Midland National Life

Insurance Company

Separate Account A

Financial Statements

December 31, 2020 and 2019

Midland National Life Insurance Company

Separate Account A

Report of Independent Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Midland National Life Insurance Company and the Policyowners of Midland National Life Insurance Company Separate Account A

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of Midland National Life Insurance Company Separate Account A (hereafter collectively referred to as the “Subaccounts”) indicated in the table below as of December 31, 2020, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below (other than Lord Abbett Series Fund, Inc. – International Opportunities Portfolio, which only includes a statement of changes in net assets for the period January 1, 2019 to July 31, 2019 (date of liquidation)), including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Subaccounts (other than Lord Abbett Series Fund, Inc. – International Opportunities Portfolio) as of December 31, 2020, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fidelity Variable Insurance Products Fund I - Government Money Market Portfolio (1)	MFS Variable Insurance Trust - Research Series (1)
Fidelity Variable Insurance Products Fund I - High Income Portfolio (1)	MFS Variable Insurance Trust - Total Return Series (1)
Fidelity Variable Insurance Products Fund I - Equity-Income Portfolio (1)	MFS Variable Insurance Trust - Utilities Series (1)
Fidelity Variable Insurance Products Fund I - Growth Portfolio (1)	Lord Abbett Series Fund, Inc. - Growth and Income Portfolio (1)
Fidelity Variable Insurance Products Fund I - Overseas Portfolio (1)	Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio (1)
Fidelity Variable Insurance Products Fund I - Mid Cap Portfolio (1)	Lord Abbett Series Fund, Inc. - International Opportunities Portfolio (2)
Fidelity Variable Insurance Products Fund I - Freedom Income Portfolio (1)	Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio (1)
Fidelity Variable Insurance Products Fund I - Freedom 2010 Portfolio (1)	Alger Fund - Large Cap Growth Portfolio (1)
Fidelity Variable Insurance Products Fund I - Freedom 2015 Portfolio (1)	Alger Fund - Mid Cap Growth Portfolio (1)
Fidelity Variable Insurance Products Fund I - Freedom 2020 Portfolio (1)	Alger Fund - Capital Appreciation Portfolio (1)
Fidelity Variable Insurance Products Fund I - Freedom 2025 Portfolio (1)	Alger Fund - Small Cap Growth Portfolio (1)
Fidelity Variable Insurance Products Fund I - Freedom 2030 Portfolio (1)	Invesco Variable Insurance Funds - Diversified Dividend Fund (1)
Fidelity Variable Insurance Products Fund II - Asset Manager Portfolio (1)	Invesco Variable Insurance Funds - Health Care Fund (1)
Fidelity Variable Insurance Products Fund II - Investment Grade Bond Portfolio (1)	Invesco Variable Insurance Funds - International Growth Fund (1)

Fidelity Variable Insurance Products Fund II - Index 500 Portfolio (1)	VanEck Worldwide Insurance Trust - Global Hard Assets Fund (1)
Fidelity Variable Insurance Products Fund II - Contrafund Portfolio (1)	PIMCO Variable Insurance Trust - Total Return Portfolio (1)
Fidelity Variable Insurance Products Fund II - Asset Manager: Growth Portfolio (1)	PIMCO Variable Insurance Trust - Low Duration Portfolio (1)
Fidelity Variable Insurance Products Fund III - Balanced Portfolio (1)	PIMCO Variable Insurance Trust - High Yield Portfolio (1)
Fidelity Variable Insurance Products Fund III - Growth & Income Portfolio (1)	PIMCO Variable Insurance Trust - Real Return Portfolio (1)
Fidelity Variable Insurance Products Fund III - Growth Opportunities Portfolio (1)	Goldman Sachs Variable Insurance Trust - Small Cap Equity Insights Fund (1)
American Century Variable Portfolios, Inc. - Balanced Fund (1)	Goldman Sachs Variable Insurance Trust - Large Cap Value Fund (1)
American Century Variable Portfolios, Inc. - Capital Appreciation Fund (1)	Neuberger Berman Advisors Management Trust - AMT Mid Cap Intrinsic Value Portfolio (1)
American Century Variable Portfolios, Inc. - International Fund (1)	Profunds VP – Japan (1)
American Century Variable Portfolios, Inc. - Value Fund (1)	Profunds VP - Oil & Gas (1)
American Century Variable Portfolios, Inc. – Disciplined Core Value Fund (1)	Profunds VP - Small-Cap Value (1)
MFS Variable Insurance Trust - Growth Series (1)	Profunds VP - Ultra Mid-Cap (1)
MFS Variable Insurance Trust - Investors Trust Series (1)	Vanguard Variable Insurance Funds-Balanced (1)
MFS Variable Insurance Trust - New Discovery Series (1)	Vanguard Variable Insurance Funds- Total Bond Market Index (1)
Vanguard Variable Insurance Funds- High Yield Bond (1)	Vanguard Variable Insurance Funds- Small Company Growth (1)
Vanguard Variable Insurance Funds- International (1)	Vanguard Variable Insurance Funds- Short Term Investment Grade (1)
Vanguard Variable Insurance Funds- Mid-Cap Index (1)	Vanguard Variable Insurance Funds- Total Stock Market Index (1)
Vanguard Variable Insurance Funds- Real Estate Index (1)

(1)	Statements of operations for the year ended December 31, 2020, and statements of changes in net assets for the years ended December 31, 2020 and 2019.
(2)	Statement of changes in net assets for the period January 1, 2019 to July 31, 2019 (date of liquidation).

Basis for Opinions

These financial statements are the responsibility of Midland National Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the Subaccounts based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to

2

each of the Subaccounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

April 23, 2021

We have served as the auditor of one or more of the Subaccounts in Midland National Life Insurance Company Separate Account A since 1987.

3

Midland National Life Insurance Company

Separate Account A

Statements of Net Assets

December 31, 2020

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
Fidelity Variable Insurance Products Fund I
Government Money Market Portfolio	10,843,233	$10,843,233	$10,843,233
High Income Portfolio	1,048,371	5,662,077	5,566,849
Equity-Income Portfolio	953,444	20,581,933	22,787,309
Growth Portfolio	684,304	40,890,179	70,483,362
Overseas Portfolio	540,759	11,330,231	14,340,929
Mid Cap Portfolio	654,147	21,601,615	25,328,580
Freedom Income Portfolio	10,467	126,490	133,352
Freedom 2010 Portfolio	13,947	183,646	199,159
Freedom 2015 Portfolio	24,333	315,396	343,588
Freedom 2020 Portfolio	30,411	394,980	457,078
Freedom 2025 Portfolio	28,937	401,823	487,299
Freedom 2030 Portfolio	78,850	1,089,374	1,327,051
Fidelity Variable Insurance Products Fund II
Asset Manager Portfolio	279,253	4,263,317	4,758,472
Investment Grade Bond Portfolio	810,392	10,644,955	11,418,430
Index 500 Portfolio	217,187	45,248,132	80,704,463
Contrafund Portfolio	1,520,567	48,900,316	73,245,701
Asset Manager: Growth Portfolio	154,393	2,681,499	3,396,636
Fidelity Variable Insurance Products Fund III
Balanced Portfolio	299,570	5,228,937	6,976,989
Growth & Income Portfolio	478,216	8,844,719	10,692,900
Growth Opportunities Portfolio	362,408	13,169,689	28,101,102
American Century Variable Portfolios, Inc.
Balanced Fund	333,150	2,437,491	2,908,400
Capital Appreciation Fund	622,743	8,838,519	12,000,251
International Fund	1,030,291	10,665,443	14,527,099
Value Fund	2,384,418	23,718,233	26,633,952
Disciplined Core Value Fund	281,474	2,420,820	2,893,550
MFS Variable Insurance Trust
Growth Series	378,763	17,808,620	27,956,522
Investors Trust Series	57,972	1,608,156	2,120,018
New Discovery Series	505,201	9,787,538	13,620,209
Research Series	175,813	4,892,021	5,778,978
Total Return Series	21,740	517,699	565,673
Utilities Series	130,388	3,951,233	4,606,603
Lord Abbett Series Fund, Inc.
Growth and Income Portfolio	311,771	10,755,689	10,893,275
Mid-Cap Stock Portfolio	522,458	12,261,350	12,586,013
Dividend Growth Portfolio	57,778	910,815	1,035,964
Alger Fund
Large Cap Growth Portfolio	229,025	15,820,635	21,393,187
Mid Cap Growth Portfolio	425,283	10,663,948	14,136,402
Capital Appreciation Portfolio	227,968	18,780,609	22,785,396
Small Cap Growth Portfolio	286,878	6,638,180	12,846,394

The accompanying notes are an integral part of these financial statements

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Midland National Life Insurance Company

Separate Account A

Statements of Net Assets

December 31, 2020

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
Invesco Variable Insurance Funds
Diversified Dividend Fund	66,901	1,727,007	1,720,698
Health Care Fund	65,310	1,752,086	2,200,291
International Growth Fund	159,342	5,893,949	6,775,220
VanEck Worldwide Insurance Trust
Global Hard Assets Fund	448,377	9,190,631	10,079,504
PIMCO Variable Insurance Trust
Total Return Portfolio	2,040,993	22,378,889	23,655,109
Low Duration Portfolio	162,863	1,678,993	1,690,517
High Yield Portfolio	335,134	2,635,052	2,684,424
Real Return Portfolio	298,165	3,700,058	4,150,452
Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund	376,563	4,574,299	5,087,369
Large Cap Value Fund	531,862	4,876,493	4,930,362
Neuberger Berman Advisors Management Trust
AMT Mid Cap Intrinsic Value Portfolio	148,139	2,195,779	2,281,343
Profunds VP
Japan	2,331	124,629	148,376
Oil & Gas	56,315	1,563,410	1,057,598
Small-Cap Value	38,236	1,554,163	1,621,964
Ultra Mid-Cap	51,297	2,489,635	2,586,371
Vanguard Variable Insurance Funds
Balanced	104,881	2,358,296	2,693,354
Total Bond Market Index	101,517	1,220,519	1,300,430
High Yield Bond	89,960	699,173	730,476
International	574,294	14,515,521	25,022,005
Mid-Cap Index	479,019	10,319,340	12,344,308
Real Estate Index	255,049	3,136,547	3,170,257
Small Company Growth	432,215	8,837,016	10,584,948
Short Term Investment Grade	53,046	567,628	589,871
Total Stock Market Index	97,581	3,757,151	4,738,522

The accompanying notes are an integral part of these financial statements

5

Midland National Life Insurance Company

Separate Account A

Statements of Operations

Year Ended December 31, 2020

				Administrative			Change in Net	Realized and Change	Net Increase (Decrease)
			Investment	Expense and	Net Investment	Net Realized	Unrealized Appreciation	in Unrealized Gains	in Net Assets
	Dividend	Capital Gains	Income	Mortality and	Income (Loss)	Gain (Loss) on	(Depreciation) on	(Losses) on Investments	Resulting from Operations
	Income (a)	Distributions (b)	(c)=(a+b)	Expense Risk (d)	(e)=(c-d)	Investments (f)	Investments (g)	(h)=(f+g)	(i)=(e+h)
Fidelity Variable Insurance Products Fund I
Government Money Market Portfolio	$29,736	$-	$29,736	$22,127	$7,609	$-	$-	$-	$7,609
High Income Portfolio	267,354	-	267,354	22,448	244,906	(45,639)	(80,515)	(126,154)	118,752
Equity-Income Portfolio	386,062	911,792	1,297,854	107,520	1,190,334	188,013	(92,458)	95,555	1,285,889
Growth Portfolio	43,852	5,573,277	5,617,129	319,097	5,298,032	3,265,360	12,915,690	16,181,050	21,479,082
Overseas Portfolio	48,906	46,823	95,729	35,194	60,535	226,321	1,266,383	1,492,704	1,553,239
Mid Cap Portfolio	136,763	-	136,763	43,678	93,085	(383,652)	4,060,152	3,676,500	3,769,585
Freedom Income Portfolio	1,468	2,248	3,716	163	3,553	14,396	1,075	15,471	19,024
Freedom 2010 Portfolio	2,428	7,082	9,510	217	9,293	44	12,347	12,391	21,684
Freedom 2015 Portfolio	4,076	4,803	8,879	189	8,690	156	27,171	27,327	36,017
Freedom 2020 Portfolio	5,438	28,740	34,178	764	33,414	(7,707)	27,255	19,548	52,962
Freedom 2025 Portfolio	5,422	19,255	24,677	1,260	23,417	7,697	36,643	44,340	67,757
Freedom 2030 Portfolio	14,589	65,631	80,220	1,870	78,350	22,810	84,350	107,160	185,510
Fidelity Variable Insurance Products Fund II
Asset Manager Portfolio	65,424	57,261	122,685	30,690	91,995	34,190	458,539	492,729	584,724
Investment Grade Bond Portfolio	236,246	3,937	240,183	28,864	211,319	107,106	616,977	724,083	935,402
Index 500 Portfolio	1,243,958	236,916	1,480,874	230,584	1,250,290	3,640,420	7,455,214	11,095,634	12,345,924
Contrafund Portfolio	159,157	327,701	486,858	231,965	254,893	1,503,717	15,533,624	17,037,341	17,292,234
Asset Manager: Growth Portfolio	33,895	41,888	75,783	16,754	59,029	55,410	365,916	421,326	480,355
Fidelity Variable Insurance Products Fund III
Balanced Portfolio	87,141	82,801	169,942	15,011	154,931	97,277	1,007,775	1,105,052	1,259,983
Growth & Income Portfolio	200,130	480,973	681,103	32,322	648,781	193,538	(135,175)	58,363	707,144
Growth Opportunities Portfolio	2,816	1,191,201	1,194,017	84,886	1,109,131	2,395,536	8,754,967	11,150,503	12,259,634
American Century Variable Portfolios, Inc.
Balanced Fund	32,061	94,023	126,084	7,332	118,752	27,455	177,014	204,469	323,221
Capital Appreciation Fund	-	1,019,180	1,019,180	23,667	995,513	26,872	2,588,616	2,615,488	3,611,001
International Fund	58,398	176,132	234,530	31,792	202,738	251,410	2,518,128	2,769,538	2,972,276
Value Fund	529,257	580,439	1,109,696	43,136	1,066,560	305,692	(1,092,141)	(786,449)	280,111
Disciplined Core Value Fund	50,180	128,342	178,522	8,933	169,589	31,405	93,915	125,320	294,909
MFS Variable Insurance Trust
Growth Series	-	1,581,550	1,581,550	68,094	1,513,456	977,501	4,368,423	5,345,924	6,859,380
Investors Trust Series	11,871	56,785	68,656	6,097	62,559	57,804	119,653	177,457	240,016
New Discovery Series	-	984,732	984,732	27,628	957,104	187,298	3,160,743	3,348,041	4,305,145
Research Series	36,764	202,658	239,422	16,105	223,317	30,870	552,208	583,078	806,395
Total Return Series	11,709	13,568	25,277	850	24,427	(2,215)	26,493	24,278	48,705
Utilities Series	102,479	106,861	209,340	6,002	203,338	69,805	(90,080)	(20,275)	183,063
Lord Abbett Series Fund, Inc.
Growth and Income Portfolio	169,332	-	169,332	26,179	143,153	(113,401)	166,823	53,422	196,575
Mid-Cap Stock Portfolio	123,130	-	123,130	25,085	98,045	18,679	185,177	203,856	301,901
Dividend Growth Portfolio	9,136	18,343	27,479	2,269	25,210	5,611	79,607	85,218	110,428
Alger Fund
Large Cap Growth Portfolio	30,416	2,719,439	2,749,855	31,260	2,718,595	1,244,494	4,419,787	5,664,281	8,382,876
Mid Cap Growth Portfolio	-	1,533,157	1,533,157	23,122	1,510,035	950,257	3,106,570	4,056,827	5,566,862
Capital Appreciation Portfolio	-	2,911,013	2,911,013	34,494	2,876,519	999,932	2,928,181	3,928,113	6,804,632
Small Cap Growth Portfolio	107,479	721,080	828,559	21,499	807,060	200,892	4,267,721	4,468,613	5,275,673

The accompanying notes are an integral part of these financial statements

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Midland National Life Insurance Company

Separate Account A

Statements of Operations

Year Ended December 31, 2020

				Administrative			Change in Net	Realized and Change	Net Increase (Decrease)
			Investment	Expense and	Net Investment	Net Realized	Unrealized Appreciation	in Unrealized Gains	in Net Assets
	Dividend	Capital Gains	Income	Mortality and	Income (Loss)	Gain (Loss) on	(Depreciation) on	(Losses) on Investments	Resulting from Operations
	Income (a)	Distributions (b)	(c)=(a+b)	Expense Risk (d)	(e)=(c-d)	Investments (f)	Investments (g)	(h)=(f+g)	(i)=(e+h)
Invesco Variable Insurance Funds
Diversified Dividend Fund	49,766	41,387	91,153	2,683	88,470	(52,337)	(27,191)	(79,528)	8,942
Health Care Fund	6,186	47,087	53,273	3,130	50,143	19,607	196,947	216,554	266,697
International Growth Fund	138,300	133,242	271,542	6,601	264,941	(14,746)	571,288	556,542	821,483
VanEck Worldwide Insurance Trust
Global Hard Assets Fund	71,214	-	71,214	9,334	61,880	(602,219)	2,153,473	1,551,254	1,613,134
PIMCO Variable Insurance Trust
Total Return Portfolio	493,585	261,540	755,125	34,016	721,109	105,410	1,054,828	1,160,238	1,881,347
Low Duration Portfolio	20,740	-	20,740	4,312	16,428	(555)	30,803	30,248	46,676
High Yield Portfolio	114,175	-	114,175	3,407	110,768	4,073	18,554	22,627	133,395
Real Return Portfolio	57,507	-	57,507	8,347	49,160	27,842	363,800	391,642	440,802
Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund	9,666	60,104	69,770	5,975	63,795	(127,461)	463,818	336,357	400,152
Large Cap Value Fund	62,323	82,019	144,342	5,035	139,307	(105,631)	172,182	66,551	205,858
Neuberger Berman Advisors
Management Trust
AMT Mid Cap Intrinsic Value Portfolio	20,312	-	20,312	2,395	17,917	(292,423)	242,301	(50,122)	(32,205)
Profunds VP
Japan	357	-	357	128	229	9,092	8,240	17,332	17,561
Oil & Gas	23,758	10,506	34,264	863	33,401	(132,314)	(314,290)	(446,604)	(413,203)
Small-Cap Value	286	132,364	132,650	724	131,926	(11,465)	(18,719)	(30,184)	101,742
Ultra Mid-Cap	4,539	401,716	406,255	3,819	402,436	(298,652)	(69,580)	(368,232)	34,204
Vanguard Variable Insurance Funds
Balanced	69,521	84,783	154,304	5,124	149,180	18,521	84,127	102,648	251,828
Total Bond Market Index	38,028	-	38,028	2,327	35,701	14,603	39,212	53,815	89,516
High Yield Bond	37,720	-	37,720	531	37,189	(1,045)	1,973	928	38,117
International	246,261	450,092	696,353	24,015	672,338	2,693,144	6,373,977	9,067,121	9,739,459
Mid-Cap Index	154,589	578,808	733,397	10,949	722,448	578,772	606,568	1,185,340	1,907,788
Real Estate Index	74,664	46,952	121,616	4,274	117,342	(36,371)	(244,922)	(281,293)	(163,951)
Small Company Growth	54,336	785,219	839,555	10,324	829,231	(20,063)	1,236,646	1,216,583	2,045,814
Short Term Investment Grade	16,884	-	16,884	1,160	15,724	8,224	8,001	16,225	31,949
Total Stock Market Index	74,050	142,859	216,909	8,015	208,894	227,809	317,390	545,199	754,093

The accompanying notes are an integral part of these financial statements

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Midland National Life Insurance Company

Separate Account A

Statements of Changes in Net Assets

Year Ended December 31, 2020

		Net Increase								Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net			Transfers of			Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Cost of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year	Fair
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Insurance (e)	Surrenders (f)	Death Benefits (g)	Terminations (h)	General Account (i)	(j)=(c+d+e+f+g+h+i)	(k)=(b+j)	(l)=(a+k)	Value
Fidelity Variable Insurance Products Fund I
Government Money Market Portfolio	$11,857,536	$7,609	$492,345	$585,722	$(705,885)	$(416,231)	$(32,646)	$(193,472)	$(751,745)	$(1,021,912)	$(1,014,303)	$10,843,233	10,843,233
High Income Portfolio	5,681,160	118,752	316,924	84,593	(369,724)	(158,578)	(46,231)	(20,862)	(39,185)	(233,063)	(114,311)	5,566,849	5,566,849
Equity-Income Portfolio	21,991,802	1,285,889	886,733	495,886	(1,198,632)	(396,951)	(199,724)	(92,763)	15,069	(490,382)	795,507	22,787,309	22,787,309
Growth Portfolio	53,624,871	21,479,082	1,624,515	1,112,203	(2,360,657)	(1,321,751)	(333,900)	(183,662)	(3,157,339)	(4,620,591)	16,858,491	70,483,362	70,483,362
Overseas Portfolio	10,937,790	1,553,239	541,699	191,512	(591,930)	(391,709)	(62,363)	(72,099)	2,234,790	1,849,900	3,403,139	14,340,929	14,340,929
Mid Cap Portfolio	23,465,443	3,769,585	885,133	224,428	(1,047,165)	(437,867)	(39,208)	(127,834)	(1,363,935)	(1,906,448)	1,863,137	25,328,580	25,328,580
Freedom Income Portfolio	99,502	19,024	4,723	201,073	(3,753)	-	-	-	(187,217)	14,826	33,850	133,352	133,352
Freedom 2010 Portfolio	161,432	21,684	12,469	-	(4,333)	(7)	-	-	7,914	16,043	37,727	199,159	199,159
Freedom 2015 Portfolio	67,936	36,017	6,616	-	(8,207)	-	-	-	241,226	239,635	275,652	343,588	343,588
Freedom 2020 Portfolio	507,248	52,962	5,242	749	(9,327)	-	-	-	(99,796)	(103,132)	(50,170)	457,078	457,078
Freedom 2025 Portfolio	445,052	67,757	13,378	2,780	(17,874)	(3,517)	-	(619)	(19,658)	(25,510)	42,247	487,299	487,299
Freedom 2030 Portfolio	1,280,298	185,510	45,802	8,601	(51,905)	(101,463)	-	-	(39,792)	(138,757)	46,753	1,327,051	1,327,051
Fidelity Variable Insurance Products Fund II
Asset Manager Portfolio	4,466,901	584,724	225,363	104,324	(337,198)	(46,595)	(116,341)	(15,753)	(106,953)	(293,153)	291,571	4,758,472	4,758,472
Investment Grade Bond Portfolio	10,490,015	935,402	555,184	78,949	(747,354)	(248,239)	(41,664)	(24,045)	420,182	(6,987)	928,415	11,418,430	11,418,430
Index 500 Portfolio	72,701,567	12,345,924	2,813,576	1,119,177	(3,199,856)	(1,658,062)	(1,801,120)	(229,986)	(1,386,757)	(4,343,028)	8,002,896	80,704,463	80,704,463
Contrafund Portfolio	59,341,930	17,292,234	1,920,806	715,390	(2,408,825)	(1,737,818)	(348,121)	(196,264)	(1,333,631)	(3,388,463)	13,903,771	73,245,701	73,245,701
Asset Manager: Growth Portfolio	3,004,746	480,355	157,568	104,425	(237,720)	(61,189)	(6,464)	(10,901)	(34,184)	(88,465)	391,890	3,396,636	3,396,636
Fidelity Variable Insurance Products Fund III
Balanced Portfolio	5,833,791	1,259,983	375,695	126,150	(367,353)	(111,525)	(22,327)	(8,642)	(108,783)	(116,785)	1,143,198	6,976,989	6,976,989
Growth & Income Portfolio	10,398,638	707,144	425,922	155,138	(576,804)	(177,950)	(106,983)	(70,556)	(61,649)	(412,882)	294,262	10,692,900	10,692,900
Growth Opportunities Portfolio	17,825,151	12,259,634	631,632	344,230	(665,452)	(569,647)	(159,479)	(69,743)	(1,495,224)	(1,983,683)	10,275,951	28,101,102	28,101,102
American Century Variable Portfolios, Inc.
Balanced Fund	2,754,178	323,221	144,088	45,554	(186,621)	(68,913)	(8,126)	(3,199)	(91,782)	(168,999)	154,222	2,908,400	2,908,400
Capital Appreciation Fund	8,948,500	3,611,001	323,548	181,493	(382,476)	(151,878)	(18,493)	(32,675)	(478,769)	(559,250)	3,051,751	12,000,251	12,000,251
International Fund	12,322,809	2,972,276	644,769	228,272	(727,528)	(422,116)	(72,590)	(99,315)	(319,478)	(767,986)	2,204,290	14,527,099	14,527,099
Value Fund	26,203,060	280,111	1,182,686	331,982	(1,160,668)	(664,334)	(96,684)	(108,439)	666,238	150,781	430,892	26,633,952	26,633,952
Disciplined Core Value Fund	2,683,260	294,909	107,489	24,407	(114,451)	(38,553)	(4,125)	(3,935)	(55,451)	(84,619)	210,290	2,893,550	2,893,550
MFS Variable Insurance Trust
Growth Series	22,462,447	6,859,380	748,727	285,209	(826,559)	(631,162)	(69,795)	(98,414)	(773,311)	(1,365,305)	5,494,075	27,956,522	27,956,522
Investors Trust Series	1,993,916	240,016	73,744	20,070	(89,694)	(67,710)	(40,676)	(10,761)	1,113	(113,914)	126,102	2,120,018	2,120,018
New Discovery Series	10,802,892	4,305,145	375,467	140,499	(397,882)	(381,422)	(66,249)	(40,900)	(1,117,341)	(1,487,828)	2,817,317	13,620,209	13,620,209
Research Series	5,186,039	806,395	164,989	81,343	(220,390)	(110,561)	(40,411)	(15,479)	(72,947)	(213,456)	592,939	5,778,978	5,778,978
Total Return Series	505,449	48,705	26,512	6,654	(30,901)	(10,325)	-	-	19,579	11,519	60,224	565,673	565,673
Utilities Series	4,661,817	183,063	272,163	63,003	(234,494)	(74,297)	(21,393)	(6,152)	(237,107)	(238,277)	(55,214)	4,606,603	4,606,603
Lord Abbett Series Fund, Inc.
Growth and Income Portfolio	11,169,105	196,575	460,984	137,610	(572,831)	(330,276)	(35,926)	(38,733)	(93,233)	(472,405)	(275,830)	10,893,275	10,893,275
Mid-Cap Stock Portfolio	12,319,022	301,901	587,036	156,347	(666,056)	(253,928)	(37,016)	(48,206)	226,913	(34,910)	266,991	12,586,013	12,586,013
Dividend Growth Portfolio	1,105,999	110,428	41,687	4,940	(37,104)	(25,169)	(20,953)	(2,435)	(141,429)	(180,463)	(70,035)	1,035,964	1,035,964
Alger Fund
Large Cap Growth Portfolio	13,468,985	8,382,876	648,725	281,244	(652,459)	(430,297)	(55,044)	(71,552)	(179,291)	(458,674)	7,924,202	21,393,187	21,393,187
Mid Cap Growth Portfolio	9,122,949	5,566,862	413,602	136,127	(436,034)	(178,321)	(26,405)	(48,794)	(413,584)	(553,409)	5,013,453	14,136,402	14,136,402
Capital Appreciation Portfolio	16,603,042	6,804,632	760,275	180,738	(714,321)	(405,985)	(39,570)	(54,634)	(348,781)	(622,278)	6,182,354	22,785,396	22,785,396
Small Cap Growth Portfolio	8,208,223	5,275,673	185,419	89,868	(275,736)	(234,709)	(26,793)	(48,053)	(327,498)	(637,502)	4,638,171	12,846,394	12,846,394

The accompanying notes are an integral part of these financial statements

8

Midland National Life Insurance Company

Separate Account A

Statements of Changes in Net Assets

Year Ended December 31, 2020

		Net Increase								Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net			Transfers of			Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Cost of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year	Fair
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Insurance (e)	Surrenders (f)	Death Benefits (g)	Terminations (h)	General Account (i)	(j)=(c+d+e+f+g+h+i)	(k)=(b+j)	(l)=(a+k)	Value
Invesco Variable Insurance Funds
Diversified Dividend Fund	1,719,532	8,942	95,397	28,865	(92,560)	(49,252)	-	(11,882)	21,656	(7,776)	1,166	1,720,698	1,720,698
Health Care Fund	2,096,811	266,697	114,505	43,695	(109,286)	(47,825)	(9,229)	(17,805)	(137,272)	(163,217)	103,480	2,200,291	2,200,291
International Growth Fund	6,283,354	821,483	338,189	113,419	(296,972)	(147,416)	(1,633)	(12,777)	(322,427)	(329,617)	491,866	6,775,220	6,775,220
VanEck Worldwide Insurance Trust
Global Hard Assets Fund	8,582,226	1,613,134	816,219	229,774	(748,196)	(144,583)	(53,642)	(26,379)	(189,049)	(115,856)	1,497,278	10,079,504	10,079,504
PIMCO Variable Insurance Trust
Total Return Portfolio	22,616,633	1,881,347	1,305,984	346,140	(1,287,054)	(952,112)	(53,264)	(88,405)	(114,160)	(842,871)	1,038,476	23,655,109	23,655,109
Low Duration Portfolio	1,753,124	46,676	16,301	2,882	(125,422)	-	-	-	(3,044)	(109,283)	(62,607)	1,690,517	1,690,517
High Yield Portfolio	3,100,802	133,395	108,971	48,758	(133,549)	(78,655)	(15,856)	(421)	(479,021)	(549,773)	(416,378)	2,684,424	2,684,424
Real Return Portfolio	3,849,299	440,802	133,937	18,039	(302,086)	(55,296)	(1,574)	(9,659)	76,990	(139,649)	301,153	4,150,452	4,150,452
Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund	4,593,690	400,152	254,587	46,647	(226,197)	(82,882)	(2,411)	(19,690)	123,473	93,527	493,679	5,087,369	5,087,369
Large Cap Value Fund	4,553,057	205,858	263,675	167,719	(248,464)	(102,704)	(1,957)	(12,001)	105,179	171,447	377,305	4,930,362	4,930,362
Neuberger Berman Advisors Management Trust
AMT Mid Cap Intrinsic Value Portfolio	2,114,942	(32,205)	135,213	35,852	(103,829)	(12,825)	(12,261)	(427)	156,883	198,606	166,401	2,281,343	2,281,343
Profunds VP
Japan	464,480	17,561	23,368	2,439	(12,298)	-	-	(900)	(346,274)	(333,665)	(316,104)	148,376	148,376
Oil & Gas	1,270,686	(413,203)	131,163	55,251	(78,828)	(15,400)	-	(10,928)	118,857	200,115	(213,088)	1,057,598	1,057,598
Small-Cap Value	1,068,408	101,742	51,598	19,746	(38,669)	(28,994)	(4,683)	(1,597)	454,413	451,814	553,556	1,621,964	1,621,964
Ultra Mid-Cap	2,637,488	34,204	142,919	61,402	(106,544)	(6,601)	(58,765)	(1,399)	(116,333)	(85,321)	(51,117)	2,586,371	2,586,371
Vanguard Variable Insurance Funds
Balanced	2,632,371	251,828	95,509	33,205	(126,726)	(130,990)	-	(8,750)	(53,093)	(190,845)	60,983	2,693,354	2,693,354
Total Bond Market Index	1,458,717	89,516	52,686	23,488	(58,420)	(40,788)	-	(6,639)	(218,130)	(247,803)	(158,287)	1,300,430	1,300,430
High Yield Bond	671,937	38,117	54,402	9,214	(35,588)	(30,104)	-	(7,366)	29,864	20,422	58,539	730,476	730,476
International	18,214,925	9,739,459	833,143	238,725	(719,768)	(610,571)	(17,231)	(87,734)	(2,568,943)	(2,932,379)	6,807,080	25,022,005	25,022,005
Mid-Cap Index	10,591,529	1,907,788	558,829	164,539	(427,552)	(450,938)	(15,759)	(39,370)	55,242	(155,009)	1,752,779	12,344,308	12,344,308
Real Estate Index	3,372,934	(163,951)	173,596	45,908	(141,948)	(93,928)	(11,070)	(8,799)	(2,485)	(38,726)	(202,677)	3,170,257	3,170,257
Small Company Growth	8,694,405	2,045,814	471,605	109,164	(317,000)	(333,248)	(22,861)	(42,492)	(20,439)	(155,271)	1,890,543	10,584,948	10,584,948
Short Term Investment Grade	637,505	31,949	52,077	4,782	(27,586)	(73,488)	-	(5,531)	(29,837)	(79,583)	(47,634)	589,871	589,871
Total Stock Market Index	4,418,524	754,093	199,752	53,626	(155,420)	(112,652)	(1,363)	(44,572)	(373,466)	(434,095)	319,998	4,738,522	4,738,522

The accompanying notes are an integral part of these financial statements

9

Midland National Life Insurance Company

Separate Account A

Statements of Changes in Net Assets

Year Ended December 31, 2019

		Net Increase								Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net			Transfers of			Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Cost of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Insurance (e)	Surrenders (f)	Death Benefits (g)	Terminations (h)	General Account (i)	(j)=(c+d+e+f+g+h+i)	(k)=(b+j)	(l)=(a+k)
Fidelity Variable Insurance Products Fund I
Government Money Market Portfolio	$11,705,310	$145,940	$503,945	$162,698	$(594,428)	$(507,271)	$(3,059)	$(36,362)	$480,763	$6,286	$152,226	$11,857,536
High Income Portfolio	5,331,349	772,184	260,758	87,297	(388,467)	(230,466)	(42,313)	(39,552)	(69,630)	(422,373)	349,811	5,681,160
Equity-Income Portfolio	18,565,085	4,829,363	684,340	337,812	(1,255,000)	(838,403)	(166,456)	(178,558)	13,619	(1,402,646)	3,426,717	21,991,802
Growth Portfolio	41,866,202	13,618,820	1,667,575	1,037,567	(2,360,544)	(1,959,730)	(415,111)	(310,818)	480,910	(1,860,151)	11,758,669	53,624,871
Overseas Portfolio	9,121,308	2,430,601	575,095	218,581	(616,979)	(438,402)	(42,628)	(69,817)	(239,969)	(614,119)	1,816,482	10,937,790
Mid Cap Portfolio	20,966,620	4,695,133	920,730	318,576	(1,127,013)	(901,249)	(104,550)	(154,269)	(1,148,535)	(2,196,310)	2,498,823	23,465,443
Freedom Income Portfolio	250,904	26,948	18,134	-	(3,597)	(108)	-	-	(192,779)	(178,350)	(151,402)	99,502
Freedom 2010 Portfolio	23	6,748	5,712	-	(2,008)	-	-	-	150,957	154,661	161,409	161,432
Freedom 2015 Portfolio	55,184	10,147	6,593	2,338	(7,594)	(202)	-	(4)	1,474	2,605	12,752	67,936
Freedom 2020 Portfolio	487,849	90,991	7,750	2,240	(12,150)	(10,261)	-	-	(59,171)	(71,592)	19,399	507,248
Freedom 2025 Portfolio	266,811	69,308	12,615	3,690	(16,732)	(2,675)	-	(847)	112,882	108,933	178,241	445,052
Freedom 2030 Portfolio	982,964	243,563	53,277	8,103	(33,678)	(10,379)	-	(9,972)	46,420	53,771	297,334	1,280,298
Fidelity Variable Insurance Products Fund II
Asset Manager Portfolio	4,086,511	688,117	242,557	86,213	(353,695)	(98,042)	(48,618)	(14,924)	(121,218)	(307,727)	380,390	4,466,901
Investment Grade Bond Portfolio	9,723,070	958,745	970,146	108,594	(759,693)	(189,144)	(8,760)	(83,904)	(229,039)	(191,800)	766,945	10,490,015
Index 500 Portfolio	59,157,900	17,818,655	2,818,766	1,099,535	(3,238,553)	(1,884,401)	(304,146)	(425,607)	(2,340,582)	(4,274,988)	13,543,667	72,701,567
Contrafund Portfolio	48,648,488	14,640,268	1,889,269	695,627	(2,405,925)	(1,749,471)	(302,117)	(582,283)	(1,491,926)	(3,946,826)	10,693,442	59,341,930
Asset Manager: Growth Portfolio	2,859,670	587,417	174,023	82,477	(240,098)	(84,699)	-	(50,323)	(323,721)	(442,341)	145,076	3,004,746
Fidelity Variable Insurance Products Fund III
Balanced Portfolio	4,941,645	1,167,223	365,099	70,228	(375,896)	(465,475)	(8,972)	(40,375)	180,314	(275,077)	892,146	5,833,791
Growth & Income Portfolio	8,331,779	2,421,625	448,322	123,188	(572,965)	(252,190)	(28,057)	(39,919)	(33,145)	(354,766)	2,066,859	10,398,638
Growth Opportunities Portfolio	11,771,921	4,789,173	451,104	238,675	(569,553)	(453,631)	(135,500)	(109,926)	1,842,888	1,264,057	6,053,230	17,825,151
American Century Variable Portfolios, Inc.
Balanced Fund	2,442,514	466,771	143,974	27,043	(185,274)	(90,190)	(2,147)	(6,116)	(42,397)	(155,107)	311,664	2,754,178
Capital Appreciation Fund	6,940,270	2,408,030	324,501	136,335	(385,122)	(480,937)	(89,687)	(39,902)	135,012	(399,800)	2,008,230	8,948,500
International Fund	10,017,792	2,756,694	652,292	238,779	(757,816)	(409,040)	(48,891)	(99,478)	(27,523)	(451,677)	2,305,017	12,322,809
Value Fund	22,147,603	5,755,829	1,187,182	281,887	(1,210,042)	(954,815)	(89,926)	(144,465)	(770,193)	(1,700,372)	4,055,457	26,203,060
Disciplined Core Value Fund	2,287,728	524,763	108,014	28,561	(117,573)	(77,343)	(15,589)	(8,665)	(46,636)	(129,231)	395,532	2,683,260
MFS Variable Insurance Trust
Growth Series	17,555,908	6,549,900	790,383	241,655	(819,263)	(853,601)	(146,634)	(117,078)	(738,823)	(1,643,361)	4,906,539	22,462,447
Investors Trust Series	1,606,712	486,280	75,078	29,371	(92,589)	(57,585)	-	(4,833)	(48,518)	(99,076)	387,204	1,993,916
New Discovery Series	7,513,873	3,273,716	378,270	195,942	(398,034)	(631,299)	(13,901)	(74,335)	558,660	15,303	3,289,019	10,802,892
Research Series	4,507,551	1,532,877	228,885	71,495	(254,332)	(380,037)	(13,399)	(28,387)	(478,614)	(854,389)	678,488	5,186,039
Total Return Series	382,505	79,989	26,451	1,608	(32,913)	(2,151)	(159)	(267)	50,386	42,955	122,944	505,449
Utilities Series	3,836,522	948,124	259,652	58,416	(238,712)	(113,508)	(7,956)	(43,171)	(37,550)	(122,829)	825,295	4,661,817
Lord Abbett Series Fund, Inc.
Growth and Income Portfolio	10,122,230	2,146,625	485,849	150,317	(607,236)	(539,215)	(18,973)	(56,926)	(513,566)	(1,099,750)	1,046,875	11,169,105
Mid-Cap Stock Portfolio	10,671,486	2,331,957	615,459	164,183	(675,114)	(423,652)	(26,295)	(88,610)	(250,392)	(684,421)	1,647,536	12,319,022
International Opportunities Portfolio	3,985,135	490,958	126,316	33,137	(135,725)	(81,171)	(1,295)	(7,728)	(4,409,627)	(4,476,093)	(3,985,135)	-
Dividend Growth Portfolio	887,609	240,142	47,248	3,374	(31,126)	(14,519)	(478)	(5,143)	(21,108)	(21,752)	218,390	1,105,999
Alger Fund
Large Cap Growth Portfolio	11,458,247	3,016,127	555,633	160,675	(589,670)	(472,611)	(27,594)	(76,782)	(555,040)	(1,005,389)	2,010,738	13,468,985
Mid Cap Growth Portfolio	7,032,243	2,155,000	462,086	111,371	(456,233)	(450,140)	(5,445)	(82,008)	356,075	(64,294)	2,090,706	9,122,949
Capital Appreciation Portfolio	13,636,714	4,383,217	651,085	122,198	(648,621)	(562,340)	(70,514)	(121,809)	(786,888)	(1,416,889)	2,966,328	16,603,042
Small Cap Growth Portfolio	6,704,261	1,926,798	182,132	65,511	(269,560)	(183,421)	(12,445)	(24,270)	(180,783)	(422,836)	1,503,962	8,208,223

The accompanying notes are an integral part of these financial statements

10

Midland National Life Insurance Company

Separate Account A

Statements of Changes in Net Assets

Year Ended December 31, 2019

		Net Increase								Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net			Transfers of			Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Cost of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Insurance (e)	Surrenders (f)	Death Benefits (g)	Terminations (h)	General Account (i)	(j)=(c+d+e+f+g+h+i)	(k)=(b+j)	(l)=(a+k)
Invesco Variable Insurance Funds
Diversified Dividend Fund	1,452,894	363,250	95,540	35,778	(100,872)	(120,511)	(44)	(13,964)	7,461	(96,612)	266,638	1,719,532
Health Care Fund	2,073,500	579,965	125,129	31,874	(130,171)	(142,762)	(1,942)	(48,363)	(390,419)	(556,654)	23,311	2,096,811
International Growth Fund	5,156,722	1,402,744	407,001	118,983	(318,397)	(259,819)	(11,034)	(52,249)	(160,597)	(276,112)	1,126,632	6,283,354
VanEck Worldwide Insurance Trust
Global Hard Assets Fund	8,002,723	893,832	820,226	206,160	(795,724)	(297,853)	(58,014)	(47,291)	(141,833)	(314,329)	579,503	8,582,226
PIMCO Variable Insurance Trust
Total Return Portfolio	22,229,860	1,767,233	1,781,127	298,809	(1,364,129)	(876,522)	(47,135)	(184,804)	(987,806)	(1,380,460)	386,773	22,616,633
Low Duration Portfolio	1,790,315	65,868	16,592	5,166	(112,642)	(129)	-	(1,133)	(10,913)	(103,059)	(37,191)	1,753,124
High Yield Portfolio	2,105,949	299,730	104,975	65,928	(125,375)	(175,248)	(4,021)	(23,988)	852,852	695,123	994,853	3,100,802
Real Return Portfolio	3,914,443	311,124	126,540	32,791	(281,939)	(121,793)	-	(18,189)	(113,678)	(376,268)	(65,144)	3,849,299
Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund	3,964,209	1,050,229	231,095	58,358	(244,169)	(154,104)	(13,350)	(41,089)	(257,489)	(420,748)	629,481	4,593,690
Large Cap Value Fund	3,930,585	979,341	301,131	68,856	(259,307)	(193,517)	(38,089)	(35,109)	(200,834)	(356,869)	622,472	4,553,057
Neuberger Berman Advisors Management Trust
AMT Mid Cap Intrinsic Value Portfolio	1,872,723	373,521	134,510	20,562	(127,559)	(53,295)	(1,216)	(15,678)	(88,626)	(131,302)	242,219	2,114,942
Profunds VP
Japan	129,342	26,007	19,071	3,637	(11,569)	(7,983)	-	(2,281)	308,256	309,131	335,138	464,480
Oil & Gas	1,198,413	83,023	252,664	51,770	(94,326)	(54,220)	(1,279)	(20,026)	(145,333)	(10,750)	72,273	1,270,686
Small-Cap Value	899,085	228,389	64,849	21,939	(45,623)	(49,596)	(1,972)	(8,045)	(40,618)	(59,066)	169,323	1,068,408
Ultra Mid-Cap	1,678,909	806,788	11,612	42,117	(104,886)	(39,038)	(677)	(14,949)	257,612	151,791	958,579	2,637,488
Vanguard Variable Insurance Funds
Balanced	2,375,829	511,145	89,336	112,707	(123,360)	(19,614)	(65,736)	(1,952)	(245,984)	(254,603)	256,542	2,632,371
Total Bond Market Index	1,196,374	90,674	51,940	9,250	(46,239)	(13,834)	-	(27,888)	198,440	171,669	262,343	1,458,717
High Yield Bond	580,975	90,698	54,841	4,667	(34,115)	(18,488)	(14,859)	(18,175)	26,393	264	90,962	671,937
International	14,055,116	4,353,226	889,311	152,880	(750,516)	(547,133)	(92,776)	(299,631)	454,448	(193,417)	4,159,809	18,214,925
Mid-Cap Index	8,712,241	2,616,202	571,187	175,310	(444,029)	(383,652)	(44,595)	(58,728)	(552,407)	(736,914)	1,879,288	10,591,529
Real Estate Index	3,036,652	856,701	192,044	43,700	(165,833)	(148,806)	(34,969)	(70,784)	(335,771)	(520,419)	336,282	3,372,934
Small Company Growth	7,242,055	1,977,077	456,547	90,036	(340,857)	(237,340)	(37,891)	(100,281)	(354,941)	(524,727)	1,452,350	8,694,405
Short Term Investment Grade	581,386	32,043	25,985	12,950	(26,583)	(49,027)	-	(24,603)	85,354	24,076	56,119	637,505
Total Stock Market Index	3,455,710	1,069,076	207,558	29,443	(171,486)	(106,054)	(28,877)	(41,089)	4,243	(106,262)	962,814	4,418,524

The accompanying notes are an integral part of these financial statements

11

Midland National Life Insurance Company

Separate Account A

Notes to Financial Statements

1.	Organization and Significant Accounting Policies

Organization

Midland National Life Separate Account A (“Separate Account”), a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 as amended, is a segregated investment account of Midland National Life Insurance Company (the “Company”) in accordance with the provisions of the Iowa Insurance laws. The assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of the Company. The Separate Account is used to fund variable universal life insurance policies of the Company. The Separate Account consists of fifteen insurance products, each with different characteristics. The dates in which products were introduced result in different product groups. Sammons Financial Network, an affiliate, serves as the underwriter of the variable products.

Investments

The Separate Account invests in specified portfolios of Fidelity Variable Insurance Products Fund I (“VIPF”), Fidelity Variable Insurance Products Fund II (“VIPF II”), Fidelity Variable Insurance Products Fund III (“VIPF III”), American Century Variable Portfolios, Inc. (“ACVP”), MFS Variable Insurance Trust (“MFS”), Lord Abbett Series Fund, Inc. (“LAC”), Alger Fund (“FAM”), Invesco Variable Insurance Funds (“INV”), VanEck Worldwide Insurance Trust (“VanEck”), PIMCO Variable Insurance Trust (“PIMCO”), Goldman Sachs Variable Insurance Trust (“Goldman”), Neuberger Berman Advisors Management Trust (“Neuberger”), ProFunds VP (“PF”) and Vanguard Variable Insurance Funds (“Vanguard”), (collectively “the Funds”), each diversified open-end management companies registered under the Investment Company Act of 1940, as directed by participants. All portfolios have been in existence for more than two years.

Effective May 1, 2016, the Van Eck Global Hard Assets Fund was renamed the VanEck Global Hard Assets Fund.

Effective December 2, 2016, the PF Japan fund had a reverse share split as shown in the following table.

Fund	Split Ratio (New to Old Shares)
PF Japan Portfolio	1:4

Effective January 18, 2018, the Vanguard REIT Index Portfolio was renamed the Vanguard Real Estate Index Portfolio.

Effective April 30, 2018, the INV Global Health Care Fund was renamed the INV Health Care Fund.

Effective May 1, 2019 the Company no longer issued new sales in the Separate Account.

Effective July 1, 2019, the LAC International Opportunities Portfolio was closed to new investors and on July 31, 2019 the portfolio was liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of Lord Abbett Series Fund, Inc. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge. Any funds remaining at July 31, 2019 were transferred to the VIPF Government Money Market Portfolio.

12

Midland National Life Insurance Company

Separate Account A

Notes to Financial Statements

Effective April 1, 2020 the LAC Calibrated Dividend Growth Portfolio was renamed the LAC Dividend Growth Portfolio.

Effective May 1, 2020 the Vanguard Small Company Growth Portfolio was closed to new investors.

Effective September 25, 2020 the ACVP Income & Growth Fund was renamed the ACVP Disciplined Core Value Fund.

Fair Value

Investments in shares of the Funds are valued at the net asset values (fair values) of the respective portfolios of the Funds corresponding to the investment portfolios of the Separate Account. Investment transactions are recorded on the trade date (the date the order to buy or sell is executed). Dividends are automatically reinvested in shares of the Funds.

Current accounting standards define fair value as an exit price, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value standards also establish a hierarchal disclosure framework which prioritizes and ranks the level of market price observability used in measuring financial instruments at fair value. Market price observability is affected by a number of factors, including the type of instrument and the characteristics specific to the instrument. Financial instruments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.

The Company determines the fair value of its investments, in the absence of observable market prices, using the valuation methodologies described below applied on a consistent basis. For some investments, market activity may be minimal or nonexistent and management’s determination of fair value is then based on the best information available in the circumstances and may incorporate management’s own assumptions, which involves a significant degree of judgment.

Financial instruments measured and reported at fair value are classified and disclosed in one of the following categories.

Level 1 – Quoted prices are available in active markets for identical financial instruments as of the reporting date. The types of financial instruments included in Level 1 are mutual funds. As required by the fair value measurements guidance, the Company does not adjust the quoted price for these financial instruments, even in situations where it holds a large position and a sale could reasonably impact the quoted price.

Level 2 – Fair values are based on quoted prices for similar assets or liabilities in active and inactive markets. Inactive markets involve few transactions for similar assets or liabilities and the prices are not current or price quotations vary substantially over time or among market makers, which would include some broker quotes. Level 2 inputs also include corroborated market data such as interest rate spreads, yield curves, volatilities, prepayment speeds, credit risks and default rates. The Company does not hold any Level 2 securities in the Separate Account.

Level 3 – Pricing inputs are unobservable for the financial instrument and include situations where there is little, if any, market activity for the financial instrument. These inputs may reflect the Company’s estimates of the assumptions that market participants would use in valuing the financial instruments. The Company does not hold any Level 3 securities in the Separate Account.

13

Midland National Life Insurance Company

Separate Account A

Notes to Financial Statements

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, a financial instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument.

At December 31, 2020, the Company’s investments were classified as follows:

Assets	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Mutual Funds	$712,724,137	$-	$-	$712,724,137

The first-in, first-out (“FIFO”) method is used to determine realized gains and losses on investments. Dividend and capital gain distributions are recorded as income on the ex-dividend date.

The Separate Account had no liabilities or changes in liabilities as of and for the year ended December 31, 2020.

The contracts do not provide for a variable payout option; therefore all assets in the Separate Account are in the accumulation phase.

Federal Income Taxes

The operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current law, the Company pays no tax on investment income and capital gains reflected in variable life policy reserves. However, the Company retains the right to charge for any federal income tax incurred which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. Excluding the events below there are no additional transactions that require disclosure in the financial statements.

Effective April 30, 2021 the VanEck Global Hard Assets Fund will be renamed the VanEck Global Resources Fund.

14

Midland National Life Insurance Company

Separate Account A

Notes to Financial Statements

2.	Expenses

The Company is compensated for certain expenses as described below. The rates of each applicable charge are described in the Separate Account’s prospectus.

•

A contract administration fee is charged to cover the Company’s record keeping and other administrative expenses incurred to operate the Separate Account. This fee is allocated to the individual portfolios of the Funds based on the net asset value of the portfolios in proportion to the total net asset value of the Separate Account.

•

A mortality and expense risk fee is charged in return for the Company’s assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with policies issued. This fee is charged directly to the individual portfolios of the Funds based on the net asset value of the portfolio.

•

A transfer charge is imposed on each transfer between portfolios of the Separate Account in excess of a stipulated number of transfers in any one contract year. A deferred sales charge may be imposed in the event of a full or partial withdrawal within the stipulated number of years.

•	A cost of insurance rate is applied based on a number of factors including sex, attained age, face amount of insurance, and rating class of the Insured person at the time of the charge.

•	A sales and premium tax charge is deducted from each premium payment made prior to deposit into the separate account.

The rates of each applicable charge depending on the product are summarized below:

Product	M&E Charge	Expense Charge
Advanced Variable Universal Life*	0.90%	$7 per month
Advisor Variable Universal Life*	1.40%	$10 per month
Foundation Variable Universal Life*^	0.90%	$7 per month
Premier Variable Universal Life 1.1*	0.90%	$7 per month
Premier Variable Universal Life 3 *#	0.80%	$10 per month
Survivorship Variable Universal Life*	0.50%	$10 per month
Variable Executive Universal Life 2*	0.90%	$6 per month
Variable Executive Universal Life*	0.90%	$5 per month
Variable Universal Life*	0.90%	$5 per month
Variable Universal Life 2*	0.90%	$5 per month
Variable Universal Life 3*	0.90%	$7 per month
Variable Universal Life 4*	0.90%	$7 per month
Variable Universal Life - Cash Value*	0.60%	$12 per month
Variable Universal Life - Cash Value 2 *&	0.60%	$12 per month
Variable Universal Life - Death Benefit*	0.90%	$8 per month

*New contracts are no longer being issued for this product

^M&E charge drops to 0.10% upon reaching the 10th anniversary

#M&E charge drops to 0.00% upon reaching the 10th anniversary

&M&E charge drops to 0.05% upon reaching the 10th anniversary

15

Midland National Life Insurance Company

Separate Account A

Notes to Financial Statements

3.	Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments for the years ended December 31, 2020 and 2019, were as follows:

	2020		2019
Portfolio	Purchases	Sales	Purchases	Sales

Fidelity Variable Insurance Products Fund I
Government Money Market Portfolio	$10,393,609	$11,407,912	$8,404,764	$8,252,539
High Income Portfolio	1,326,096	1,314,253	2,882,104	3,038,072
Equity-Income Portfolio	3,590,139	2,890,187	3,969,258	3,766,237
Growth Portfolio	9,126,807	8,449,366	5,913,157	4,999,947
Overseas Portfolio	3,116,663	1,206,227	1,421,435	1,530,999
Mid Cap Portfolio	762,349	2,575,712	3,377,717	2,939,283
Freedom Income Portfolio	209,039	190,660	32,336	203,455
Freedom 2010 Portfolio	29,885	4,549	161,257	3,044
Freedom 2015 Portfolio	256,539	8,213	16,273	8,169
Freedom 2020 Portfolio	40,504	110,222	47,347	82,071
Freedom 2025 Portfolio	42,970	45,064	142,629	17,989
Freedom 2030 Portfolio	289,327	349,733	167,915	53,340
Fidelity Variable Insurance Products Fund II
Asset Manager Portfolio	267,596	468,754	362,169	442,890
Investment Grade Bond Portfolio	1,798,051	1,593,719	6,667,278	6,606,212
Index 500 Portfolio	4,013,703	7,106,442	3,760,035	5,947,988
Contrafund Portfolio	2,445,600	5,579,170	7,360,028	5,125,304
Asset Manager: Growth Portfolio	212,819	242,255	294,992	545,562
Fidelity Variable Insurance Products Fund III
Balanced Portfolio	600,654	562,508	934,447	877,962
Growth & Income Portfolio	989,233	753,334	1,524,522	793,232
Growth Opportunities Portfolio	5,613,888	6,488,441	5,172,209	2,776,075
American Century Variable Portfolios, Inc.
Balanced Fund	205,110	255,357	180,391	242,476
Capital Appreciation Fund	1,352,566	916,303	3,753,389	2,811,615
International Fund	605,041	1,170,289	1,643,926	1,443,005
Value Fund	2,841,857	1,624,516	3,121,976	2,930,906
Disciplined Core Value Fund	236,050	151,080	331,660	203,112
MFS Variable Insurance Trust
Growth Series	2,520,745	2,372,594	5,871,951	5,765,263
Investors Trust Series	156,869	208,223	170,781	155,005
New Discovery Series	2,355,162	2,885,886	6,415,647	4,821,134
Research Series	393,063	383,202	5,979,436	6,292,076
Total Return Series	78,455	42,510	104,830	38,592
Utilities Series	712,525	747,463	723,798	663,917
Lord Abbett Series Fund, Inc.
Growth and Income Portfolio	553,942	883,194	1,375,591	1,608,796
Mid-Cap Stock Portfolio	723,635	660,501	678,530	1,079,284
International Opportunities Portfolio	-	-	622,449	5,064,269
Dividend Growth Portfolio	1,392,069	1,547,321	255,354	209,384

16

Midland National Life Insurance Company

Separate Account A

Notes to Financial Statements

	2020		2019
Portfolio	Purchases	Sales	Purchases	Sales
Alger Fund
Large Cap Growth Portfolio	8,892,149	6,632,228	591,737	1,372,369
Mid Cap Growth Portfolio	4,734,206	3,777,581	4,855,101	3,956,864
Capital Appreciation Portfolio	5,875,089	3,620,848	2,425,428	2,064,288
Small Cap Growth Portfolio	925,694	756,136	547,155	552,249
Invesco Variable Insurance Funds
Diversified Dividend Fund	730,675	649,982	4,130,204	3,880,206
Health Care Fund	197,797	310,871	210,227	718,820
International Growth Fund	813,657	878,333	2,152,156	1,980,789
VanEck Worldwide Insurance Trust
Global Hard Assets Fund	1,054,427	1,108,403	1,338,984	1,664,593
PIMCO Variable Insurance Trust
Total Return Portfolio	2,850,433	2,972,195	4,593,006	5,324,839
Low Duration Portfolio	36,157	129,011	58,370	116,694
High Yield Portfolio	2,300,978	2,739,983	1,140,703	338,024
Real Return Portfolio	417,353	507,842	160,219	479,863
Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund	579,883	422,560	2,453,007	2,765,143
Large Cap Value Fund	662,043	351,290	441,808	585,037
Neuberger Berman Advisors Management Trust
AMT Mid Cap Intrinsic Value Portfolio	902,396	685,873	1,596,089	1,463,999
Profunds VP
Japan	27,395	360,831	367,150	58,022
Oil & Gas	340,394	106,878	546,052	495,403
Small-Cap Value	1,169,685	585,945	933,582	993,424
Ultra Mid-Cap	1,076,970	759,855	782,191	635,286
Vanguard Variable Insurance Funds
Balanced	342,848	384,513	499,150	543,317
Total Bond Market Index	831,956	1,044,058	716,666	514,425
High Yield Bond	122,231	64,620	119,684	83,127
International	8,878,634	11,138,675	2,536,334	2,023,668
Mid-Cap Index	6,030,573	5,463,133	1,391,752	1,215,495
Real Estate Index	507,535	428,919	725,204	985,427
Small Company Growth	1,600,516	926,556	1,593,433	1,182,110
Short Term Investment Grade	192,232	256,090	186,449	146,983
Total Stock Market Index	1,441,976	1,667,178	1,256,498	1,198,588

17

Midland National Life Insurance Company

Separate Account A

Notes to Financial Statements

4.	Summary of Changes from Unit Transactions

Transactions in units for the years ended December 31, 2020 and 2019 were as follows:

	2020			2019
			Net Increase/			Net Increase/
Portfolio	Purchases	Sales	(Decrease)	Purchases	Sales	(Decrease)
Fidelity Variable Insurance Products Fund I
Government Money Market Portfolio	2,439,417	2,540,644	(101,227)	3,814,578	3,813,252	1,326
High Income Portfolio	259,209	268,598	(9,389)	697,352	716,773	(19,421)
Equity-Income Portfolio	205,940	213,988	(8,048)	298,981	332,135	(33,154)
Growth Portfolio	618,684	740,160	(121,476)	1,067,208	1,114,237	(47,029)
Overseas Portfolio	848,051	758,512	89,539	1,087,047	1,116,026	(28,979)
Mid Cap Portfolio	431,283	514,419	(83,136)	499,891	587,470	(87,579)
Freedom Income Portfolio	88,662	87,259	1,403	1,781	13,780	(11,999)
Freedom 2010 Portfolio	1,251	374	877	17,366	8,625	8,741
Freedom 2015 Portfolio	12,569	431	12,138	8,889	8,749	140
Freedom 2020 Portfolio	1,665	7,623	(5,958)	593	4,745	(4,152)
Freedom 2025 Portfolio	2,449	3,617	(1,168)	7,033	1,369	5,664
Freedom 2030 Portfolio	12,445	19,408	(6,963)	6,389	3,624	2,765
Fidelity Variable Insurance Products Fund II
Asset Manager Portfolio	24,089	31,361	(7,272)	15,683	26,481	(10,798)
Investment Grade Bond Portfolio	396,603	392,325	4,278	1,206,162	1,212,141	(5,979)
Index 500 Portfolio	620,746	758,180	(137,434)	444,206	591,417	(147,211)
Contrafund Portfolio	347,370	440,551	(93,181)	230,598	365,607	(135,009)
Asset Manager: Growth Portfolio	30,127	33,884	(3,757)	20,085	42,498	(22,413)
Fidelity Variable Insurance Products Fund III
Balanced Portfolio	46,817	50,584	(3,767)	42,203	52,071	(9,868)
Growth & Income Portfolio	78,680	94,392	(15,712)	49,696	63,134	(13,438)
Growth Opportunities Portfolio	235,590	261,649	(26,059)	413,678	386,269	27,409
American Century Variable Portfolios, Inc.
Balanced Fund	27,136	34,161	(7,025)	12,611	19,744	(7,133)
Capital Appreciation Fund	427,526	444,087	(16,561)	809,744	823,756	(14,012)
International Fund	288,765	335,329	(46,564)	440,990	473,368	(32,378)
Value Fund	622,507	610,531	11,976	829,079	896,579	(67,500)
Disciplined Core Value Fund	12,526	16,080	(3,554)	15,809	21,115	(5,306)
MFS Variable Insurance Trust
Growth Series	308,665	346,574	(37,909)	634,093	687,588	(53,495)
Investors Trust Series	10,756	15,100	(4,344)	7,148	10,950	(3,802)
New Discovery Series	412,565	458,015	(45,450)	725,355	717,649	7,706
Research Series	61,875	69,507	(7,632)	226,977	253,729	(26,752)
Total Return Series	8,116	7,592	524	4,648	2,436	2,212
Utilities Series	147,087	161,392	(14,305)	71,165	76,706	(5,541)
Lord Abbett Series Fund, Inc.
Growth and Income Portfolio	146,876	170,241	(23,365)	247,846	299,935	(52,089)
Mid-Cap Stock Portfolio	161,911	162,459	(548)	103,158	136,584	(33,426)
International Opportunities Portfolio	-	-	-	114,038	380,569	(266,531)
Dividend Growth Portfolio	177,788	185,706	(7,918)	430,744	431,240	(496)

18

Midland National Life Insurance Company

Separate Account A

Notes to Financial Statements

	2020			2019
			Net Increase/			Net Increase/
Portfolio	Purchases	Sales	(Decrease)	Purchases	Sales	(Decrease)
Alger Fund
Large Cap Growth Portfolio	433,492	453,728	(20,236)	234,808	275,219	(40,411)
Mid Cap Growth Portfolio	221,968	247,490	(25,522)	408,553	407,730	823
Capital Appreciation Portfolio	380,232	394,662	(14,430)	642,265	688,300	(46,035)
Small Cap Growth Portfolio	45,652	65,049	(19,397)	28,304	44,733	(16,429)
Invesco Variable Insurance Funds
Diversified Dividend Fund	290,847	289,305	1,542	837,588	841,539	(3,951)
Health Care Fund	75,423	81,379	(5,956)	21,038	42,146	(21,108)
International Growth Fund	258,460	277,969	(19,509)	394,322	413,446	(19,124)
VanEck Worldwide Insurance Trust
Global Hard Assets Fund	720,688	727,898	(7,210)	611,284	653,497	(42,213)
PIMCO Variable Insurance Trust
Total Return Portfolio	1,566,336	1,620,436	(54,100)	2,363,196	2,457,793	(94,597)
Low Duration Portfolio	3,657	11,836	(8,179)	5,204	13,206	(8,002)
High Yield Portfolio	704,346	734,506	(30,160)	1,264,833	1,228,219	36,614
Real Return Portfolio	146,587	155,164	(8,577)	418,115	444,505	(26,390)
Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund	303,321	299,549	3,772	767,910	780,915	(13,005)
Large Cap Value Fund	185,762	175,836	9,926	204,591	223,799	(19,208)
Neuberger Berman Advisors Management Trust
AMT Mid Cap Intrinsic Value Portfolio	120,689	110,382	10,307	249,885	253,626	(3,741)
Profunds VP
Japan	35,084	58,436	(23,352)	121,849	100,256	21,593
Oil & Gas	188,812	144,892	43,920	194,708	194,280	428
Small-Cap Value	212,488	188,231	24,257	504,888	506,489	(1,601)
Ultra Mid-Cap	70,931	75,988	(5,057)	665,166	660,499	4,667
Vanguard Variable Insurance Funds
Balanced	24,785	33,045	(8,260)	18,692	29,974	(11,282)
Total Bond Market Index	93,707	108,963	(15,256)	168,843	157,628	11,215
High Yield Bond	19,291	18,394	897	64,330	64,560	(230)
International	347,255	464,289	(117,034)	335,052	345,903	(10,851)
Mid-Cap Index	174,298	179,062	(4,764)	72,323	100,849	(28,526)
Real Estate Index	81,649	83,029	(1,380)	44,103	66,694	(22,591)
Small Company Growth	197,731	200,759	(3,028)	52,048	69,282	(17,234)
Short Term Investment Grade	23,998	30,135	(6,137)	20,419	18,318	2,101
Total Stock Market Index	112,891	129,329	(16,438)	64,242	67,769	(3,527)

19

Midland National Life Insurance Company

Separate Account A

Notes to Financial Statements

5.	Financial Highlights

The Company sells a number of variable life insurance products which have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

The following table was developed by determining which products offered by the Company have the lowest and highest total return. Only product designs within each portfolio that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by the Company as contract owners may not have selected all available and applicable contract options.

	December 31			Year Ended December 31
	Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**	Total Return Lowest to Highest***
Net assets represented by
Fidelity Variable Insurance Products Fund I
Government Money Market Portfolio
2020	989,030	$9.95 to 19.22	$10,843,233	0.26%	0.00% to 1.40%	-1.07% to 0.32%
2019	1,090,257	10.06 to 19.37	$11,857,536	1.40%	0.00% to 1.40%	0.60% to 2.02%
2018	1,088,931	10.00 to 19.19	$11,705,310	1.43%	0.10% to 1.40%	0.23% to 1.65%
2017	564,721	9.98 to 19.09	$6,469,394	0.66%	0.10% to 1.40%	-0.72% to 0.67%
2016	618,782	10.03 to 19.18	$7,238,050	0.19%	0.10% to 1.40%	-1.18% to 0.20%

High Income Portfolio
2020	239,080	18.27 to 55.83	$5,566,849	4.75%	0.00% to 1.40%	1.32% to 2.75%
2019	248,469	17.80 to 54.94	$5,681,160	5.28%	0.00% to 1.40%	13.51% to 15.11%
2018	267,890	15.48 to 48.26	$5,331,349	5.59%	0.10% to 1.40%	-4.64% to -3.29%
2017	285,524	16.02 to 50.45	$5,935,295	4.22%	0.10% to 1.40%	5.46% to 6.93%
2016	499,155	15.00 to 47.70	$9,267,232	6.43%	0.10% to 1.40%	13.03% to 14.61%

Equity-Income Portfolio
2020	645,495	21.84 to 128.54	$22,787,309	1.72%	0.00% to 1.40%	5.21% to 6.69%
2019	653,543	20.52 to 121.81	$21,991,802	2.04%	0.00% to 1.40%	25.67% to 27.44%
2018	686,697	16.14 to 96.64	$18,565,085	2.34%	0.10% to 1.40%	-9.57% to -8.29%
2017	710,210	17.64 to 106.55	$21,336,579	1.65%	0.10% to 1.40%	11.34% to 12.89%
2016	788,764	15.67 to 95.43	$21,102,019	2.26%	0.10% to 1.40%	16.39% to 18.02%

Growth Portfolio
2020	1,327,244	37.58 to 250.44	$70,483,362	0.07%	0.00% to 1.40%	41.89% to 43.89%
2019	1,448,720	26.25 to 175.97	$53,624,871	0.26%	0.00% to 1.40%	32.45% to 34.31%
2018	1,495,749	19.64 to 132.47	$41,866,202	0.26%	0.10% to 1.40%	-1.56% to -0.17%
2017	1,607,799	19.77 to 134.16	$45,300,726	0.22%	0.10% to 1.40%	33.27% to 35.13%
2016	1,777,975	14.70 to 100.38	$37,516,247	0.04%	0.10% to 1.40%	-0.59% to 0.80%

Overseas Portfolio
2020	676,600	14.89 to 57.52	$14,340,929	0.39%	0.00% to 1.40%	14.01% to 15.61%
2019	587,061	12.91 to 50.30	$10,937,790	1.77%	0.00% to 1.40%	25.99% to 27.77%
2018	616,040	10.13 to 39.80	$9,121,308	1.56%	0.10% to 1.40%	-16.00% to -14.81%
2017	687,649	11.92 to 47.24	$12,108,089	1.49%	0.10% to 1.40%	28.49% to 30.28%
2016	684,064	9.17 to 36.66	$9,505,334	1.39%	0.10% to 1.40%	-6.37% to -5.06%

Mid Cap Portfolio
2020	861,811	26.32 to 57.20	$25,328,580	0.56%	0.00% to 1.40%	16.55% to 18.19%
2019	944,947	22.32 to 48.64	$23,465,443	0.87%	0.00% to 1.40%	21.73% to 23.45%
2018	1,032,526	18.13 to 39.60	$20,966,620	0.70%	0.10% to 1.40%	-15.73% to -14.54%
2017	1,081,766	21.27 to 46.57	$26,608,386	0.69%	0.10% to 1.40%	19.15% to 20.81%
2016	1,135,217	17.65 to 38.74	$24,059,047	0.48%	0.10% to 1.40%	10.68% to 12.23%

20

Midland National Life Insurance Company

Separate Account A

Notes to Financial Statements

	December 31			Year Ended December 31
	Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**	Total Return Lowest to Highest***
Freedom Income Portolio
2020	7,951	15.62 to 17.95	$133,352	1.26%	0.00% to 1.40%	9.27% to 10.47%
2019	6,548	14.30 to 16.25	$99,502	1.16%	0.00% to 1.40%	10.72% to 11.94%
2018	18,547	12.91 to 14.52	$250,904	1.93%	0.10% to 1.40%	-3.04% to -1.96%
2017	15,006	12.96 to 14.81	$206,400	2.21%	0.10% to 1.40%	6.99% to 8.48%
2016	5,618	12.11 to 13.65	$71,297	1.66%	0.10% to 1.40%	3.06% to 4.50%

Freedom 2010 Portolio
2020	9,620	18.31 to 20.77	$199,159	1.35%	0.00% to 1.40%	11.26% to 12.38%
2019	8,743	16.45 to 18.48	$161,432	3.99%	0.00% to 1.40%	14.82% to 15.98%
2018	2	14.33 to 14.33	$23	1.16%	0.10% to 1.40%	-5.06% to -5.06%
2017	3	14.69 to 16.79	$50	0.70%	0.10% to 1.40%	11.52% to 13.08%
2016	12	13.17 to 14.85	$161	2.99%	0.10% to 1.40%	4.00% to 5.45%

Freedom 2015 Portolio
2020	15,668	20.54 to 21.93	$343,588	1.98%	0.00% to 1.40%	13.28% to 13.73%
2019	3,530	18.14 to 19.29	$67,936	2.17%	0.00% to 1.40%	17.67% to 18.14%
2018	3,390	15.41 to 16.32	$55,184	1.98%	0.10% to 1.40%	-5.55% to -5.07%
2017	2,421	14.98 to 17.21	$41,489	1.54%	0.10% to 1.40%	13.52% to 15.10%
2016	2,561	13.20 to 14.97	$38,167	0.42%	0.10% to 1.40%	4.45% to 5.91%

Freedom 2020 Portolio
2020	20,660	19.43 to 23.21	$457,078	1.13%	0.00% to 1.40%	13.80% to 15.06%
2019	26,618	17.08 to 20.19	$507,248	1.99%	0.00% to 1.40%	18.81% to 20.13%
2018	30,770	14.37 to 16.82	$487,849	1.88%	0.10% to 1.40%	-6.90% to -5.86%
2017	20,997	15.02 to 17.89	$358,440	1.51%	0.10% to 1.40%	15.01% to 16.62%
2016	22,683	13.06 to 15.36	$332,923	1.45%	0.10% to 1.40%	4.66% to 6.12%

Freedom 2025 Portolio
2020	20,698	20.75 to 25.00	$487,299	1.16%	0.00% to 1.40%	14.68% to 15.95%
2019	21,866	18.09 to 21.58	$445,052	2.37%	0.00% to 1.40%	20.52% to 21.86%
2018	16,202	15.01 to 17.73	$266,811	1.50%	0.10% to 1.40%	-7.54% to -6.52%
2017	15,648	15.80 to 18.99	$274,577	1.47%	0.10% to 1.40%	16.27% to 17.89%
2016	17,039	13.59 to 16.12	$253,980	1.56%	0.10% to 1.40%	4.72% to 6.18%

Freedom 2030 Portolio
2020	54,901	21.09 to 26.45	$1,327,051	1.12%	0.00% to 1.40%	15.61% to 16.89%
2019	61,864	18.25 to 22.65	$1,280,298	2.10%	0.00% to 1.40%	23.07% to 24.43%
2018	59,099	14.83 to 18.22	$982,964	1.43%	0.10% to 1.40%	-8.80% to -7.78%
2017	60,178	15.82 to 19.78	$1,070,437	1.53%	0.10% to 1.40%	19.30% to 20.96%
2016	52,341	13.26 to 16.37	$772,905	1.47%	0.10% to 1.40%	5.14% to 6.61%

Fidelity Variable Insurance Products Fund II
Asset Manager Portfolio
2020	141,496	20.84 to 70.17	$4,758,472	1.42%	0.00% to 1.40%	13.27% to 14.87%
2019	148,768	18.15 to 61.76	$4,466,901	1.78%	0.00% to 1.40%	16.61% to 18.25%
2018	159,566	15.34 to 52.81	$4,086,511	1.68%	0.10% to 1.40%	-6.67% to -5.35%
2017	171,808	16.21 to 56.41	$4,877,439	1.87%	0.10% to 1.40%	12.53% to 14.10%
2016	186,040	14.21 to 49.99	$4,668,800	1.41%	0.10% to 1.40%	1.65% to 3.07%

Investment Grade Bond Portfolio
2020	622,351	15.49 to 40.55	$11,418,430	2.16%	0.00% to 1.40%	7.87% to 9.39%
2019	618,073	14.18 to 37.48	$10,490,015	2.79%	0.00% to 1.40%	8.14% to 9.67%
2018	624,052	12.94 to 34.55	$9,723,070	2.44%	0.10% to 1.40%	-1.92% to -0.53%
2017	624,343	13.02 to 35.12	$10,111,391	2.39%	0.10% to 1.40%	2.78% to 4.22%
2016	637,779	12.51 to 34.07	$10,208,590	2.36%	0.10% to 1.40%	3.30% to 4.74%

21

Midland National Life Insurance Company

Separate Account A

Notes to Financial Statements

	December 31			Year Ended December 31
	Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**	Total Return Lowest to Highest***
Index 500 Portfolio
2020	2,192,819	32.24 to 104.18	$80,704,463	1.62%	0.00% to 1.40%	16.60% to 18.24%
2019	2,330,253	27.34 to 89.08	$72,701,567	2.00%	0.00% to 1.40%	29.52% to 31.35%
2018	2,477,464	20.86 to 68.57	$59,157,900	1.94%	0.10% to 1.40%	-5.83% to -4.49%
2017	2,641,347	21.90 to 72.60	$67,116,472	1.80%	0.10% to 1.40%	20.04% to 21.71%
2016	2,732,037	18.04 to 60.31	$58,510,852	1.42%	0.10% to 1.40%	10.32% to 11.86%

Contrafund Portfolio
2020	1,748,029	31.72 to 120.49	$73,245,701	0.24%	0.00% to 1.40%	28.75% to 30.57%
2019	1,841,210	24.36 to 93.30	$59,341,930	0.47%	0.00% to 1.40%	29.75% to 31.58%
2018	1,976,219	18.56 to 71.69	$48,648,488	0.75%	0.10% to 1.40%	-7.69% to -6.38%
2017	2,075,016	19.87 to 77.43	$56,013,315	1.00%	0.10% to 1.40%	20.20% to 21.88%
2016	2,198,710	16.35 to 64.23	$50,118,483	0.79%	0.10% to 1.40%	6.51% to 8.01%

Asset Manager: Growth Portfolio
2020	125,694	21.99 to 47.32	$3,396,636	1.06%	0.00% to 1.40%	15.64% to 17.27%
2019	129,451	18.75 to 40.80	$3,004,746	1.52%	0.00% to 1.40%	21.12% to 22.83%
2018	151,864	15.26 to 33.58	$2,859,670	1.49%	0.10% to 1.40%	-8.94% to -7.65%
2017	161,252	16.53 to 36.77	$3,310,305	1.26%	0.10% to 1.40%	17.09% to 18.73%
2016	176,268	13.92 to 31.31	$3,058,068	1.34%	0.10% to 1.40%	1.05% to 2.46%

Fidelity Variable Insurance Products Fund III
Balanced Portfolio
2020	228,750	28.10 to 44.44	$6,976,989	1.36%	0.00% to 1.40%	20.69% to 22.39%
2019	232,517	23.02 to 36.64	$5,833,791	1.77%	0.00% to 1.40%	22.78% to 24.51%
2018	242,385	18.53 to 29.70	$4,941,645	1.56%	0.10% to 1.40%	-5.56% to -4.22%
2017	234,605	19.40 to 31.29	$5,084,037	1.50%	0.10% to 1.40%	14.82% to 16.43%
2016	249,597	16.70 to 27.11	$4,661,586	1.32%	0.10% to 1.40%	5.78% to 7.26%

Growth & Income Portfolio
2020	359,162	24.97 to 45.95	$10,692,900	1.90%	0.00% to 1.40%	6.35% to 7.85%
2019	374,874	23.21 to 42.99	$10,398,638	3.61%	0.00% to 1.40%	28.24% to 30.05%
2018	388,312	17.89 to 33.35	$8,331,779	0.37%	0.10% to 1.40%	-10.25% to - 8.98%
2017	403,142	19.70 to 37.00	$9,580,083	1.26%	0.10% to 1.40%	15.29% to 16.90%
2016	428,523	16.90 to 32.00	$8,940,100	1.64%	0.10% to 1.40%	14.48% to 16.08%

Growth Opportunities Portfolio
2020	458,684	57.53 to 79.23	$28,101,102	0.01%	0.00% to 1.40%	66.32% to 68.66%
2019	484,743	34.26 to 47.49	$17,825,151	0.16%	0.00% to 1.40%	38.88% to 40.84%
2018	457,334	24.39 to 34.09	$11,771,921	0.13%	0.10% to 1.40%	10.89% to 12.46%
2017	472,407	21.74 to 30.65	$10,809,647	0.31%	0.10% to 1.40%	32.66% to 34.51%
2016	503,173	16.20 to 23.04	$8,612,755	0.32%	0.10% to 1.40%	-1.05% to 0.34%

American Century Variable Portfolios, Inc.
Balanced Fund
2020	116,369	23.35 to 37.29	$2,908,400	1.13%	0.00% to 1.40%	10.96% to 12.41%
2019	123,394	20.80 to 33.43	$2,754,178	1.59%	0.00% to 1.40%	18.19% to 19.73%
2018	130,527	17.40 to 28.15	$2,442,514	1.48%	0.10% to 1.40%	-5.17% to -3.93%
2017	129,911	18.14 to 29.54	$2,553,687	1.59%	0.10% to 1.40%	12.34% to 13.80%
2016	143,513	15.96 to 26.16	$2,491,666	1.59%	0.10% to 1.40%	5.52% to 6.89%

Capital Appreciation Fund
2020	294,079	34.66 to 82.77	$12,000,251	0.00%	0.00% to 1.40%	40.48% to 42.46%
2019	310,640	24.39 to 58.74	$8,948,500	0.00%	0.00% to 1.40%	33.68% to 35.56%
2018	324,652	18.04 to 43.81	$6,940,270	0.00%	0.10% to 1.40%	-6.52% to -5.20%
2017	337,366	19.07 to 46.73	$7,800,616	0.00%	0.10% to 1.40%	20.12% to 21.79%
2016	341,095	15.70 to 38.79	$6,711,718	0.00%	0.10% to 1.40%	1.80% to 3.23%

22

Midland National Life Insurance Company

Separate Account A

Notes to Financial Statements

	December 31			Year Ended December 31
	Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**	Total Return Lowest to Highest***

International Fund
2020	700,757	16.87 to 32.76	$14,527,099	0.43%	0.00% to 1.40%	24.13% to 25.88%
2019	747,321	13.43 to 26.31	$12,322,809	0.87%	0.00% to 1.40%	26.64% to 28.42%
2018	779,699	10.49 to 20.72	$10,017,792	1.38%	0.10% to 1.40%	-16.41% to - 15.22%
2017	841,837	12.40 to 24.71	$12,957,395	0.90%	0.10% to 1.40%	29.40% to 31.21%
2016	875,269	9.47 to 19.04	$10,724,724	1.03%	0.10% to 1.40%	-6.80% to -5.50%

Value Fund
2020	971,485	23.99 to 50.76	$26,633,952	2.00%	0.00% to 1.40%	-0.43% to 0.98%
2019	959,509	23.82 to 50.72	$26,203,060	2.14%	0.00% to 1.40%	25.27% to 27.03%
2018	1,027,009	18.80 to 40.34	$22,147,603	1.74%	0.10% to 1.40%	-10.42% to - 9.15%
2017	1,045,483	20.74 to 44.89	$25,874,509	1.61%	0.10% to 1.40%	7.25% to 8.75%
2016	1,041,627	19.12 to 41.74	$25,323,543	1.68%	0.10% to 1.40%	18.82% to 20.48%

Disciplined Core Value Fund
2020	101,318	25.64 to 36.32	$2,893,550	1.80%	0.00% to 1.40%	10.25% to 11.70%
2019	104,872	22.99 to 32.78	$2,683,260	2.12%	0.00% to 1.40%	22.23% to 23.83%
2018	110,178	18.59 to 26.68	$2,287,728	2.06%	0.10% to 1.40%	-8.17% to -6.96%
2017	109,599	20.01 to 28.91	$2,445,604	2.42%	0.10% to 1.40%	18.83% to 20.37%
2016	122,891	16.65 to 24.21	$2,297,564	2.35%	0.10% to 1.40%	11.92% to 13.37%

MFS Variable Insurance Trust Growth Series
2020	670,239	31.43 to 63.73	$27,956,522	0.00%	0.00% to 1.40%	30.02% to 31.86%
2019	708,148	23.95 to 48.77	$22,462,447	0.00%	0.00% to 1.40%	36.23% to 40.80%
2018	761,643	17.43 to 35.62	$17,555,908	0.10%	0.10% to 1.40%	0.53% to 2.67%
2017	838,977	17.06 to 35.01	$18,971,555	0.11%	0.10% to 1.40%	29.60% to 31.40%
2016	890,669	13.05 to 26.88	$15,463,584	0.05%	0.10% to 1.40%	1.03% to 2.44%

Investors Trust Series
2020	66,531	29.59 to 37.45	$2,120,018	0.58%	0.00% to 1.40%	12.29% to 13.75%
2019	70,875	26.05 to 33.18	$1,993,916	0.71%	0.00% to 1.40%	29.75% to 31.45%
2018	74,677	19.85 to 25.45	$1,606,712	0.71%	0.10% to 1.40%	-6.81% to -5.58%
2017	78,556	21.05 to 27.17	$1,782,632	0.77%	0.10% to 1.40%	21.65% to 23.22%
2016	90,582	17.11 to 22.22	$1,678,315	0.84%	0.10% to 1.40%	7.09% to 8.48%

New Discovery Series
2020	277,072	41.04 to 108.32	$13,620,209	0.00%	0.00% to 1.40%	43.86% to 45.89%
2019	322,522	28.16 to 74.92	$10,802,892	0.00%	0.00% to 1.40%	39.73% to 41.70%
2018	314,816	19.89 to 53.35	$7,513,873	0.00%	0.10% to 1.40%	-2.85% to -1.48%
2017	346,128	20.21 to 54.64	$8,541,282	0.00%	0.10% to 1.40%	24.91% to 26.65%
2016	345,086	15.97 to 43.53	$6,907,141	0.00%	0.10% to 1.40%	7.55% to 9.05%

Research Series
2020	171,154	32.01 to 43.66	$5,778,978	0.67%	0.00% to 1.40%	14.97% to 16.59%
2019	178,786	27.52 to 37.79	$5,186,039	0.82%	0.00% to 1.40%	31.10% to 32.95%
2018	205,538	20.75 to 28.68	$4,507,551	0.70%	0.10% to 1.40%	-5.71% to -4.37%
2017	236,086	21.75 to 30.26	$5,493,803	1.31%	0.10% to 1.40%	21.67% to 23.37%
2016	219,656	17.68 to 24.75	$4,112,564	0.78%	0.10% to 1.40%	7.23% to 8.74%

Total Return Series
2020	25,403	18.16 to 23.02	$565,673	2.19%	0.00% to 1.40%	8.29% to 9.81%
2019	24,879	16.77 to 20.99	$505,449	2.54%	0.00% to 1.40%	18.71% to 20.38%
2018	22,667	14.13 to 17.45	$382,505	2.29%	0.10% to 1.40%	-6.93% to -5.61%
2017	23,486	15.18 to 18.51	$414,937	2.26%	0.10% to 1.40%	10.75% to 12.30%
2016	25,572	13.71 to 16.50	$397,072	2.95%	0.10% to 1.40%	7.59% to 9.09%

23

Midland National Life Insurance Company

Separate Account A

Notes to Financial Statements

	December 31			Year Ended December 31
	Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**	Total Return Lowest to Highest***

Utilities Series
2020	191,632	19.99 to 26.50	$4,606,603	2.21%	0.00% to 1.40%	4.43% to 5.90%
2019	205,937	19.15 to 25.05	$4,661,817	4.14%	0.00% to 1.40%	23.33% to 25.07%
2018	211,478	15.52 to 20.05	$3,836,522	1.10%	0.10% to 1.40%	-0.35% to 1.06%
2017	229,157	15.58 to 19.86	$3,993,140	4.38%	0.10% to 1.40%	13.25% to 14.83%
2016	244,846	13.76 to 17.31	$3,671,962	3.97%	0.10% to 1.40%	9.93% to 11.47%

Lord Abbett Series Fund, Inc.
Growth and Income Portfolio
2020	481,235	19.61 to 36.62	$10,893,275	1.54%	0.00% to 1.40%	1.27% to 2.70%
2019	504,600	19.15 to 35.98	$11,169,105	1.66%	0.00% to 1.40%	20.79% to 22.49%
2018	556,689	15.67 to 29.64	$10,122,230	1.42%	0.10% to 1.40%	-9.43% to -8.14%
2017	583,949	17.10 to 32.56	$11,768,717	1.33%	0.10% to 1.40%	11.82% to 13.38%
2016	608,526	15.12 to 28.97	$10,976,656	1.45%	0.10% to 1.40%	15.50% to 17.11%

Mid-Cap Stock Portfolio
2020	549,186	18.99 to 49.72	$12,586,013	0.99%	0.00% to 1.40%	1.07% to 2.50%
2019	549,734	18.57 to 48.76	$12,319,022	0.94%	0.00% to 1.40%	20.94% to 22.64%
2018	583,160	15.18 to 39.95	$10,671,486	0.70%	0.10% to 1.40%	-16.23% to -15.04%
2017	611,612	17.91 to 47.26	$13,565,480	0.60%	0.10% to 1.40%	5.36% to 6.83%
2016	619,945	16.81 to 44.46	$13,743,484	0.50%	0.10% to 1.40%	14.79% to 16.39%

International Opportunities Portfolio
2019	—	0.00 to 0.00	$0	1.96%	0.00% to 1.40%	n/a
2018	266,531	11.82 to 18.91	$3,985,135	0.93%	0.10% to 1.40%	-24.74% to -23.67%
2017	282,826	15.52 to 25.13	$5,575,222	1.17%	0.10% to 1.40%	37.30% to 39.21%
2016	290,675	11.18 to 18.30	$4,166,673	0.71%	0.10% to 1.40%	-5.60% to -4.28%

Dividend Growth Portfolio
2020	34,127	24.67 to 32.29	$1,035,964	0.85%	0.00% to 1.40%	13.81% to 15.42%
2019	42,045	21.68 to 27.98	$1,105,999	1.64%	0.00% to 1.40%	24.69% to 26.45%
2018	42,541	17.39 to 22.13	$887,609	0.61%	0.10% to 1.40%	-6.01% to -4.67%
2017	224,860	18.50 to 23.21	$4,807,032	2.65%	0.10% to 1.40%	17.48% to 19.12%
2016	55,475	15.74 to 19.49	$979,866	2.49%	0.10% to 1.40%	13.51% to 15.10%

Alger Fund
Large Cap Growth Portfolio
2020	470,376	33.69 to 50.26	$21,393,187	0.17%	0.00% to 1.40%	64.71% to 67.03%
2019	490,612	20.35 to 30.51	$13,468,985	0.00%	0.00% to 1.40%	25.66% to 27.43%
2018	531,023	16.12 to 24.28	$11,458,247	0.00%	0.10% to 1.40%	0.78% to 2.21%
2017	598,541	15.91 to 24.09	$12,244,222	0.00%	0.10% to 1.40%	26.70% to 28.46%
2016	700,653	12.50 to 19.02	$10,665,459	0.00%	0.10% to 1.40%	-2.20% to -0.83%

Mid Cap Growth Portfolio
2020	382,485	30.15 to 44.07	$14,136,402	0.00%	0.00% to 1.40%	62.34% to 64.63%
2019	408,007	18.36 to 27.07	$9,122,949	0.00%	0.00% to 1.40%	28.45% to 30.26%
2018	407,184	14.13 to 21.01	$7,032,243	0.00%	0.10% to 1.40%	-8.74% to -7.44%
2017	431,664	15.31 to 22.95	$8,050,499	0.00%	0.10% to 1.40%	28.01% to 29.79%
2016	465,167	11.82 to 17.88	$6,750,363	0.00%	0.10% to 1.40%	-0.42% to 0.97%

Capital Appreciation Portfolio
2020	468,504	42.08 to 71.20	$22,785,396	0.00%	0.00% to 1.40%	39.78% to 41.75%
2019	482,934	29.95 to 50.94	$16,603,042	0.00%	0.00% to 1.40%	31.85% to 33.70%
2018	528,969	22.60 to 38.63	$13,636,714	0.09%	0.10% to 1.40%	-1.59% to -0.19%
2017	540,769	22.85 to 39.26	$13,869,085	0.17%	0.10% to 1.40%	29.28% to 31.08%
2016	580,163	17.59 to 30.37	$11,261,073	0.18%	0.10% to 1.40%	-0.88% to 0.50%

24

Midland National Life Insurance Company

Separate Account A

Notes to Financial Statements

	December 31			Year Ended December 31
	Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**	Total Return Lowest to Highest***
SmallCap Growth Portfolio
2020	295,710	39.15 to 60.48	$12,846,394	1.02%	0.00% to 1.40%	64.83% to 66.98%
2019	315,107	23.63 to 36.69	$8,208,223	0.00%	0.00% to 1.40%	27.54% to 29.21%
2018	331,536	18.44 to 28.77	$6,704,261	0.00%	0.10% to 1.40%	0.02% to 1.33%
2017	353,028	18.34 to 28.77	$7,053,395	0.00%	0.10% to 1.40%	26.96% to 28.60%
2016	391,232	14.37 to 22.66	$6,082,603	0.00%	0.10% to 1.40%	4.77% to 6.13%

Invesco Variable Insurance Funds
Diversified Dividend Fund
2020	91,298	11.91 to 24.09	$1,720,698	2.89%	0.00% to 1.40%	-1.25% to 0.14%
2019	89,756	12.06 to 24.08	$1,719,532	7.73%	0.00% to 1.40%	23.35% to 25.09%
2018	93,707	9.78 to 19.27	$1,452,894	2.55%	0.10% to 1.40%	-8.87% to -7.57%
2017	115,465	10.73 to 20.87	$1,770,663	1.67%	0.10% to 1.40%	7.08% to 8.57%
2016	122,534	10.02 to 19.24	$1,655,554	1.34%	0.10% to 1.40%	13.23% to 14.81%

Health Care Fund
2020	64,904	22.91 to 42.93	$2,200,291	0.29%	0.00% to 1.40%	12.87% to 14.46%
2019	70,860	20.07 to 37.70	$2,096,811	0.04%	0.00% to 1.40%	30.66% to 32.50%
2018	91,968	15.18 to 28.59	$2,073,500	0.00%	0.10% to 1.40%	-0.51% to 0.91%
2017	92,499	15.09 to 28.48	$2,085,811	0.38%	0.10% to 1.40%	14.23% to 15.83%
2016	100,377	13.06 to 24.71	$1,963,537	0.00%	0.10% to 1.40%	-12.68% to -11.46%

International Growth Fund
2020	355,667	14.64 to 20.76	$6,775,220	2.12%	0.00% to 1.40%	12.41% to 14.00%
2019	375,176	13.03 to 18.23	$6,283,354	1.58%	0.00% to 1.40%	26.79% to 28.57%
2018	394,300	10.27 to 14.19	$5,156,722	2.12%	0.10% to 1.40%	-16.17% to -14.98%
2017	437,765	12.25 to 16.71	$6,368,495	1.62%	0.10% to 1.40%	21.31% to 23.00%
2016	467,641	10.10 to 13.59	$5,349,802	1.39%	0.10% to 1.40%	-1.83% to -0.45%

VanEck Worldwide Insurance Trust
Global Hard Assets Fund
2020	1,315,995	6.30 to 29.45	$10,079,504	0.76%	0.00% to 1.40%	17.46% to 19.11%
2019	1,323,205	5.29 to 24.85	$8,582,226	0.00%	0.00% to 1.40%	10.31% to 11.87%
2018	1,365,418	4.73 to 22.32	$8,002,723	0.00%	0.10% to 1.40%	-29.28% to -28.28%
2017	1,248,042	6.59 to 31.28	$11,419,699	0.00%	0.10% to 1.40%	-3.05% to -1.70%
2016	1,118,814	6.71 to 31.98	$11,712,375	0.39%	0.10% to 1.40%	41.73% to 43.71%

PIMCO Variable Insurance Trust
Total Return Portfolio
2020	1,420,724	15.19 to 21.53	$23,655,109	2.13%	0.00% to 1.40%	7.14% to 8.65%
2019	1,474,824	13.99 to 19.92	$22,616,633	3.05%	0.00% to 1.40%	6.86% to 8.36%
2018	1,569,421	12.92 to 18.47	$22,229,860	2.54%	0.10% to 1.40%	-1.93% to -0.54%
2017	1,536,574	13.01 to 18.67	$22,666,387	2.08%	0.10% to 1.40%	3.47% to 4.91%
2016	1,515,976	12.41 to 17.88	$22,232,643	2.12%	0.10% to 1.40%	1.26% to 2.68%

Low Duration Portfolio
2020	125,363	12.15 to 15.02	$1,690,517	1.20%	0.00% to 1.40%	1.56% to 2.89%
2019	133,542	11.81 to 14.65	$1,753,124	2.78%	0.00% to 1.40%	2.59% to 3.93%
2018	141,544	11.36 to 14.16	$1,790,315	1.91%	0.10% to 1.40%	-1.07% to 0.23%
2017	151,361	11.33 to 14.18	$1,911,046	1.34%	0.10% to 1.40%	-0.05% to 1.25%
2016	159,599	11.19 to 14.06	$1,990,777	1.49%	0.10% to 1.40%	0.01% to 1.30%

High Yield Portfolio
2020	133,735	19.03 to 28.57	$2,684,424	3.95%	0.00% to 1.40%	4.28% to 5.75%
2019	163,895	18.01 to 27.16	$3,100,802	4.25%	0.00% to 1.40%	13.15% to 14.74%
2018	127,281	15.71 to 23.79	$2,105,949	5.27%	0.10% to 1.40%	-4.02% to -2.66%
2017	140,046	16.16 to 24.56	$2,424,817	5.10%	0.10% to 1.40%	5.14% to 6.61%
2016	154,412	15.17 to 23.15	$2,578,882	5.64%	0.10% to 1.40%	10.89% to 12.45%

25

Midland National Life Insurance Company

Separate Account A

Notes to Financial Statements

	December 31			Year Ended December 31
	Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**	Total Return Lowest to Highest***
Real Return Portfolio
2020	260,169	14.69 to 20.39	$4,150,452	1.44%	0.00% to 1.40%	10.16% to 11.71%
2019	268,746	13.16 to 18.34	$3,849,299	1.68%	0.00% to 1.40%	6.94% to 8.44%
2018	295,136	12.15 to 17.00	$3,914,443	2.47%	0.10% to 1.40%	-3.58% to -2.21%
2017	300,080	12.44 to 17.47	$4,098,999	2.40%	0.10% to 1.40%	2.23% to 3.65%
2016	316,645	12.01 to 16.94	$4,204,982	2.30%	0.10% to 1.40%	3.74% to 5.19%

Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund
2020	175,586	20.47 to 31.59	$5,087,369	0.20%	0.00% to 1.40%	7.07% to 8.58%
2019	171,814	19.12 to 29.09	$4,593,690	0.50%	0.00% to 1.40%	23.11% to 24.84%
2018	184,819	15.53 to 23.31	$3,964,209	0.52%	0.10% to 1.40%	-9.90% to -8.62%
2017	206,110	17.24 to 25.50	$4,633,018	0.53%	0.10% to 1.40%	10.03% to 11.57%
2016	248,690	15.66 to 22.86	$4,620,126	1.16%	0.10% to 1.40%	21.50% to 23.20%

Large Cap Value Fund
2020	228,264	15.52 to 23.89	$4,930,362	1.31%	0.00% to 1.40%	2.53% to 3.98%
2019	218,338	15.14 to 23.00	$4,553,057	1.52%	0.00% to 1.40%	24.18% to 25.93%
2018	237,546	12.19 to 18.28	$3,930,585	1.34%	0.10% to 1.40%	-9.74% to -8.46%
2017	272,620	13.51 to 19.99	$4,505,126	1.71%	0.10% to 1.40%	8.34% to 9.85%
2016	286,286	12.47 to 18.22	$4,077,160	1.96%	0.10% to 1.40%	10.04% to 11.58%

Neuberger Berman Advisors Management Trust
AMT Mid Cap Intrinsic Value Portfolio
2020	107,850	17.28 to 21.64	$2,281,343	0.92%	0.00% to 1.40%	-3.97% to -2.62%
2019	97,543	18.00 to 22.25	$2,114,942	0.77%	0.00% to 1.40%	15.12% to 16.74%
2018	101,284	15.63 to 19.08	$1,872,723	0.72%	0.10% to 1.40%	-16.46% to -15.28%
2017	104,327	18.71 to 22.54	$2,262,094	0.82%	0.10% to 1.40%	15.13% to 16.74%
2016	106,663	16.25 to 19.33	$1,957,079	0.87%	0.10% to 1.40%	14.56% to 16.17%

Profunds VP Japan
2020	9,311	10.80 to 21.12	$148,376	0.12%	0.00% to 1.40%	14.89% to 15.93%
2019	32,663	8.83 to 18.24	$464,480	0.05%	0.00% to 1.40%	18.33% to 20.00%
2018	11,070	7.90 to 15.21	$129,342	0.00%	0.10% to 1.40%	-12.43% to -11.63%
2017	13,842	8.57 to 17.23	$160,147	0.00%	0.10% to 1.40%	16.82% to 18.45%
2016	15,853	7.33 to 14.56	$144,989	0.00%	0.10% to 1.40%	-0.97% to 0.41%

Oil & Gas
2020	203,981	4.20 to 6.72	$1,057,598	2.04%	0.00% to 1.40%	-35.37% to -34.46%
2019	160,061	6.41 to 10.26	$1,270,686	1.51%	0.00% to 1.40%	7.01% to 8.52%
2018	159,633	5.90 to 9.47	$1,198,413	2.08%	0.10% to 1.40%	-21.34% to -20.22%
2017	175,119	7.40 to 11.88	$1,562,707	1.16%	0.10% to 1.40%	-4.51% to -3.17%
2016	179,734	7.64 to 12.28	$1,664,181	1.42%	0.10% to 1.40%	22.47% to 24.18%

Small-Cap Value
2020	71,495	16.18 to 23.30	$1,621,964	0.02%	0.00% to 1.40%	-0.34% to 1.06%
2019	47,238	16.23 to 23.06	$1,068,408	0.00%	0.00% to 1.40%	20.86% to 22.56%
2018	48,839	13.43 to 18.81	$899,085	0.00%	0.10% to 1.40%	-15.42% to -14.21%
2017	50,356	15.88 to 21.93	$1,059,362	0.02%	0.10% to 1.40%	8.20% to 9.71%
2016	54,356	14.68 to 19.99	$1,009,227	0.00%	0.10% to 1.40%	27.00% to 28.77%

26

Midland National Life Insurance Company

Separate Account A

Notes to Financial Statements

	December 31			Year Ended December 31
	Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**	Total Return Lowest to Highest***

Ultra Mid-Cap
2020	73,597	23.42 to 46.78	$2,586,371	0.17%	0.00% to 1.40%	3.75% to 5.22%
2019	78,654	22.58 to 44.50	$2,637,488	0.00%	0.00% to 1.40%	45.73% to 47.79%
2018	73,987	15.49 to 30.14	$1,678,909	0.00%	0.10% to 1.40%	-27.79% to - 26.77%
2017	91,767	21.45 to 41.20	$2,744,697	0.00%	0.10% to 1.40%	27.08% to 28.86%
2016	95,808	16.88 to 32.01	$2,078,446	0.00%	0.10% to 1.40%	36.01% to 37.91%

Vanguard Variable Insurance Funds Balanced
2020	101,992	22.77 to 27.14	$2,693,354	2.61%	0.00% to 1.40%	9.14% to 10.68%
2019	110,252	20.86 to 24.53	$2,632,371	2.86%	0.00% to 1.40%	20.78% to 22.48%
2018	121,534	17.27 to 20.02	$2,375,829	2.32%	0.10% to 1.40%	-4.76% to -3.41%
2017	122,633	18.14 to 20.73	$2,470,286	2.33%	0.10% to 1.40%	13.14% to 14.72%
2016	121,149	16.03 to 18.07	$2,131,198	2.46%	0.10% to 1.40%	9.48% to 11.01%

Total Bond Market Index
2020	83,982	14.10 to 16.80	$1,300,430	2.76%	0.00% to 1.40%	6.09% to 7.58%
2019	99,238	13.29 to 15.62	$1,458,717	2.46%	0.00% to 1.40%	7.16% to 8.67%
2018	88,023	12.40 to 14.37	$1,196,374	1.92%	0.10% to 1.40%	-1.53% to -0.13%
2017	66,251	12.59 to 14.39	$892,070	2.28%	0.10% to 1.40%	2.06% to 3.48%
2016	55,985	12.27 to 13.91	$743,204	3.45%	0.10% to 1.40%	1.06% to 2.47%

High Yield Bond
2020	34,272	18.61 to 22.18	$730,476	5.38%	0.00% to 1.40%	4.20% to 5.67%
2019	33,375	17.86 to 20.99	$671,937	5.88%	0.00% to 1.40%	14.07% to 15.67%
2018	33,605	15.65 to 18.15	$580,975	4.91%	0.10% to 1.40%	-4.09% to -2.73%
2017	33,100	16.32 to 18.66	$585,681	4.63%	0.10% to 1.40%	5.53% to 7.00%
2016	28,790	15.43 to 17.43	$479,410	4.80%	0.10% to 1.40%	9.82% to 11.35%

International
2020	819,294	24.04 to 35.19	$25,022,005	1.14%	0.00% to 1.40%	55.39% to 57.58%
2019	936,328	15.47 to 22.35	$18,214,925	1.41%	0.00% to 1.40%	29.39% to 31.22%
2018	947,179	11.96 to 17.05	$14,055,116	0.84%	0.10% to 1.40%	-13.84% to - 12.61%
2017	1,065,015	13.87 to 19.53	$17,535,505	1.17%	0.10% to 1.40%	40.71% to 42.67%
2016	1,291,856	9.86 to 13.70	$14,654,508	1.45%	0.10% to 1.40%	0.47% to 1.88%

Mid-Cap Index
2020	371,612	27.65 to 34.49	$12,344,308	1.35%	0.00% to 1.40%	16.43% to 18.07%
2019	376,376	23.75 to 29.24	$10,591,529	1.56%	0.00% to 1.40%	29.05% to 30.87%
2018	404,902	18.40 to 22.36	$8,712,241	1.28%	0.10% to 1.40%	-10.60% to -9.33%
2017	424,509	20.59 to 24.69	$9,931,902	1.17%	0.10% to 1.40%	17.44% to 19.08%
2016	432,579	17.53 to 20.75	$8,441,188	1.36%	0.10% to 1.40%	9.58% to 11.11%

Real Estate Index
2020	141,612	18.67 to 23.48	$3,170,257	2.28%	0.00% to 1.40%	-6.18% to -4.85%
2019	142,992	19.90 to 24.70	$3,372,934	2.95%	0.00% to 1.40%	27.02% to 28.81%
2018	165,583	15.66 to 19.19	$3,036,652	3.08%	0.10% to 1.40%	-6.68% to -5.35%
2017	188,438	16.78 to 20.30	$3,621,234	2.44%	0.10% to 1.40%	3.33% to 4.78%
2016	229,154	16.24 to 19.39	$4,155,027	2.60%	0.10% to 1.40%	6.86% to 8.36%

Small Company Growth
2020	256,273	36.75 to 43.81	$10,584,948	0.56%	0.00% to 1.40%	21.47% to 23.18%
2019	259,301	30.26 to 35.56	$8,694,405	0.52%	0.00% to 1.40%	26.33% to 28.11%
2018	276,535	23.95 to 27.76	$7,242,055	0.45%	0.10% to 1.40%	-8.56% to -7.26%
2017	300,483	26.19 to 29.93	$8,499,376	0.47%	0.10% to 1.40%	21.76% to 23.46%
2016	334,295	21.48 to 24.25	$7,667,108	0.35%	0.10% to 1.40%	13.35% to 14.94%

27

Midland National Life Insurance Company

Separate Account A

Notes to Financial Statements

	December 31			Year Ended December 31
	Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**	Total Return Lowest to Highest***

Short Term Investment Grade
2020	42,948	12.55 to 14.96	$589,871	2.75%	0.00% to 1.40%	4.03% to 5.49%
2019	49,085	12.06 to 14.18	$637,505	2.70%	0.00% to 1.40%	4.22% to 5.69%
2018	46,984	11.57 to 13.42	$581,386	1.88%	0.10% to 1.40%	-0.37% to 1.04%
2017	53,018	11.62 to 13.28	$656,017	1.77%	0.10% to 1.40%	0.69% to 2.09%
2016	43,814	11.54 to 13.01	$541,942	4.05%	0.10% to 1.40%	1.30% to 2.72%

Total Stock Market Index
2020	135,346	29.40 to 37.77	$4,738,522	1.62%	0.00% to 1.40%	18.88% to 20.55%
2019	151,784	24.73 to 31.36	$4,418,524	1.56%	0.00% to 1.40%	28.93% to 30.75%
2018	155,311	19.18 to 24.01	$3,455,710	1.67%	0.10% to 1.40%	-6.66% to -5.34%
2017	153,822	20.55 to 25.39	$3,577,288	1.80%	0.10% to 1.40%	19.30% to 20.97%
2016	125,331	17.23 to 21.01	$2,385,160	1.36%	0.10% to 1.40%	11.00% to 12.56%

*

The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the portfolio, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income is affected by the timing of the declaration of dividends.

**

The Expense Ratio represents the annualized contract expenses of each portfolio within the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

***

The Total Return is calculated as the change in the unit value of the underlying portfolio and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For newly introduced portfolios, the total return for the first year is calculated as the percentage of change from inception to the end of the period.

6.	Diversification Requirements

Under the provisions of Section 817(h) of the Internal Revenue Code, as amended (the Code), a variable life insurance policy, other than a policy issued in connection with certain types of employee benefit plans, will not be treated as a life insurance policy for federal tax purposes for any period for which the investments of the segregated asset account, on which the policy is based, are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Midland National Life believes, based on assurances from the Funds, that the Separate Account satisfies the current requirements of the regulations.

28

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

FINANCIAL STATEMENTS – STATUTORY BASIS

FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 and 2018

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

TABLE OF CONTENTS

DECEMBER 31, 2020, 2019 and 2018

Report of Independent Auditors

To the Board of Directors and Management of Midland National Life Insurance Company

We have audited the accompanying statutory financial statements of Midland National Life Insurance Company (the “Company”), which comprise the statements of admitted assets, liabilities and capital and surplus – statutory basis as of December 31, 2020 and 2019, and the related statements of operations – statutory basis, changes in capital and surplus – statutory basis, and of cash flows – statutory basis for each of the three years in the period ended December 31, 2020.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Iowa Insurance Division. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Iowa Insurance Division, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

PricewaterhouseCoopers LLP, Hub Tower, 699 Walnut Street, Des Moines Iowa 50309
T: (515) 246 3800, www.pwc.com/us

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2020 and 2019, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2020.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2020 and 2019, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2020, in accordance with the accounting practices prescribed or permitted by the Iowa Insurance Division described in Note 1.

April 21, 2021

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS - STATUTORY BASIS

AS OF DECEMBER 31, 2020 and 2019

(Dollars in Thousands, except par value)

	2020	2019
ADMITTED ASSETS
Bonds	$48,452,287	$44,434,060
Stocks
Preferred	771,536	261,244
Common - subsidiaries	279,528	348,159
Common - other	433,602	266,377
Mortgage loans	4,403,274	4,538,436
Real estate	100,995	38,774
Policy loans	404,383	395,058
Cash, cash equivalents and short-term investments	1,448,036	494,409
Receivable for securities	3,720	4,835
Derivative instruments	459,488	321,814
Other invested assets	2,337,913	1,956,847

Total cash and invested assets	59,094,762	53,060,013
Policy premiums due, deferred or uncollected	158,947	164,952
Accrued investment income	461,240	411,378
Current federal income tax	74,525	116,918
Net deferred tax asset	303,318	264,147
Company owned life insurance	1,124,804	1,036,490
Other admitted assets	265,303	46,246
Separate account assets	5,779,605	5,316,107

Total admitted assets	$67,262,504	$60,416,251

LIABILITIES AND CAPITAL AND SURPLUS
Liabilities for future policy benefits	$43,223,475	$38,935,399
Liabilities for deposit-type contracts	344,604	548,418
Policy and contract claims	246,619	161,253
Other policyholder funds	2,958	3,006

Total policyholder liabilities	43,817,656	39,648,076
Amounts payable for reinsurance	62,382	100,821
Interest maintenance reserve	60,632	41,232
Asset valuation reserve	506,759	496,408
Repurchase agreements, FHLB advances and collateral on derivatives	7,548,006	6,488,170
Payable for securities	110,817	97,691
Funds held under coinsurance	4,545,324	4,224,140
Derivative instruments	176,402	87,482
Accrued expenses and other liabilities	688,153	289,004
Separate account liabilities	5,541,314	5,090,796

Total liabilities	63,057,445	56,563,820
Capital and surplus
Common stock - $1 par value; 2,549,439 shares authorized, issued, and outstanding	2,549	2,549
Surplus notes	1,037,000	837,000
Additional paid-in capital	793,927	618,927
Unassigned surplus	2,371,583	2,393,955

Total capital and surplus	4,205,059	3,852,431

Total liabilities and capital and surplus	$67,262,504	$60,416,251

The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

STATEMENTS OF OPERATIONS - STATUTORY BASIS

FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands, except par value)

	2020	2019	2018
REVENUES
Life insurance and annuity premiums and other considerations	$6,462,830	$3,266,328	$3,701,003
Net investment income	2,320,212	2,353,707	2,252,880
Commissions and expense allowances on reinsurance ceded	96,559	76,949	53,974
Amortization of interest maintenance reserve	22,463	28,652	19,540
Reserve adjustments on reinsurance ceded	(523,700)	(102,717)	159,419
Investment income ceded - funds withheld reinsurance	(187,482)	(225,489)	(242,236)
Other income	241,779	121,501	87,203

Total revenues	8,432,661	5,518,931	6,031,783

BENEFITS AND EXPENSES
Life and annuity policy benefits	2,969,121	2,981,481	2,735,271
Increase in liabilities for future life and annuity policy benefits	4,300,648	1,394,173	2,048,680
Commissions	393,037	335,074	351,193
General expenses	252,016	220,706	248,132
Insurance taxes, licenses and fees	49,089	40,255	43,594
Net transfers to (from) separate accounts	(2,377)	70,516	95,152

Total benefits and expenses	7,961,534	5,042,205	5,522,022

Net gain from operations before federal income taxes and net realized capital gains	471,127	476,726	509,761
Federal income tax expense	125,687	70,237	25,179

Net gain from operations before net realized capital gains	345,440	406,489	484,582

Net realized capital losses	(192,814)	(35,289)	(82,977)

Net income	$152,626	$371,200	$401,605

The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS – STATUTORY BASIS

FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

	Common Stock	Surplus Note	Additional Paid-In Capital	Unassigned Surplus	Total Capital and Surplus
Balances at December 31, 2017	$2,549	$837,000	$594,686	$1,979,827	$3,414,062
Net income	—	—	—	401,605	401,605
Change in net unrealized capital gains (losses)	—	—	—	45,243	45,243
Change in net deferred income tax	—	—	—	26,898	26,898
Change in nonadmitted assets	—	—	—	(86,770)	(86,770)
Change in asset valuation reserve	—	—	—	(17,356)	(17,356)
Additional paid in surplus	—	—	24,241	—	24,241
Change in surplus as a result of reinsurance	—	—	—	(8,259)	(8,259)
Dividends to stockholder	—	—	—	(232,437)	(232,437)
OPEB SSAP92 adjustment	—	—	—	(350)	(350)
Correction of errors from prior periods	—	—	—	4,331	4,331

Balances at December 31, 2018	2,549	837,000	618,927	2,112,732	3,571,208
Net income	—	—	—	371,200	371,200
Change in net unrealized capital gains (losses)	—	—	—	101,239	101,239
Change in net deferred income tax	—	—	—	39,873	39,873
Change in nonadmitted assets	—	—	—	(1,163)	(1,163)
Change in asset valuation reserve	—	—	—	(49,507)	(49,507)
Change in surplus as a result of reinsurance	—	—	—	66,800	66,800
Dividends to stockholder	—	—	—	(222,306)	(222,306)
OPEB SSAP92 adjustment	—	—	—	(2,919)	(2,919)
Correction of errors from prior periods	—	—	—	(21,994)	(21,994)

Balances at December 31, 2019	2,549	837,000	618,927	2,393,955	3,852,431
Net income	—	—	—	152,626	152,626
Change in net unrealized capital gains (losses)	—	—	—	(114,070)	(114,070)
Change in net deferred income tax	—	—	—	116,682	116,682
Change in nonadmitted assets	—	—	—	(84,726)	(84,726)
Change in liability for reinsurance in unauthorized and certified companies	—	—	—	(221)	(221)
Change in reserve on account of change in valuation basis	—	—	—	12,573	12,573
Change in asset valuation reserve	—	—	—	(10,351)	(10,351)
Surplus (contributed to) withdrawn from Separate Accounts during period	—	—	—	41,000	41,000
Other changes in surplus in Separate Accounts statement	—	—	—	(41,000)	(41,000)
Change in surplus notes	—	200,000	—	—	200,000
Additional paid in surplus	—	—	175,000	—	175,000
Change in surplus as a result of reinsurance	—	—	—	113,521	113,521
Dividends to stockholder	—	—	—	(205,109)	(205,109)
OPEB SSAP92 adjustment	—	—	—	(3,297)	(3,297)

Balances at December 31, 2020	$2,549	$1,037,000	$793,927	$2,371,583	$4,205,059

The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

STATEMENTS OF CASH FLOW – STATUTORY BASIS

FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

	2020	2019	2018
OPERATING ACTIVITIES
Life insurance and annuity premiums and other considerations	$6,461,161	$3,264,196	$3,700,644
Net investment income	2,136,137	2,236,611	2,073,937
Other income	278,494	207,103	94,948
Benefits paid	(3,391,507)	(3,082,581)	(2,561,745)
Net transfers (to) from separate account	1,447	(72,759)	(101,977)
Insurance expenses paid	(873,997)	(836,727)	(880,509)
Federal income taxes paid	(91,074)	(26,315)	(90,618)

Net cash provided by operating activities	4,520,661	1,689,528	2,234,680

INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid
Bonds	9,537,519	7,027,473	12,680,499
Preferred and common stocks	117,277	90,107	59,565
Mortgage loans	312,026	647,329	673,385
Real estate	63	9,078	—
Other invested assets	261,725	149,623	262,268
Miscellaneous proceeds	14,373	5,475	510,828
Cost of investments acquired
Bonds	(13,616,114)	(7,934,329)	(14,012,547)
Preferred and common stocks	(770,254)	(222,779)	(41,658)
Mortgage loans	(239,315)	(662,356)	(789,416)
Real estate	(62,948)	(20,461)	(1,588)
Other invested assets	(599,269)	(369,157)	(287,159)
Miscellaneous applications	(136,699)	(22,385)	(370,032)
Net change in policy loans	(9,424)	(20,206)	(18,417)

Net cash used in investing activities	(5,191,040)	(1,322,588)	(1,334,272)

FINANCING ACTIVITIES
Surplus notes	200,000	—	—
Company owned life insurance	834	(521,516)	(488,711)
Capital and paid in surplus	—	—	24,241
Net change in collateral liability	(6,987)	253,511	(322,002)
Net change in repurchase agreements and FHLB advances	1,066,824	(22,332)	149,125
Net withdrawals on deposit-type contract	(219,853)	(17,199)	(26,865)
Dividends paid to stockholder	(205,109)	(222,306)	(232,437)
Net change in funds held under coinsurance	321,184	(100,073)	(138,564)
Net change in remittances and items not allocated	352,580	11,107	34,087
Other cash provided	114,533	72,931	17,080

Net cash provided (used) by financing activity and other sources	1,624,006	(545,877)	(984,046)

RECONCILIATION OF CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS
Net change in cash, cash equivalents and short-term investments	953,627	(178,937)	(83,638)
Cash, cash equivalents and short-term investments:
Beginning of year	494,409	673,346	756,984

End of year	$1,448,036	$494,409	$673,346

The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

STATEMENTS OF CASH FLOW – STATUTORY BASIS

FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

SUPPLEMENTAL CASH FLOW
Non-cash transactions:
Accrued capital contribution from parent	$175,000	$—	$—
Capitalized Interest	75,078	64,135	72,000

The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

1.	NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES AND PROCEDURES

Organization

Midland National Life Insurance Company (“Midland National” or the “Company”) is a stock life insurance company domiciled in the state of Iowa. The Company operates predominantly in the individual life and annuity business of the life insurance industry and is licensed to operate in 49 states, the District of Columbia, and several U.S. territories. The Company is a wholly owned subsidiary of Sammons Financial Group, Inc. (“SFG”), which is a wholly owned subsidiary of Sammons Enterprises, Inc. (“SEI”). MNL Reinsurance Company (“MNL Re”), Solberg Reinsurance Company (“Solberg Re”) and Canal Reinsurance Company (“Canal Re”), subsidiaries of Midland National, are captive reinsurance companies domiciled in Iowa. The Company is affiliated through common ownership with North American Company for Life and Health Insurance (“North American”), Sammons Securities, Inc. (“Sammons Securities”), Sammons Financial Network, LLC (“SFN”), Sammons Institutional Group, Inc. (“SIG”), SFG Tenura LLC (“Tenura”), Heyday Insurance Agency, LLC (“Heyday”), and Property Disposition, Inc. (“PDI”).

Basis of presentation

The Company is domiciled in Iowa and prepares its statutory basis financial statements in accordance with accounting practices prescribed or permitted by the Iowa Insurance Division. Prescribed statutory accounting practices (“SAP”) include state laws, regulations and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners (“NAIC”), including the NAIC Annual Statement Instructions, and the NAIC Accounting Practices and Procedures Manual (“NAIC SAP”). The NAIC SAP was promulgated within a set of approved and published Statements of Statutory Accounting Principles (“SSAP”). Permitted practices encompass all accounting practices not so prescribed. The Company’s capital and surplus was adequate for regulatory purposes prior to the effect of the prescribed practices described below and would not have been subject to a risk-based capital triggering event. The Company’s financial statements reflect the following prescribed practices in 2020, 2019 and 2018:

a.

Iowa Bulletin 07-06 – In 2006 the Commissioner of Insurance of the State of Iowa issued Bulletin 07-06 that allows a prescribed practice for Iowa domiciled companies. This prescribed practice instructs insurance companies to use other than market value for assets held in separate accounts where general account guarantees are present on such separate accounts. Based on this prescribed practice the Company adopted Bulletin 07-06 in 2006 and presents the assets on its Bank-Owned Life Insurance (“BOLI”) Separate Account at book value. The impact of applying this prescribed practice had no impact on 2020 statutory net income; however, Capital and Surplus as of December 31, 2020 is decreased by $312,374 as a result of this prescribed practice. The impact of applying this prescribed practice had no impact on 2019 statutory net income; however, Capital and Surplus as of December 31, 2019 is decreased by $191,482 as a result of this prescribed practice. The impact of applying this prescribed practice had no impact on 2018 statutory net income; however, Capital and Surplus as of December 31, 2018 is decreased by $54,923 as a result of this prescribed practice.

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

b.

Iowa Administrative Code 191 – Chapter 97, “Accounting for Certain Derivative Instruments Used to Hedge the Growth in Interest Credited for Indexed Insurance Products and Accounting for the Indexed Insurance Products Reserve” (“IAC 191-97”). This prescribed practice allows insurance companies domiciled in Iowa to account for eligible derivative assets at amortized cost, if the insurance company can demonstrate it meets the criteria for an economic hedge. Eligible derivative assets include call or put options that are purchased to hedge the growth in interest credited to an indexed product as a direct result of changes in the related external index or indices, or call or put options that are written to offset all or a portion of a purchased call or put option. Other derivative instruments such as index futures, swaps and swaptions that may be used to hedge the growth in interest credited to the policy as a direct result of changes in the related indices would still be accounted for at fair value since an amortized cost for those instruments does not exist. IAC 191-97 also prescribes that insurance companies determine indexed annuity reserve calculations based on the Guideline 35 Reserve assuming the fair value of the call option(s) associated with the current index term is zero, regardless of the observable market for such option(s). At the conclusion of the index term, credited interest is reflected in the reserve as realized, based on actual index performance. This prescribed accounting practice must be applied to both the indexed reserves and the call/put options used to hedge indexed insurance products. The impact of applying this prescribed practice decreased the Company’s statutory net income for the year ended December 31, 2020 by $35,751 and the cumulative effect on Capital and Surplus at December 31, 2020 was a decrease of $251,909. The impact of applying this prescribed practice decreased the Company’s statutory net income for the year ended December 31, 2019 by $278,340 and the cumulative effect on Capital and Surplus at December 31, 2019 was a decrease of $216,158. The impact of applying this prescribed practice increased the Company’s statutory net income for the year ended December 31, 2018 by $124,181 and the cumulative effect on Capital and Surplus at December 31, 2018 was an increase of $62,182.

Under either the NAIC basis or the IAC 191-97, the Company elects to establish a voluntary reserve to offset the timing mismatch between the derivative instruments and the hedged liabilities, if that mismatch results in an increase in surplus. Under the IAC 191-97, a timing mismatch occurs related to the emergence of earnings. The impact of equity markets is reflected in investment income from futures during the policyholder’s contract years, but is not reflected in the reserve until the policy anniversary, at which time the index credit is applied to the account value. The voluntary reserve established as of December 31, 2020 is $126,888 which offsets the portion of investment income on futures that has been determined to represent earnings that will be used to fund index credits that have not yet been applied to policy account balances. This eliminates the timing mismatch of the assets and liabilities calculated in accordance with IAC 191-97. Under the NAIC basis, a voluntary reserve of $378,798 would have been established as of December 31, 2020 to eliminate the timing mismatch of the assets and liabilities. The impact of applying this prescribed practice, net of the effect of the difference between the above mentioned voluntary reserve and the voluntary reserve that would have been established without the prescribed practice resulted in no impact to the Company’s statutory net income for the year ended December 31, 2020 and there was no cumulative impact to the Company’s Capital and Surplus at December 31, 2020. The voluntary reserve established as of December 31, 2019 is $102,324 which offsets the portion of investment income on futures that has been determined to represent earnings that will be used to fund index credits that have not yet been applied to policy account balances. This eliminates the timing mismatch of the assets and liabilities calculated in

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

accordance with IAC 191-97. Under the NAIC basis, a voluntary reserve of $318,482 would have been established as of December 31, 2019 to eliminate the timing mismatch of the assets and liabilities. The impact of applying this prescribed practice, net of the effect of the difference between the above mentioned voluntary reserve and the voluntary reserve that would have been established without the prescribed practice resulted in a decrease to the Company’s statutory net income of $62,182 for the year ended December 31, 2019 and there was no cumulative impact to the Company’s Capital and Surplus at December 31, 2019. The voluntary reserve established as of December 31, 2018 is $0 as the timing mismatch between the futures and the hedged liabilities results in a $42,978 decrease to the Company’s statutory net income and surplus under the prescribed practice. Under the NAIC basis, a voluntary reserve of $0 would have been established as of December 31, 2018 as the timing mismatch between the futures and hedged liabilities would have resulted in a $105,160 decrease to the Company’s statutory net income and surplus. The impact of applying this prescribed practice, net of the effect of the difference between the above mentioned voluntary reserve and the voluntary reserve that would have been established without the prescribed practice resulted in an increase to the Company’s statutory net income of $62,182 for the year ended December 31, 2018 and increased the Company’s Capital and Surplus by $62,182 at December 31, 2018.

c.

Iowa Administrative Code 191 – Chapter 43, “Annuity Mortality Tables For Use in Determining Reserve Liabilities For Annuities” (“IAC 191-43”) allows a prescribed practice for Iowa domiciled companies. This prescribed practice allows insurance companies domiciled in Iowa to use the Annuity 2000 Mortality Table for determining the minimum standard of valuation for annuities issued during 2015. SSAP 51 requires the 2012 Individual Annuity Reserving (“IAR”) Mortality Table for determining the minimum standard of valuation for annuities issued on or after January 1, 2015. The impact of applying this prescribed practice increased the Company’s statutory net income for the year ended December 31, 2020 by $3,295 and the cumulative effect on Capital and Surplus at December 31, 2020 was an increase of $57,271. The impact of applying this prescribed practice increased the Company’s statutory net income for the year ended December 31, 2019 by $1,641 and the cumulative effect on Capital and Surplus at December 31, 2019 was an increase of $53,976. The impact of applying this prescribed practice increased the Company’s statutory net income for the year ended December 31, 2018 by $11,911 and the cumulative effect on Capital and Surplus at December 31, 2018 was an increase of $52,335.

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

The following table compares the Company’s statutory income and capital and surplus according to the NAIC practices to those prescribed by the State of Iowa:

	For the years ended December 31,
	2020	2019	2018
Net Income:
(1) Midland National state basis	$152,626	$371,200	$401,605
(2) State prescribed practice that increase(decrease) NAIC SAP:
(a) Economic hedge of call option derivative assets (IAC 191-97)	(35,751)	(278,340)	124,181
(b) Deferral of 2012 annuity mortality table (IAC 191-43)	3,295	1,641	11,911

(3) NAIC SAP (1-2=3)	$185,082	$647,899	$265,513

Surplus:
(4) Midland National state basis	$4,205,059	$3,852,431	$3,571,208
(5) State prescribed practices that increase(decrease) NAIC SAP:
(a) Book value of BOLI separate account assets (Bulletin 07-06)	(312,374)	(191,482)	(54,923)
(b) Economic hedge of call option derivative assets (IAC 191-97)	(251,909)	(216,158)	62,182
(c) Deferral of 2012 annuity mortality table (IAC 191-43)	57,271	53,976	52,335

(6) NAIC SAP (4-5=6)	$4,712,071	$4,206,095	$3,511,614

The Company has coinsurance agreements with MNL Re, Solberg Re and Canal Re, which are affiliated limited purpose subsidiary life insurance companies. The Company recognizes reserve credits under these agreements. The reserve credits at MNL Re, Solberg Re and Canal Re, are supported by contingent note guarantees (“LLC Notes”). The LLC Notes held by MNL Re, Solberg Re and Canal Re, function in a manner similar to a standby letter of credit and which the Company is a beneficiary, are admitted assets under Iowa prescribed practice and the surplus generated by the prescribed practice has been retained in the carrying value of MNL Re, Solberg Re and Canal Re. Under NAIC Accounting principles, the LLC Notes would be non-admitted assets.

The impact of the Company’s limited purpose subsidiary life insurance companies applying this prescribed practice has no impact the Company’s statutory net income but the cumulative effect on the Company’s Capital and Surplus was an increase of $1,969,923, $1,899,476, and $1,700,984 as of December 31, 2020, 2019, and 2018, respectively.

If the Company’s subsidiaries had not utilized this prescribed practice, the result would not have triggered a regulatory event at the Company.

The Company’s investment in MNL Re, Solberg Re and Canal Re at December 31, 2020 was $53,086, $92,387 and $134,055, respectively. If the Company’s subsidiaries had not used this prescribed practice, the Company’s investment in MNL Re, Solberg Re and Canal Re at December 31, 2020, respectively, would have been negative $972,878, negative $510,423 and negative $207,094.

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

The Company reports investment income ceded on funds withheld coinsurance as part of revenue in the Statements of Operations. Under SAP, investment income ceded on funds withheld coinsurance should be reported as an expense. The difference in presentation does not impact the Company’s statutory net income nor the Company’s Capital and Surplus. The Iowa Insurance Division does not object to the Company’s presentation of investment income ceded on funds withheld coinsurance.

SAP differs in some respects from accounting principles generally accepted in the United States (“GAAP”). The more significant of these differences are as follows:

•	Acquisition costs of acquiring new business are charged to current operations as incurred rather than deferred and amortized over the life of the policies;

•

Policy reserves on traditional life products are based on statutory mortality and interest rates which may differ from reserves based on expected mortality, interest and withdrawals which include a provision for possible unfavorable deviation from such assumptions;

•

Policy reserves on universal life and investment products are based on discounting methodologies utilizing statutory interest rates rather than interest rates used to calculate full account values. In addition, SAP requires additional reserves according to actuarial guidelines that are not required by GAAP;

•

Changes in deferred tax assets (“DTAs”) are recorded directly to surplus as opposed to being an item of income tax benefit or expenses for GAAP. Admittance testing may result in a charge to surplus for non-admitted portions of DTAs;

•

An Interest Maintenance Reserve (“IMR”) liability, prescribed by the NAIC, reflects the net accumulated unamortized realized capital gains and losses, net of tax, attributable to changes in market interest rates. Such gains and losses are deferred into the reserve when incurred, rather than recognized as gains or losses in the statement of operations, then amortized back into operations over the expected remaining period to maturity of the investment that was sold. When cumulative capital losses exceed capital gains, a negative IMR liability occurs which is not admitted and is charged directly to unassigned surplus. There were no disallowed IMR liabilities recorded at 2020 and 2019;

•

An Asset Valuation Reserve (“AVR”) liability has been recorded in accordance with the formula prescribed by the NAIC which represents a provision for future impairments of bonds, equity securities, mortgage loans, real estate and other invested assets including temporary declines in the estimated realizable value of such investments. Changes in the AVR reserve are charged directly to unassigned surplus;

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

•

Under SAP, certain assets designated as “non-admitted assets” are excluded from the statements of admitted assets, liabilities and capital and surplus and are charged directly to statutory unassigned surplus as follows:

	2020	2019	Changes in 2020
Policy loans	$1,289	$1,191	$98
Other invested assets	891	500	391
Agents’ balances	13,939	9,738	4,201
Amounts recoverable from reinsurers	7,392	6,267	1,125
Net deferred tax asset	152,426	65,682	86,744
Electronic data processing equipment	32,143	46,243	(14,100)
Furniture and Equipment	571	628	(57)
Other assets	31,316	24,992	6,324

Total nonadmitted assets	$239,967	$155,241	$84,727

Under GAAP, such assets would be recorded at their net realizable or book value;

•

For universal life and investment products, revenues consist of premiums received rather than policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed; benefits consist of amounts incurred rather than the excess of the benefits incurred over the policy account value released;

•

Available-for-sale and trading bonds rated by the NAIC as five or higher are reported at amortized cost rather than fair value. Available-for-sale and trading bonds rated by the NAIC as six are reported at the lower of cost or fair value with changes in fair value reported as a change in surplus. Under GAAP reporting, available-for-sale and trading bonds are reported at fair value with changes in fair value presented as a component of other comprehensive income for available-for-sale securities and as a component of net income for trading securities;

•

Redeemable and perpetual preferred stocks rated four or higher are reported at amortized cost rather than fair value. Redeemable and perpetual preferred stocks rated by the NAIC as five or lower are reported at the lower of cost or fair value with changes in fair value reported as a change in surplus. Under GAAP, redeemable and perpetual preferred stocks are reported at fair value with changes in fair value presented as a component of other comprehensive income for redeemable preferred stocks and as a component of net income for perpetual preferred stocks;

•

Common stocks, other than common stocks of affiliates, are reported at fair value with changes in fair value reported as a change in surplus. Under GAAP, common stocks, other than common stocks of affiliates, are reported at fair value with changes in fair value presented as a component of net income;

•	Common stock of subsidiaries is recorded based on the underlying audited statutory equity of the respective entity’s financial statements. GAAP requires consolidation of subsidiaries;

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

•	The assets and liabilities for reinsurance transactions are generally recorded on a net basis versus a gross basis for GAAP;

•

In accordance with IAC 191-97, option derivative instruments that hedge the growth in interest credited to the hedged policy as a direct result of changes in the related indices are carried on the statutory statements of admitted assets, liabilities and capital and surplus at amortized cost and any amortization or proceeds from terminated or expired options is reported in income. Other derivative instruments, such as index futures that are used to hedge the growth in interest credited to the hedged policy as a direct result of changes in the related indices, are carried at fair value since an amortized cost for these instruments does not exist and the change in fair values is reported as income. Other derivative instruments not qualifying for hedge accounting are carried at fair value with changes in the fair value being recorded directly to unassigned surplus. Derivative instruments not qualifying for hedge accounting are carried on the GAAP balance sheet at fair value, with changes in fair value recognized through income. Under GAAP, indexed life and annuity liabilities and funds withheld coinsurance treaties include embedded derivatives and the change in fair value of the embedded derivative is recognized through income;

•

Under SAP, the statements of cash flow reconcile to changes in cash, cash equivalents and short-term investments with original maturities of one year or less. Under GAAP, the statements of cash flow reconcile to changes in cash;

•

Recognition of the changes in equity from limited partnership investments is recorded directly to surplus under SAP reporting purposes; whereas for GAAP reporting, the equity method reports the change in the equity value through earnings as a component of net investment income;

•

The Company, in accordance with GAAP, performs an analysis related to variable interest entities (“VIE”) on all entities with which it has a financial interest to determine if financial results require consolidation as a primary beneficiary of the VIE. SAP reporting requirements do not require such an analysis;

•	Surplus notes issued by the Company are included in capital and surplus under SAP whereas GAAP reporting includes surplus notes in debt.

•

Under SAP, when total consideration received on securities called before their maturity is greater than the par value of that security, the excess of consideration received over par value is reported as net investment income, while the excess of par value over book value is report as realized capital gains. Under GAAP reporting there is no such requirement to bifurcate total consideration between net investment income and realized capital gains/(losses). As such, the Company recognizes the excess of total consideration received over book value as part of realized capital gains/(losses) for GAAP reporting purposes.

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

Other significant accounting policies are as follows:

Use of estimates

The preparation of the financial statements in conformity with SAP requires management to make estimates and assumptions that affect the reported amounts of admitted assets and liabilities and disclosure of contingent assets and liabilities at the dates of the statements of admitted assets, liabilities and capital and surplus, and reported amounts of revenues and benefits and expenses during the reporting periods. Actual results could differ significantly from those estimates.

The most significant areas that require the use of management’s estimates relate to the determination of the fair values of financial assets and liabilities, derivatives and derivative instruments, impairments of securities, income taxes, and liabilities for future policy benefits.

Fair value of financial assets, financial liabilities and financial instruments

Fair value estimates are significantly affected by the assumptions used, including discount rates and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in some cases, could not be realized in the immediate settlement of the instruments. Certain financial liabilities (including non-investment type insurance contracts) and all nonfinancial instruments are excluded from the disclosure requirements. Accordingly, the aggregate fair value amounts presented in Note 2 may not represent the underlying value to the Company.

The Company uses the following methods and assumptions in estimating the fair value of its financial instruments:

Investment securities

Fair value for bonds and preferred stocks is obtained primarily from independent pricing sources, broker quotes and fair value/cash flow models. Fair value is based on quoted market prices, where available. For bonds and preferred stocks not actively traded, fair value is estimated using values obtained from independent pricing services or broker quotes. When values are not available from pricing services or broker quotes, such as private placements including corporate securities, asset-backed securities, commercial mortgage-backed securities and residential mortgage-backed securities, fair value may be estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair value of unaffiliated common stocks is based on quoted market prices, where available, and for those common stocks not actively traded, fair values are obtained from independent pricing services or internal fair value/cash flow models.

Mortgage loans

Fair value for mortgage loans is estimated using a duration-adjusted pricing methodology that reflects changes in market interest rates and the specific interest-rate sensitivity of each mortgage. Price changes derived from the monthly duration-adjustments are applied to the mortgage portfolio. Each modeled

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

mortgage is assigned a spread corresponding to its risk profile. These spreads are adjusted for current market conditions. The discount rates used include internally generated illiquidity and default factors.

Cash, cash equivalents and short-term investments

Cash consists of deposits held by various commercial and custodial banks. Cash equivalents consists of short-term highly liquid investments, which are readily convertible to cash. Short-term investments primarily consist of fixed income securities acquired with less than one year to maturity. The Company has deposits with certain financial institutions which exceed federally insured limits. The Company has reviewed the creditworthiness of these financial institutions and believes there is minimal risk of material loss. Fair value approximates amortized cost due to the nature and short-term duration of cash, cash equivalents and short-term investments.

Derivative instruments

Fair value for options is based on internal financial models or counterparty quoted prices. Variation margin accounts, consisting of cash balances applicable to open futures contracts, held by counterparties are reported at the cash balances, which is equal to fair value. Fair value for interest rate swaps, interest rate floors and foreign currency forwards is based on exchange prices, broker quoted prices or fair values provided by the counterparties.

Other invested assets

Other invested assets consist of limited partnerships, limited liability companies, residual equity interests, collateral loans, surplus notes and reverse mortgages. The carrying amounts for other invested assets other than collateral loans, surplus notes, residual equity interests and reverse mortgages, which are carried at amortized cost, represent the Company’s share of each entity’s underlying equity reported to the Company. There is a limited market for these other invested assets and the fair value is determined based on inputs received from the entities. Fair value of residual equity interests, surplus notes and collateral loans are obtained using the same techniques as investment securities. Fair value for reverse mortgages are obtained using the same techniques as mortgage loans.

Company owned life insurance

The Company is the owner and beneficiary of life insurance policies reported at their cash surrender values pursuant to SSAP No. 21R in the statements of admitted assets, liabilities and capital and surplus. The underlying investment characteristics of the investment vehicle are categorized as follows at December 31:

	2020	2019
Bonds	$446,516	$380,905
Mutual funds	32,566	—
Cash and short-term investments	236,418	372,298
Other invested assets	409,304	283,287

Total company owned life insurance	$1,124,804	$1,036,490

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

Investment-type insurance contracts

Fair value for the Company’s liabilities under investment-type insurance contracts is estimated using two methods. For those contracts without a defined maturity, the fair value is estimated as the amount payable on demand (cash surrender value). For those contracts with known maturities, fair value is estimated using discounted cash flow calculations using interest rates currently being offered for similar contracts with maturities consistent with the contracts being valued. The reported value of the Company’s investment-type insurance contracts includes the fair value of indexed life and annuity embedded derivatives which are calculated using discounted cash flow valuation techniques based on current interest rates adjusted to reflect credit risk and an additional provision for adverse deviation.

Repurchase agreements, FHLB advances and collateral on derivative instruments

The fair value of the Company’s repurchase agreements is tied to the fair value of the underlying collateral securities. The fair value of FHLB advances is estimated using a discounted cash flow calculation with the current interest rate at maturity of the contract. The fair value of collateral on derivative instruments approximates the carrying value due to the short-term nature of the investment. These investments primarily consist of cash and fixed income securities.

Investments and Investment Income

Bonds

Bonds not backed by other loans, loan-backed bonds, collateralized mortgage obligations (“CMOs”) and other structured securities are carried at amortized cost using the interest method, except for those bonds with an NAIC designation of six or those securities which have an other-than-temporary impairment, which are reported at the lower of amortized cost or fair value.

For CMOs and mortgage-backed securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. When actual prepayments differ from anticipated prepayments, the effective yield is recalculated prospectively to reflect actual payments to date and anticipated future payments for loan backed securities under SSAP 43R. When actual prepayments differ from anticipated prepayments for highly rated CMO’s and mortgage-backed securities, the effective yield is recalculated retrospectively to reflect actual payments to date and anticipated future payments under SSAP 26R. This adjustment is included in net investment income. Included in this category are approximately $95,792 and $169,790 of mortgage-backed securities that are all or partially collateralized by sub-prime mortgages at December 31, 2020 and 2019, respectively. A sub-prime mortgage is defined as a mortgage with one or more of the following attributes: weak credit score, high debt-to-income ratio, high loan-to-value ratio or undocumented income. At December 31, 2020 and 2019, 98% and 100% of the Company’s securities with sub-prime exposure are rated as investment grade, respectively.

Stocks

Preferred stocks are stated at cost except for those with an NAIC designation of four or lower which are stated at the lower of cost or fair value.

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

Investments in common stocks are stated at fair value, which is based on NAIC Securities Valuation Office (“SVO”) prices. For common stocks without SVO prices, fair value is estimated using independent pricing services or internally developed pricing models.

Investment in common stocks of the affiliated insurance subsidiaries are valued at audited statutory capital and surplus. The audited statutory capital and surplus of MNL Re, Solberg Re and Canal Re has not been reduced for prescribed practices allowed by the State of Iowa for reinsurance transactions entered into by MNL Re, Solberg Re and Canal Re with the Company and North American. Refer to Note 8 for further discussion of the reinsurance transactions and prescribed practices for MNL Re, Solberg Re and Canal Re. Undistributed earnings or losses of the subsidiary and unrealized appreciation or depreciation on common stocks are reflected as unrealized capital gains and losses directly in unassigned surplus.

Mortgage loans

Mortgage loans consist principally of commercial mortgage loans and are carried at the adjusted unpaid balances. The Company’s lending policies allow for primarily first-lien mortgages that generally do not exceed 77% of the fair market value of the property allowing for sufficient excess collateral to absorb losses should the Company be required to foreclose and take possession of the collateral. The mortgage portfolio invests primarily in larger metropolitan areas across the U.S. and is diversified by type of property. Property and casualty insurance is required on all properties covered by mortgage loans at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings. Interest income on non-performing loans is generally recognized on a cash basis.

Policy loans

Policy loans are carried at the unpaid principal balance to the extent it does not exceed the cash surrender value. Amounts in excess of cash surrender value are non-admitted.

Cash, cash equivalents and short-term investments

Cash and cash equivalents are stated at cost and short-term investments acquired with less than one year to maturity are stated at amortized cost.

Other invested assets

Other invested assets are comprised of limited partnerships, limited liability companies, residual equity interests, collateral loans, surplus notes and reverse mortgages. Limited partnerships and limited liability companies are valued in accordance with SSAP No. 48, Joint Ventures, Partnerships, and Limited Liability Companies and SSAP No. 97, Investments in Subsidiary, Controlled, and Affiliated Entities, a Replacement of SSAP No. 88 that allow the Company to carry these interests based on the underlying tax or GAAP audited equity of the investee. Residual equity interest, surplus notes and collateral loans are carried at amortized cost under SSAP No. 43R, SSAP No. 41R and SSAP No. 21R, respectively. The reverse mortgages are first liens on the related residential properties located primarily in California and Florida. These reverse mortgages are valued in accordance with SSAP No. 39, Reverse Mortgages that allow the Company to carry these securities at remaining principal balances. Income on reverse

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

mortgages is recognized using effective yield based on the contractual interest rate and anticipated repayment of the mortgage.

Other-than-temporary impairment losses

The Company reviews its investments to determine if declines in fair value are other-than-temporary. If the fair value of a fixed income security is less than its amortized cost basis or an equity security is less than its original cost basis at the balance sheet date, the Company must assess whether the impairment is other-than-temporary.

The Company evaluates factors in its assessment of whether a decline in value is other-than-temporary. Some of the factors evaluated include the issuer’s ability to pay the amounts due according to the contractual terms of the investment, the length of time and magnitude by which the fair value is less than amortized cost, adverse conditions specifically related to the security, changes to the rating of the security by a rating agency, changes in the quality of underlying credit enhancements and changes in the fair value of the security subsequent to the balance sheet date.

When an other-than-temporary impairment (“OTTI”) has occurred, the amount of the impairment charged against earnings depends on whether the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis. If the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis, the entire impairment is recognized as a charge against earnings. If the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security before recovery of its amortized cost basis, the impairment is bifurcated into an interest related loss and a non-interest related loss for loan-backed and structured securities. The non-interest related loss is measured as the difference between the present value of cash flows expected to be collected from the loan-backed security and the loan-backed security’s amortized cost. The amount of the non-interest related loss is recognized as a charge against earnings. The difference between the fair value of the impaired loan-backed security and the present value of cash flows expected to be collected is the interest related impairment. For stocks, non loan-backed and other than structured securities the impairment is not bifurcated and is charged against earnings.

The Company uses a single best estimate of cash flows approach and uses the effective yield prior to the date of impairment to calculate the present value of cash flows. The Company’s assumptions for residential mortgage-backed securities, commercial mortgage-backed securities, other asset-backed securities and collateralized debt obligations include collateral pledged, scheduled interest payments, default levels, delinquency rates and the level of nonperforming assets for the remainder of the investments’ expected term. The Company’s assumptions for corporate and other fixed maturity securities include scheduled interest payments and an estimated recovery value, generally based on a percentage return of the current market value.

After other-than-temporary write-down, the new cost basis is the prior amortized cost less the non-interest related loss. The adjusted cost basis is generally not adjusted for subsequent recoveries in fair value. However, if the Company can reasonably estimate future cash flows after a write-down and the expected cash flows indicate some or all of the non-interest related loss will be recovered, the discount or reduced premium recorded is amortized over the remaining life of the security. Amortization in this instance is

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

computed using the prospective method and is determined based on the current estimate of the amount and timing of future cash flows.

For common and preferred stocks, OTTI has occurred when the Company determines that it does not have the ability or intent to hold the security until a recovery of the original cost or the Company determines that the security will not recover to original cost within a reasonable amount of time. The Company determines what constitutes a reasonable amount of time on a security by security basis by considering all available evidence including the length of time and magnitude by which the fair value of the security is less than original cost.

Investment income

Investment income is recorded when earned and includes interest and dividends received and accrued, amortization of purchased premium and accretion of discounts on securities, certain proceeds from derivatives and equity earnings from limited partnerships. Investment expenses are reported as a reduction in investment income.

Net realized investment gains (losses)

Realized capital gains and losses are determined on the basis of specific identification of the investments and are reported net of related federal income taxes and IMR.

Net unrealized investment gains (losses)

Unrealized capital gains and losses on bonds, preferred stocks, common stocks, derivatives that do not qualify for hedge accounting and other invested assets are reported as a component of surplus net of related income taxes.

See Note 3 for further discussion of the Company’s investments and investment income.

Derivatives and derivative instruments

Derivatives consist of options, futures, interest rate floors, interest rate swaps, and foreign currency forwards. Futures are reported at the cash balances held in counterparty variation margin accounts, which equals fair value. Options, interest rate floors, interest rate swaps and foreign currency forwards are reported at fair value, with the exception of call and put options which are carried in accordance with IAC191-97 as discussed in the prescribed practice footnote.

The Company uses derivative instruments to manage its fixed indexed and policy obligation interest guarantees and interest rate and credit risks applicable to its investments. To mitigate these risks, the Company enters into interest rate swaps, interest rate floors, futures contracts and equity indexed call and put options. To qualify for hedge accounting, the Company is required to formally document the hedging relationship at the inception of each derivative transaction. This documentation includes the specific derivative instrument, risk management objective, hedging strategy, identification of the hedged item, specific risk being hedged and how effectiveness will be assessed. To be considered an effective hedge, the derivative must be highly effective in offsetting the variability of the cash flows or the changes in fair value of the hedged item. Effectiveness is evaluated on a retrospective and prospective basis. The

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

Company has no derivatives that qualify as effective hedges. The Company also uses foreign currency forwards to protect itself against currency fluctuations between trade and settlement dates on foreign financial instruments.

The agreements between the Company and its derivatives counterparties require the posting of collateral when the fair value of the derivative instruments exceeds the cost of the instruments. Collateral posted by counterparties is reported in the statements of admitted assets, liabilities, and capital and surplus as a component of cash, cash equivalents, and short-term investments with a corresponding liability reported as a component of repurchase agreements, FHLB advances and collateral on derivative instruments. Collateral posted by the Company is reported in the statements of admitted assets, liabilities, and capital and surplus as a component of other invested assets.

See Note 4 for further discussion of the Company’s derivatives and derivative instruments.

Accrued investment income

Accrued investment income consists of amounts due on invested assets. It excludes amounts the Company does not expect to receive or is 90 days past due.

Future policy benefits and policy and contract claims

Life, annuity, and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that are intended to provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Iowa Insurance Division.

The liability for future policy benefits provides amounts adequate to discharge estimated future obligations on policies in force. Reserves for life policies issued through 2019 are computed principally by the Net Level Reserve Method and the Commissioners’ Reserve Valuation Method using interest rates ranging from 2.5% to 6.0% and mortality assumptions (primarily Commissioners’ Standard Ordinary mortality tables 1941, 1958, 1980, 2001, 2017) as prescribed by regulatory authorities. Starting in 2020, reserves for life policy issues are calculated as the greatest of the stochastic, deterministic and net premium reserve as defined in VM-20. The stochastic and deterministic reserves are principles based reserves using prudent estimate assumptions for interest, mortality and other assumptions. The net premium reserve is calculated using rates of interest from 3.50% to 4.25% and 2017 Commissioners Standard Ordinary mortality.

The NAIC adopted revisions to Actuarial Guideline XXXVIII (“AG38”), effective December 31, 2012. AG38 8D applies to policies issued July 1, 2005 to December 31, 2012 containing secondary guarantees with multiple sets of charges. AG38 8D requires that for this business a company needs to calculate the reserve as it had as of December 31, 2011 (“2011 method”), as well as calculate the deterministic reserve as prescribed under the Valuation Manual (“VM method”) adopted by the NAIC on August 17, 2012, with prescribed changes to have projected asset yields and discount rates, and hold the greater of the two. The Company has calculated its gross and net of reinsurance reserves under both methods described above and holds the greater of the two reserves calculated on both a gross and net basis. The 2020 impact of performing the VM method calculations resulted in a gross reserve increase of $575,587 and a net reserve increase of $331,650 over what would have been calculated if only using the 2011 method. The

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

2019 impact of performing the VM method calculations resulted in a gross reserve increase of $309,524 and a net reserve increase of $63,182 over what would have been calculated if only using the 2011 method.

Reserves for deferred annuities are computed on the basis of interest rates ranging from 2.50% to 8.75% and the reserves for immediate annuities range from 1.00% to 11.25%.

The liability for policy and contract claims includes provisions for reported claims and estimates for claims incurred but not reported, based on the terms of the related policies and contracts and on prior experience. Claim liabilities are based on estimates and are subject to future changes in claim severity and frequency. Estimates are periodically reviewed and adjustments to such liabilities are reflected in current operations.

Reinsurance

For annuity coinsurance and life insurance mortality reinsurance arrangements, reinsurance premiums, claims and claim adjustment expenses are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains contingently liable for the liabilities ceded in the event the reinsurers are unable to meet their obligations under the reinsurance agreements. To limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors its concentration of credit risk. The Company generally reinsures with companies rated “A” or better by A.M. Best. The Company monitors these ratings on an on-going basis as a reinsurer may be downgraded after an agreement has been entered.

The Company has coinsurance agreements with MNL Re, Solberg Re and Canal Re. Reinsurance premiums, claims and expenses and reserves under those agreements are accounted for in accordance with the terms of the reinsurance contracts.

Premiums and related costs

Premiums are recognized as revenue over the premium-paying period. Annuity considerations are recognized as revenue when received. Commissions and other costs applicable to the acquisition of policies are charged to operations as incurred.

Repurchase agreements

As part of its investment strategy, the Company enters into repurchase agreements to increase the Company’s investment return. The Company accounts for these transactions as secured borrowings, where the amount borrowed is tied to the fair value of the underlying collateral securities. Repurchase agreements involve a sale of securities and an agreement to repurchase the same securities at a later date at an agreed-upon price. These agreements are a bilateral trade agreement.

A majority of the Company’s repurchase agreement arrangements are for contractual terms of greater than one year. As a result, the par value and fair value of the securities sold under agreement to repurchase can change during the term of the repurchase agreement due to amortization, pay downs and changes in fair values. In situations where the underlying collateral subject to repurchase has a fair value greater or less than the contractual requirements under the repurchase agreement, the Company or counterparties are

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

required to post additional collateral. Generally, the amount advanced by the counterparty cannot be less than 95% of the fair value of the underlying collateral sold under the agreement to repurchase.

Income taxes

Under SSAP No. 101, income taxes incurred are charged or credited to net income based upon amounts estimated to be payable or recoverable for the current year. The Company recognizes deferred income tax assets and liabilities for the expected future tax effects attributable to temporary differences between financial statement and tax return bases of assets and liabilities, based on enacted rates and other provisions of the tax laws. All changes in deferred tax assets and liabilities are reported directly in surplus, including the effect of a change in tax laws or rates in the period in which such change is enacted. Deferred tax assets are reduced by a valuation allowance if it is more likely than not that all or some portion of the deferred tax assets will not be realized. The Company files a consolidated federal income tax return with its subsidiaries, MNL Re, Solberg Re and Canal Re.

If applicable, the Company’s liability for income taxes would include a liability for uncertain tax positions, interest and penalties which relate to tax years still subject to review by the IRS or other taxing jurisdictions.

See Note 13 for the Company’s SSAP No. 101 calculation.

Variable life and annuity products

A portion of the separate accounts held by the Company are funds on which investment income and gains or losses accrue directly to certain policyholders. The assets of these accounts are legally separated and are not subject to the claims that may arise out of any other business of the Company. The Company reports these separate account assets at fair value; the underlying investment risks are assumed by the policyholders. The fair value of the variable separate accounts assets are based on market quoted net asset values of the underlying mutual funds. The Company records the related liabilities at amounts equal to the fair value of the underlying assets. The Company reflects these assets and liabilities in the separate account assets and liabilities lines in the statements of admitted assets, liabilities and capital and surplus. The Company records the fees earned for administrative and contract holder services performed for the separate accounts in other income of the statements of operations.

Bank owned life insurance products

Another portion of the separate accounts held by the Company relates to individual bank owned life insurance policies that are non-indexed with fixed guarantees. These amounts are subject to limited discretionary withdrawal at book value without a market value adjustment. The assets in this separate account are carried at book value in accordance with the prescribed practice promulgated by the State of Iowa. The Company assumes the underlying risk for the performance of the assets in this separate account. The Company reflects these assets and liabilities in the separate account assets and liabilities lines in the statements of admitted assets, liabilities and capital and surplus.

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

Accounting changes and correction of prior period errors

During 2019, the Company recorded a correction of error related to a block of interest only bonds. The amortization of the book value of these securities had been calculated incorrectly resulting in a cumulative overstatement of book value and overstatement of investment income related to amortization, which was corrected during 2019. The statements of changes in capital and surplus contains an adjustment of negative $21,994 in 2019 to correct this error.

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

2.	FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying value and estimated fair value of the Company’s financial instruments are as follows:

	December 31, 2020
Type of Financial Instrument	Estimated Fair Value	Carrying Value	(Level 1)	(Level 2)	(Level 3)	Not Practicable (Carrying Value)

Financial assets:
Bonds	$53,763,661	$48,452,287	$—	$48,422,711	$5,340,950	$—
Preferred stocks	831,674	771,536	—	831,209	465	—
Common stocks	433,602	433,602	287,409	135,273	10,920	—
Mortgage loans	4,540,386	4,403,274	—	4,540,386	—	—
Policy loans	404,383	404,383	—	404,383	—	—
Cash, cash equivalents and short-term investments	1,448,042	1,448,036	923,238	524,804	—	—
Derivative instruments	1,603,398	459,488	40,466	1,562,932	—	—
Other invested assets	1,420,580	1,266,969	—	906,090	514,490	28,079
Separate accounts	6,174,350	5,779,605	2,839,353	3,127,820	207,177	—

Financial liabilities:
Liabilities for deposit-type contracts	$353,341	$344,604	$—	$—	$353,341	$—
Repurchase agreements, FHLB advances and collateral on derivative instruments	7,614,421	7,548,006	295,682	7,318,739	—	—
Derivative instruments	849,035	176,402	—	849,035	—	—

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

	December 31, 2019
Type of Financial Instrument	Estimated Fair Value	Carrying Value	(Level 1)	(Level 2)	(Level 3)	Not Practicable (Carrying Value)

Financial assets:
Bonds	$47,550,841	$44,434,060	$—	$42,793,468	$4,757,373	$—
Preferred stocks	287,527	261,244	—	247,892	39,635	—
Common stocks	266,377	266,377	149,344	105,246	11,787	—
Mortgage loans	4,659,340	4,538,436	—	4,659,340	—	—
Policy loans	395,058	395,058	—	395,058	—	—
Cash, cash equivalents and short-term investments	494,409	494,409	361,888	132,521	—	—
Derivative instruments	1,100,687	321,814	11,476	1,089,211	—	—
Other invested assets	1,155,654	1,011,464	—	609,603	546,051	33,552
Separate accounts	5,558,510	5,316,107	2,415,392	2,975,999	167,119	—

Financial liabilities:
Liabilities for deposit-type contracts	$560,192	$548,418	$—	$—	$560,192	$—
Repurchase agreements, FHLB advances and collateral on derivative instruments	6,507,033	6,488,170	302,669	6,204,364	—	—
Derivative instruments	422,829	87,482	—	422,829	—	—

Included in various investment related line items in the statements of admitted assets, liabilities and capital and surplus are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or for certain bonds and preferred stocks when carried at the lower of cost or fair value.

Fair value measurements

Fair value is based on an exit price, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value guidance also establishes a hierarchical disclosure framework which prioritizes and ranks the level of market price observability used in measuring financial instruments at fair value. Market price observability is affected by a number of factors, including the type of instrument and the characteristics specific to the instrument. Financial instruments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.

The Company determines the fair value of its investments, in the absence of observable market prices, using the valuation methodologies described below applied on a consistent basis. For some investments, market activity may be minimal or nonexistent and management’s determination of fair value is then based on the best information available in the circumstances and may incorporate management’s own assumptions, which involves a significant degree of judgment.

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

Investments for which market prices are not observable are generally private investments, securities valued using non-binding broker quotes, or securities with very little trading activity. Fair values of private investments are determined by reference to public market or private transactions or valuations for comparable companies or assets in the relevant asset class when such amounts are available. If these are not available, a discounted cash flow analysis using interest spreads adjusted for the maturity/average life differences may be used. Spread adjustments are intended to reflect an illiquidity premium and take into account a variety of factors including but not limited to senior unsecured versus secured, par amount outstanding, number of holders, maturity, average life, composition of lending group, debt rating, credit default spreads, default rates and credit spreads applicable to the security sector. These valuation methodologies involve a significant degree of judgment.

Financial instruments measured and reported at fair value are classified and disclosed in one of the following categories:

Level 1 – Quoted prices are available in active markets that the Company has the ability to access for identical financial instruments as of the reporting date. The types of financial instruments included in Level 1 are listed equities, mutual funds, money market funds, non-interest bearing cash, exchange traded futures and separate account assets. As required by the fair value measurements guidance, the Company does not adjust the quoted price for these financial instruments, even in situations where it holds a large position and a sale could reasonably impact the quoted price.

Level 2 – Fair values are based on quoted prices for similar assets or liabilities in active and inactive markets. Inactive markets involve few transactions for similar assets or liabilities and the prices are not current or price quotations vary substantially over time or among market makers, which would include some broker quotes. Level 2 inputs also include corroborated market data such as interest rate spreads, yield curves, volatilities, prepayment speeds, credit risks and default rates. Financial instruments that are generally included in this category include corporate bonds, asset-backed securities, CMOs, short-term investments, less liquid and restricted equity securities and over-the-counter derivatives.

Level 3 – Pricing inputs are unobservable for the financial instrument and include situations where there is little, if any, market activity for the financial instrument. These inputs may reflect the Company’s estimates of the assumptions that market participants would use in valuing the financial instruments. Financial instruments that are included in this category generally include private corporate securities and collateralized debt obligations.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, a financial instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument. From time to time there may be movements between levels as inputs become more or less observable, which may depend on several factors including the activity of the market for the specific security, the activity of the market for similar securities, the level of risk spreads and the source of the information from which the Company obtains the information.

The Company relies on third party pricing services and independent broker quotes to value bonds and equity securities. The third party pricing services use discounted cash flow models or the market approach to value the securities when the securities are not traded on an exchange. The following

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

characteristics are considered in the valuation process: benchmark yields, reported trades, issuer spreads, bids, offers, benchmark and comparable securities, estimated cash flows and prepayment speeds.

The Company performs both quantitative and qualitative analysis of the prices. The review includes initial and ongoing review of the third party pricing methodologies, back testing of recent trades, and review of pricing trends and statistics.

The following tables summarize the valuation of the Company’s financial instruments carried at fair value as presented in the statements of admitted assets, liabilities and capital and surplus, by the fair value hierarchy levels defined in the fair value measurements guidance. Methods and assumptions used to determine the fair values are described in Note 1.

	December 31, 2020
	Level 1	Level 2	Level 3	Net Asset Value	Total
Financial assets (carried at fair value):
Bonds - industrial & miscellaneous	$—	$10,609	$7,430	$—	$18,039
Common stocks - other	287,409	135,273	10,920	—	433,602
Derivative instruments - interest rate floors	—	7,670	—	—	$7,670
Derivative instruments - foreign exchange forwards	—	2	—	—	2
Derivative instruments - futures	40,466	—	—	—	40,466
Separate account assets (a)	2,765,174	—	—	—	2,765,174

Financial liabilities (carried at fair value):
Derivative instruments - foreign exchange forwards	$—	$1,754	$—	$—	$1,754

	December 31, 2019
	Level 1	Level 2	Level 3	Net Asset Value	Total
Financial assets (carried at fair value):
Bonds - industrial & miscellaneous	$—	$1,464	$—	$—	$1,464
Common stocks - other	149,344	105,246	11,787	—	266,377
Derivative instruments - interest rate floors and swaps	—	5,563	—	—	5,563
Derivative instruments - foreign exchange forwards	—	17	—	—	17
Derivative instruments - futures	11,476	—	—	—	11,476
Separate account assets (a)	2,381,598	—	—	—	2,381,598

Financial liabilities (carried at fair value):
Derivative instruments - foreign exchange forwards	$—	$159	$—	$—	$159

(a)

Fair values and changes in fair values of separate account assets generally accrue directly to policyholders and are not included in the Company’s revenues, benefits, expenses or surplus. The amounts shown in

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

the previous tables include only the assets for the variable life insurance and variable annuity separate accounts; the amounts exclude the assets for the bank owned life insurance separate accounts.

Included in bonds are those that have been impaired at the reporting date or NAIC 6 and are carried at fair value. SVO valuations are used for some bonds when available. SVO valuations are based upon publicly available prices for identical or similar assets or on valuation models or matrices using observable inputs. Bonds not valued using SVO valuations are those that have been impaired but not designated as in default by the SVO. Fair values for such securities may be determined utilizing unobservable inputs.

The changes in financial instruments measured at fair value, excluding accrued interest income, for which Level 3 inputs were used to determine fair value are as follows:

	December 31, 2020
	Beginning Balance	Transfers into Level 3	Transfers out of Level 3	Total gains and (losses) included in Net Income	Total gains and (losses) in Surplus	Purchases	Sales	Ending Balance
Financial assets (carried at fair value):
Bonds - industrial & miscellaneous	$—	$7,430	$—	$—	$—	$—	$—	$7,430
Common stocks - other	11,787	—	—	—	(953)	163	(77)	10,920

Total assets	$11,787	$7,430	$—	$—	$(953)	$163	$(77)	$18,350

	December 31, 2019
	Beginning Balance	Transfers into Level 3	Transfers out of Level 3	Total gains and (losses) included in Net Income	Total gains and (losses) in Surplus	Purchases	Sales	Ending Balance
Financial assets (carried at fair value):
Common stocks - other	$7,906	$—	$—	$—	$(899)	$4,780	$—	$11,787

Total assets	$7,906	$—	$—	$—	$(899)	$4,780	$—	$11,787

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

3.	INVESTMENTS AND INVESTMENT INCOME

Bond and stock investments

The admitted value, gross unrealized gains, gross unrealized losses and estimated fair value of investments in bonds and preferred stocks are as follows:

	December 31, 2020
	Admitted Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Bonds
U.S. governments	$2,857,238	$438,404	$1,243	$3,294,399
All other governments	356,028	23,382	1,130	378,280
U.S. special revenue & special assessment obligations, non-guaranteed	12,770,970	2,101,652	1,498	14,871,124
Industrial and miscellaneous	30,616,769	2,923,759	185,289	33,355,239
Bank loans	1,232,890	21,697	8,818	1,245,769
Parent, subsidiaries and affiliates	618,392	12,368	11,910	618,850

Total bonds	$48,452,287	$5,521,262	$209,888	$53,763,661

Preferred stocks	$771,536	$60,144	$6	$831,674

	December 31, 2019
	Admitted Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Bonds
U.S. governments	$3,897,795	$320,357	$3,042	$4,215,110
All other governments	118,217	12,119	—	130,336
U.S. special revenue & special assessment obligations, non-guaranteed	12,666,754	1,330,300	10,235	13,986,819
Industrial and miscellaneous	26,641,842	1,557,875	92,710	28,107,007
Bank loans	437,285	2,822	2,115	437,992
Parent, subsidiaries and affiliates	672,167	11,516	10,106	673,577

Total bonds	$44,434,060	$3,234,989	$118,208	$47,550,841

Preferred stocks	$261,244	$27,925	$1,642	$287,527

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

The cost and admitted value of common stocks - subsidiaries and common stocks - other are as follows:

	December 31, 2020
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Admitted Value
Subsidiaries	$71,422	$208,106	$—	$279,528
Other	409,489	28,443	4,330	433,602

Total	$480,911	$236,549	$4,330	$713,130

	December 31, 2019
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Admitted Value
Subsidiaries	$57,422	$290,737	$—	$348,159
Other	267,099	2,007	2,729	266,377

Total	$324,521	$292,744	$2,729	$614,536

The admitted value and estimated fair value of investments in bonds, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties:

	2020
	Admitted Value	Estimated Fair Value
Due in one year or less	$727,317	$733,984
Due after one year through five years	4,804,693	5,251,829
Due after five years through ten years	6,321,205	7,204,541
Due after ten years	18,302,170	20,914,961
Securities not due at a single maturity date (primarily mortgage-backed securities)	18,296,902	19,658,346

Total bonds	$48,452,287	$53,763,661

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

Gross unrealized losses

The Company’s gross unrealized losses and estimated fair value on its bonds and preferred stocks, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are as follows:

	December 31, 2020
	Less than 12 Months		12 Months or More		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Bonds
U.S. governments	$296,626	$1,243	$—	$—	$296,626	$1,243
All other governments	127,302	1,130	—	—	127,302	1,130
U.S. special revenue & special assessment obligations, non-guaranteed	93,664	1,252	18,798	246	112,462	1,498
Industrial and miscellaneous	2,595,001	111,608	3,083,063	73,683	5,678,064	185,291
Bank loans	87,699	7,555	68,708	1,263	156,407	8,818
Parent, subsidiaries and affiliates	29,364	2,537	93,411	9,373	122,775	11,910

Total bonds	3,229,656	125,325	3,263,980	84,565	6,493,636	209,890

Preferred stocks	22	6	—	—	22	6

Total bonds and preferred stocks	$3,229,678	$125,331	$3,263,980	$84,565	$6,493,658	$209,896

	December 31, 2019
	Less than 12 Months		12 Months or More		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Bonds
U.S. government	$138,671	$2,834	$53,802	$208	$192,473	$3,042
U.S. special revenue & special assessment obligations, non-guaranteed	638,598	7,917	181,248	2,318	819,846	10,235
Industrial and miscellaneous	1,606,354	11,765	3,444,911	80,945	5,051,265	92,710
Bank loans	61,938	316	61,723	1,799	123,661	2,115
Parent, subsidiaries and affiliates	28,623	1,377	146,720	8,729	175,343	10,106

Total bonds	2,474,184	24,209	3,888,404	93,999	6,362,588	118,208

Preferred stocks	—	—	17,521	1,642	17,521	1,642

Total bonds and preferred stocks	$2,474,184	$24,209	$3,905,925	$95,641	$6,380,109	$119,850

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

At December 31, 2020, the Company held 12,531 positions in bonds and preferred stocks. The table above includes 696 securities of 523 issuers as of December 31, 2020. As of December 31, 2020, 93% of the unrealized losses on bonds were securities rated investment grade. Investment grade securities are defined as those securities rated 1 or 2 by the SVO. Preferred stocks in the above table consist primarily of non-redeemable preferred stocks. At December 31, 2020, bonds and preferred stocks in an unrealized loss position had fair value equal to 97% of amortized cost.

The following summarizes the unrealized losses by investment category as of December 31, 2020.

U.S. government

The unrealized losses on U.S. government securities represent 1% of total unrealized losses at December 31, 2020. The total unrealized losses in this category have decreased at December 31, 2020 compared to December 31, 2019. The unrealized losses are applicable to securities with yields lower than the market yield available on similar securities at December 31, 2020. The previous table indicates 100% of the unrealized losses have been in an unrealized loss position for twelve months or less. The Company does not intend to sell and has the intent and ability to retain the investment until recovery of each security’s amortized cost; therefore, the securities in these categories are not considered to be other-than-temporarily impaired at December 31, 2020.

All other governments

The unrealized losses on all other governments represent 1% of total unrealized losses at December 31, 2020. The Company did not own any other government securities prior to 2020. The unrealized losses are applicable to securities with yields lower than the market yield available on similar securities at December 31, 2020. The previous table indicates 100% of the unrealized losses have been in an unrealized loss position for twelve months or less. The Company does not intend to sell and has the intent and ability to retain the investment until recovery of each security’s amortized cost; therefore, the securities in these categories are not considered to be other-than-temporarily impaired at December 31, 2020.

U.S. special revenue and special assessment obligations, non-guaranteed

The unrealized losses on U.S. special revenue and special assessment obligations, non-guaranteed, represent 1% of total unrealized losses at December 31, 2020. The total unrealized losses in this category have decreased at December 31, 2020 compared to December 31, 2019. The unrealized losses are applicable to securities with yields higher than the market yield available on similar securities at December 31, 2020. The table indicates 84% of the unrealized losses have been in an unrealized loss position for twelve months or less. Yields decreased during 2020 causing increases in the fair values of investments of this category compared to 2019. The Company does not intend to sell and has the intent and ability to retain the investment until recovery of each security’s amortized cost; therefore, the securities in these categories are not considered to be other-than-temporarily impaired at December 31, 2020.

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

Industrial and miscellaneous

The unrealized losses on industrial and miscellaneous, represent 88% of unrealized losses at December 31, 2020 and are primarily in corporate bonds, private asset backed securities and collateralized debt obligations backed by various assets. The unrealized losses in this category have increased at December 31, 2020 compared to December 31, 2019. The table indicates 60% of the unrealized losses have been in an unrealized loss position for twelve months or less. The increase in unrealized losses is largely attributable to high yield credit spreads widening during 2020. The Company reviews its security positions with unrealized losses on an on-going basis and recognizes OTTI if evidence indicates a loss will be incurred. In all other cases, if the Company does not intend to sell these securities prior to recovery and has the intent and ability to retain the investment until recovery of each security’s amortized cost, the security is not considered to be other-than-temporarily impaired.

Bank loans

The unrealized losses on bank loans, represent 4% of unrealized losses at December 31, 2020. The unrealized losses in this category have increased at December 31, 2020 compared to December 31, 2019. The increase in unrealized losses is largely attributable to high yield credit spreads widening during 2020. The table indicates 86% of the unrealized losses have been in an unrealized loss position for less than twelve months. The Company does not intend to sell and has the intent and ability to retain the investment until recovery of each security’s amortized cost; therefore, the securities in these categories are not considered to be other-than-temporarily impaired at December 31, 2020.

Parent, subsidiaries and affiliates

The unrealized losses on parent, subsidiaries and affiliates, represent 5% of unrealized losses at December 31, 2020. The unrealized losses in this category have increased at December 31, 2020 compared to December 31, 2019. The table indicates 21% of the unrealized losses have been in an unrealized loss position for less than twelve months. The Company does not intend to sell and has the intent and ability to retain the investment until recovery of each security’s amortized cost; therefore, the securities in these categories are not considered to be other-than-temporarily impaired at December 31, 2020.

Preferred stocks

This category, which represents less than 1% of unrealized losses at December 31, 2020, consists of perpetual and redeemable preferred stocks in the industrial and miscellaneous sector, primarily financial institutions. The unrealized losses in this category have decreased at December 31, 2020 compared to December 31, 2019. The table indicates 100% of the unrealized losses have been in an unrealized loss position for less than twelve months. The Company reviews its security positions with unrealized losses on an on-going basis and recognizes OTTI if evidence indicates a loss will be incurred. In all other cases, if the Company does not intend to sell these stocks prior to recovery and has the intent and ability to retain the investment until recovery of each stocks amortized cost, the security is not considered to be other-than- temporarily impaired.

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

Other-than-temporary impairments

As a result of the Company’s review of OTTI of investment securities, OTTI recognized on loan-backed and structured securities is summarized in the following table:

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Recognized Other- Than- Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value at time of OTTI	Date of Financial Statement Where Reported
89989FAB0	$1,495	$660	$835	$835	6/30/2020
BGH3K2V74	9,048	3,648	5,400	5,400	9/30/2020
BGH4HBXH2	3,301	809	2,492	2,492	9/30/2020
00037UAC4	7,056	4,190	2,866	2,866	9/30/2020
89473MAD4	17,484	3,099	14,385	14,385	9/30/2020
001406AA5	22,332	6,233	16,099	17,630	12/31/2020
04301YAA1	36,631	21,561	15,070	16,675	12/31/2020
82323MAA7	37,028	19,316	17,712	19,359	12/31/2020
87404LAA0	59,421	6,233	53,187	57,168	12/31/2020
89989FAA2	50,166	9,697	40,470	40,979	12/31/2020
05580HAE9	1,328	646	682	682	12/31/2020
67105VAQ7	1,004	995	9	50	12/31/2020

		$77,086

Net investment income and net realized capital gains (losses)

The major categories of net investment income reflected in the statements of operations are summarized as follows:

	2020	2019	2018
Bonds	$2,058,710	$2,080,762	$2,090,330
Preferred stocks	25,166	13,650	16,168
Common stocks - other	11,850	7,813	6,126
Mortgage loans	204,361	215,349	208,887
Real estate	2,607	1,992	2,737
Policy loans	22,860	22,797	23,371
Cash, cash equivalents and short-term investments	5,046	15,115	11,415
Derivative instruments	100,840	170,565	46,616
Other invested assets	127,347	118,396	120,039
Other investment income	1,152	2,105	4,913

Total gross investment income	2,559,939	2,648,544	2,530,602
Less: Investment expenses	239,727	294,837	277,722

Net investment income	$2,320,212	$2,353,707	$2,252,880

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

Investment expenses consist primarily of investment advisory fees, interest expense on repurchase agreements, interest expense on FHLB advances, interest on surplus notes, interest related to derivative collateral liabilities and other expenses related to the administration of investments.

The Company recognized $16,408, $30,680, and $20,788 of net investment income for the years ended December 31, 2020, 2019, and 2018, respectively related to prepayment penalties or acceleration fees on bonds in the general account that were called. The total number of called bonds in the general account were 58, 42, and 51 for the years ended December 31, 2020, 2019, and 2018, respectively.

The Company recognized $523, $806, and $815 of net investment income for the years ended December 31, 2020, 2019, and 2018, respectively related to prepayment penalties or acceleration fees on bonds in the separate account that were called. The total number of called bonds in the separate account were 7, 10, and 16 for the years ended December 31, 2020, 2019, and 2018, respectively.

The major categories of net realized capital gains (losses) reflected in the statements of operations are summarized as follows:

	2020	2019	2018
Bonds	$(59,149)	$(41)	$(255,994)
Preferred stocks	13,775	875	2,009
Common stocks - subsidiaries	—	—	(70,826)
Common stocks - other	(40)	(95)	1,741
Mortgage loans	(57,455)	—	—
Real Estate	63	(5,922)	(7,004)
Short-term investments	3	—	—
Derivative instruments	(1,382)	(812)	(43,511)
Other invested assets	(46,265)	(6,573)	401

Realized capital losses	(150,450)	(12,568)	(373,184)
Income tax effects	(7,780)	(7,214)	56,963
Amounts transferred to IMR (net of federal income taxes of $9,193, $4,122 and $(62,002))	(34,584)	(15,507)	233,244

Net realized capital losses	$(192,814)	$(35,289)	$(82,977)

Proceeds from the sale of investments in bonds and the gross gains and losses realized on these sales (excluding OTTI losses, maturities, calls, exchanges and prepayments) were as follows:

	2020	2019	2018
Proceeds from sales	$4,076,564	$1,377,110	$7,829,963
Gross realized gains	76,899	20,678	38,002
Gross realized losses	(95,042)	(18,358)	(332,565)

The gross realized gains (losses) on the bonds represent the difference between the proceeds from the sale of the bonds and the basis of the bonds, which is primarily amortized cost.

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

Mortgage loans

The following table summarizes the Company’s mortgage loans by property type:

	2020		2019
	Carrying Value	% of Total	Carrying Value	% of Total
Office	$1,733,208	40%	$1,899,670	43%
Retail	941,150	21%	921,727	20%
Hotel	610,441	14%	607,454	13%
Multi-family	523,106	12%	567,151	12%
Other	272,365	6%	167,845	4%
Industrial	259,261	6%	290,673	6%
Medical	59,936	1%	75,112	2%
Residential	10,000	0%	10,000	0%

Total	$4,409,467	100%	$4,539,632	100%

Mortgage loans by United States geographic locations are as follows:

	2020		2019
	Carrying Value	% of Total	Carrying Value	% of Total
Pacific	$1,318,536	31%	$1,182,441	26%
South Atlantic	1,298,280	29%	1,355,706	30%
Middle Atlantic	705,709	16%	823,340	18%
Mountain	309,142	7%	338,985	7%
East North Central	271,257	6%	342,792	8%
New England	225,913	5%	229,114	5%
West South Central	151,767	3%	181,445	4%
West North Central	70,802	2%	71,536	2%
East South Central	58,061	1%	14,273	0%

	$4,409,467	100%	$4,539,632	100%

The Company’s mortgage loans by origination year are as follows:

	Carrying Value	% of Total
2020	$197,854	4%
2019	599,514	14%
2018	707,818	16%
2017	284,906	6%
2016 and prior	2,619,375	60%

	$4,409,467	100%

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

The Company has no outstanding commitments on mortgage loans at December 31, 2020.

Any loan delinquent on contractual payments over 90 days past due is considered non-performing. At December 31, 2020 and 2019, there were no non-performing commercial mortgage loans that were over 90 days past due on contractual payments.

Mortgage loan equivalent ratings are based on the expected loss of the security rather than the probability of defaults. Ratings are assessed by looking at the financial condition of the borrower to make required payments, including the value of the underlying collateral, the market in which the collateral is operating and the level of associated debt.

Information regarding the Company’s credit quality indicators for its recorded investment in mortgage loans, gross of valuation allowances is as follows:

	December 31, 2020		December 31, 2019
	Carrying Value	% of Total	Carrying Value	% of Total
Internal credit risk grade:
High quality	$2,849,152	65%	3,550,369	78%
Medium quality	526,561	12%	526,125	12%
Low quality	1,023,754	23%	453,138	10%
Residential - unrated	10,000	0%	10,000	0%

Total mortgage loans	$4,409,467	100%	$4,539,632	100%

The Company acquired 14 new commercial mortgage loans in 2020 with interest rates ranging from 2.65 to 4.85%.

Information regarding the Company’s loan to value ratio for its recorded investment in mortgage loans, gross of valuation allowances is as follows:

	December 31, 2020		December 31, 2019
	Carrying Value	% of Total	Carrying Value	% of Total
Less than 50%	$358,963	8%	$250,318	6%
50% to 60%	2,025,036	46%	2,081,040	46%
61% to 70%	1,847,531	42%	2,055,030	45%
71% to 80%	177,937	4%	153,244	3%
81% to 90%	—	0%	—	0%
91% to 100%	—	0%	—	0%

Total mortgage loans	$4,409,467	100%	$4,539,632	100%

The loan-to-value ratio is determined using the most recent appraised value. Appraisals are updated periodically when there is an indication of a possible significant collateral decline or there are loan modifications or refinance requests. A loan-to-value ratio in excess of 100% indicates the unpaid loan amount exceeds the underlying collateral.

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

The Company reviews its mortgage loans for impairment on an on-going basis. It considers such factors as delinquency of payments, decreases in the value of underlying properties, the financial condition of the mortgagor and the impact of general economic conditions in the geographic areas of the properties collateralizing the mortgages. Once the determination is made that a mortgage loan is impaired, the primary consideration used to determine the amount of the impairment is the fair market value of the underlying property. The Company assumes it would receive the proceeds from the sale of the underlying property less sale expenses. The Company maintains a general allowance for mortgage loan losses. The allowance is determined through an analysis of specific loans that are believed to have a higher risk of credit impairment. The Company held an allowance of $6,193 and $1,196 at December 31, 2020 and 2019, respectively.

Three mortgage loans were impaired during the year ended December 31, 2020, via direct write down of the carrying amount of the loans in the amount of $47,012. The impairment was recognized in Net realized capital losses in the statements of operations. The recorded investment and unpaid principal balance of the impaired mortgage loans are $59,719 and $106,731, respectively, as of December 31, 2020. The average recorded investment in impaired loans was $83,749 and $0 for the years ended December 31, 2020 and 2019, respectively. No mortgage loans were impaired during the year ended December 31, 2019.

The Company did not restructure or take ownership of real estate in satisfaction of any mortgage loans during 2020 and 2019. Real estate acquired through foreclosure is a component of real estate in the statement of admitted assets, liabilities, and capital and surplus.

Credit risk concentration

The Company generally strives to maintain a diversified invested assets portfolio. Other than investments in U.S. governments and U.S. special revenue bonds, the Company had no investments that exceeded 10% of the Company’s capital and surplus at December 31, 2020.

Restricted assets

The following assets are subject to applicable restrictions under each of the following areas:

	December 31, 2020
Restricted Asset Category	Total Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Subject to repurchase agreements	$3,983,845	6%	6%
FHLB capital stock	132,912	0%	0%
On deposit with states	3,207	0%	0%
Pledged as collateral to FHLB	3,072,795	5%	5%
Pledged as collateral not captured in other categories	60,500	0%	0%

Total restricted assets	$7,253,259	11%	11%

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

	December 31, 2019
Restricted Asset Category	Total Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Subject to repurchase agreements	$3,969,921	7%	7%
FHLB capital stock	100,912	0%	0%
On deposit with states	3,212	0%	0%
Pledged as collateral to FHLB	2,272,795	4%	4%
Pledged as collateral not captured in other categories	60,893	0%	0%

Total restricted assets	$6,407,733	11%	11%

Other

FHLB

The Company is a member of FHLB of Des Moines. In order to maintain its membership and borrow funds, the Company is required to purchase FHLB equity securities. As of December 31, 2020 and 2019, the Company owns common stock totaling $132,912 and $100,912, respectively, which is carried at cost. Resale of these securities is restricted only to FHLB. As a member of FHLB, the Company can borrow money provided that FHLB’s collateral and stock ownership requirements are met. The maximum amount a member can borrow is equal to thirty percent of the Company’s asset balance as of the prior quarter end subject to availability of acceptable collateral. The interest rate and repayment terms differ depending on the type of advance and the term selected. At December 31, 2020 and 2019, the Company had outstanding advances of $3,072,795 and $2,272,795, respectively, from FHLB (see Note 7).

Deposits with regulatory authorities

At December 31, 2020 and 2019, securities (primarily bonds) with admitted carrying values of $3,207 and $3,212 respectively, were on deposit with regulatory authorities as required by law.

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

4.	DERIVATIVES AND DERIVATIVE INSTRUMENTS

The following table presents the notional amounts, amortized cost, estimated fair value and carrying value of derivatives:

	December 31, 2020
	Notional Amount	Amortized Cost	Estimated Fair Value	Carrying Value
Assets:
Derivative instruments:
Call options	$18,411,245	$411,350	$1,555,260	$411,350
Futures	899,525	—	40,466	40,466
Interest rate floors	113,000	716	7,670	7,670
Foreign exchange forwards	482	—	2	2

		$412,066	$1,603,398	$459,488

Liabilities:
Derivative instruments:
Foreign exchange forwards	$49,346	$—	$1,754	$1,754
Written options	6,119,887	174,648	847,281	174,648

		$174,648	$849,035	$176,402

	December 31, 2019
	Notional Amount	Amortized Cost	Estimated Fair Value	Carrying Value
Assets:
Derivative instruments:
Call options	$17,286,953	$304,759	$1,083,632	$304,759
Futures	1,138,155	—	11,476	11,476
Interest rate floors	113,000	981	5,200	5,200
Foreign exchange forwards	4,772	—	17	17
Interest rate swaps	80,900	—	362	362

		$305,740	$1,100,687	$321,814

Liabilities:
Derivative instruments:
Foreign exchange forwards	$30,300	$—	$159	$159
Written options	5,836,983	87,323	422,670	87,323

		$87,323	$422,829	$87,482

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

The following table presents the impact of derivatives on net investment income and change in unrealized capital gains (losses):

	2020	2019	2018
Gain (loss) recognized in net investment income
Options	$65,988	$7,106	$81,266
Futures	32,028	163,155	(35,550)
Interest rate swaps	726	(83)	195
Interest rate floors	2,098	387	705

	$100,840	$170,565	$46,616

Gain (loss) recognized in net unrealized gains (losses):
Interest rate swaps	$(362)	$769	$(956)
Interest rate floors	2,735	2,185	(2,278)
Interest rate caps	—	—	47,092
Foreign exchange derivatives	(1,610)	209	380

	$763	$3,163	$44,238

The Company accounts for its financial options, futures, interest rate swaps, and other derivatives in accordance with SSAP 86, Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions, except for those options accounted for in accordance with IAC 191-97, as discussed in Note 1. Following is a discussion of the various derivatives used by the Company.

Options and futures

The Company has indexed annuity and indexed universal life products that provide for a guaranteed base return and a higher potential return tied to several major equity market indices. In order to fund these benefits the Company purchases index options that compensate the Company for any appreciation over the strike price and offsets the corresponding increase in the policyholder obligation. The Company also enters futures contracts to compensate it for increases in the same indices. The Company classifies these options and futures as derivative instruments.

In accordance with IAC 191-97, the Company carries financial options at amortized cost and amortizes the cost of the index options against investment income over the term of the option. When the options mature, any value received by the Company is reflected as investment income.

The futures contracts have no initial cost and are marked to market daily. That daily mark-to-market is settled through the Company’s variation margin accounts maintained with the counterparty. The Company reports the change in the futures variation margin accounts as investment income.

The hedged annuity liabilities are reported in the statutory statements of admitted assets, liabilities and capital and surplus as a component of liabilities for future policy benefits in accordance with IAC 191-97 and credited indexed returns are reflected in the reserve as realized based on actual index performance.

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

The hedged life liabilities are reported in the statutory statements of admitted assets, liabilities and capital and surplus as a component of liabilities for future policy benefits equal to the implied fair value appreciation of the index options until the policy anniversary date. At the anniversary date, the annuity and life policyholder account values are revalued with amounts credited to the policyholders recognized as a component of increase in aggregate reserves.

The adoption of IAC 191-97 has resulted in a timing variance between the emergence of income on futures and the emergence of the reserve increase associated with the hedged liabilities. The futures earnings are realized daily as they are earned, but the impact to the reserve of market appreciation does not occur until the policy anniversary. To mitigate this variance, to the extent the variance accelerates earnings, the Company has set up a voluntary statutory reserve. The amount of this reserve was $126,888 and $102,234 at December 31, 2020 and 2019, respectively, and is reported as a component of liabilities for future policy benefits in the statements of admitted assets, liabilities and capital and surplus. The voluntary reserve is not reported at a value below zero. Futures losses are recognized as incurred as a reduction in investment income.

Other derivative instruments

The Company has entered into interest rate floor and interest rate swap agreements to help manage its overall exposure to interest rate changes and credit events. These other derivative instruments do not hedge specific assets or liabilities and as such are not accounted for under hedge accounting. In accordance with SSAP 86, these swaps and floors are reported at fair value in the statements of admitted assets, liabilities and capital and surplus and changes in the fair value are reported as a change in unassigned surplus. The Company recognized income (expense) on interest rate swaps through investment income. This income is received or paid on reset/settlement date and is accrued until the next reset date.

The Company has entered into foreign currency forwards to protect itself against currency fluctuations on foreign financial instruments. These forwards are reported at fair value in the statements of admitted assets, liabilities, and capital and surplus and changes in fair value are reported as a component of change in unassigned surplus.

The following relates to interest rate swaps and interest rate floors. The interest rates are measured against 3-month LIBOR:

	2020	2019
Interest rate swaps:
Fixed rates	—	2.14% to 2.62%
Variable rates	—	1.91% to 1.95%
Interest rate floors, strike rates	3.00%	3.00%

Collateral on derivatives

As a result of market value changes, certain financial institutions involved in the interest rate swap agreements and financial options deposit cash with the Company to collateralize these obligations. The

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

cash collateral and the amount that the Company was permitted to repledge were $295,681 and $302,379 at December 31, 2020 and 2019, respectively. The obligation to repay the collateral is reflected in repurchase agreements, FHLB advances and collateral on derivatives in the statements of admitted assets, liabilities and capital and surplus.

The Company generally limits its selection of counterparties that are obligated under its non-exchange traded derivative contracts to those with investment grade ratings. As of December 31, 2020, no counterparty had more than 3% exposure to the fair value of the Company’s derivative contracts. Entering into such agreements from financial institutions with long-standing performance records minimizes the credit risk. The amounts of such exposure are essentially the net replacement cost or fair value for such agreements with each counterparty, as well as any interest due the Company from the last interest payment period less any collateral posted by the financial institution.

5.	OFFSETTING OF ASSETS AND LIABILITIES

Certain of the Company’s derivative instruments are subject to enforceable master netting arrangements that provide for the net settlement of all derivative contracts between the Company and counterparty in the event of default or upon the occurrence of certain termination events. Collateral support agreements are also in place requiring the Company or the counterparty to pledge collateral in the event minimum thresholds have been reached, typically related to the fair value of the outstanding derivatives. Additionally, certain of the Company’s repurchase agreements provide for net settlement on termination of the agreement.

The Company reports derivative instruments and repurchase agreements on a gross basis within the statements of admitted assets, liabilities, and capital and surplus.

The tables below present the Company’s gross and net derivative instruments and gross and net repurchase agreements by asset and liabilities:

	December 31, 2020
	Gross Amounts Presented in the Balance Sheet	Collateral- Financial Instruments and/or Cash	Net Amount
Offsetting of financial assets:
Derivatives	$459,488	$295,681	$163,807

Total financial assets	$459,488	$295,681	$163,807

Offsetting of financial liabilities:
Derivatives	$176,402	$—	$176,402
Repurchase agreements	4,179,530	4,179,530	—

Total financial liabilities	$4,355,932	$4,179,530	$176,402

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

	December 31, 2019
	Gross Amounts Presented in the Balance Sheet	Collateral- Financial Instruments and/or Cash	Net Amount
Offsetting of financial assets:
Derivatives	$321,814	$302,379	$19,435

Total financial assets	$321,814	$302,379	$19,435

Offsetting of financial liabilities:
Derivatives	$87,482	$—	$87,482
Repurchase agreements	3,912,706	3,912,706	—

Total financial liabilities	$4,000,188	$3,912,706	$87,482

6.	REAL ESTATE AND EQUIPMENT

The Company purchases and capitalizes various classes of assets in the regular course of its insurance operations. These assets are amortized using the straight-line and accelerated declining balance methodologies over a specified period of years that varies with the class of asset that ranges from 3 years to 39 years. The depreciation expense recorded in 2020, 2019 and 2018 was $26,478, $27,200 and $28,789, respectively. Following is a summary of the capitalized assets (including the Company’s office buildings and real estate acquired in satisfaction of mortgage loans) and the related accumulated depreciation for the major classes of assets:

	Range of Useful Lives	2020	2019
Land	N/A	$10,936	$10,936
Land improvements	15 years	1,057	835
Buildings and improvements	39 years	95,694	32,967
Leasehold improvements	Remaining Life of Lease	3,466	3,454
Furniture and fixtures	7 years	9,054	8,710
Computer equipment and software	3 years	228,492	218,360
Other	5 years	38	38

		348,737	275,300
Accumulated depreciation		(209,810)	(184,400)
Nonadmitted		(33,079)	(47,382)

Net admitted value		$105,848	$43,518

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

The net admitted value of these assets is reflected in the following lines in the Company’s statements of admitted assets, liabilities and capital and surplus:

	2020	2019
Real Estate	$100,995	$38,774
Other admitted assets	4,853	4,744

At December 31, 2020 and 2019, real estate consists of $100,995 and $38,774, respectively, for the Company’s offices.

The Company recorded impairment losses net of reinsurance of $6,000 in 2019 related to a commercial property foreclosed on in 2016. The property was sold during 2019 for a gain of $78. An additional gain of $63 was recorded for this property due to a residual amount received in 2020.

7.	FHLB ADVANCES

The Company is a member of FHLB of Des Moines. In accordance with the FHLB membership agreement, the Company can be required to purchase FHLB common stock in order to borrow funds. These borrowings are reported as FHLB advances in the statements of admitted assets, liabilities and capital and surplus. The Company purchased $32,000 and $0 of additional common stock in 2020 and 2019, respectively. The Company did not sell any common stock in 2020 or 2019. In addition, the Company has posted mortgage loans and agency MBS/CMO fixed income securities with fair values in excess of the amount of the borrowings as collateral.

The amount of FHLB stock held is as follows:

	2020	2019
Membership stock - class A	$10,000	$10,000
Activity stock	122,912	90,912

Total	$132,912	$100,912

The Class A Membership Stock is not eligible for redemption.

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

At December 31, 2020 and 2019, the Company had outstanding advances of $3,072,795 and $2,272,795, respectively. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB of Des Moines for use in general operations would be accounted for consistent with SSAP No. 15 as borrowed money. The purpose of the advances is to complement the Company’s repurchase agreement program. The advances are reported as a component of repurchase agreements, FHLB advances and collateral on derivatives in the statements of admitted assets, liabilities and capital and surplus. The borrowings outstanding at December 31, 2020 is as follows:

Maturity Date	Advance	Rate
1/11/2021	$75,000	2.38%
3/31/2021	57,000	2.03%
11/22/2021	150,000	2.03%
11/23/2021	149,000	2.16%
11/23/2021	8,800	3.14%
12/20/2021	195,000	2.42%
12/20/2021	65,000	2.02%
2/11/2022	88,960	2.84%
3/16/2022	400,000	1.05%
3/18/2022	200,000	2.70%
5/2/2022	90,000	2.63%
6/27/2022	155,455	2.55%
9/9/2022	203,125	3.03%
1/10/2023	75,000	2.03%
1/13/2023	70,000	1.76%
2/3/2023	50,000	1.75%
2/14/2023	130,000	1.75%
3/16/2023	400,000	1.18%
5/18/2023	70,000	1.35%
6/26/2023	155,455	0.93%
10/5/2023	70,000	1.50%
10/30/2023	150,000	1.48%
12/18/2023	65,000	1.98%

	$3,072,795

Additionally, the Company has entered into borrowings commencing January and March of 2021 with maturity dates of January and April of 2024 and interest rates ranging from 0.57% to 1.93% to lock in future interest rates on our FHLB borrowings. Interest expense incurred during 2020, 2019 and 2018 was $57,271, $48,817 and $40,075, respectively, and is reported as a component of net investment income in the statement of operations. The Company has determined the actual maximum borrowing capacity as $3,880,047. The Company calculated this amount in accordance with limitations in the FHLB capital plan (e.g., current FHLB capital stock, limitations in the FHLB capital plan, current and potential acquisitions of FHLB capital stock, etc.).

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

The amount of collateral pledged to the FHLB is as follows:

Amount pledged as of reporting date	Fair Value	Carrying Value	Aggregate total borrowing
2020	4,932,421	4,349,009	3,072,795
2019	4,004,442	3,825,232	2,272,795

Maximum amount pledged during reporting period	Fair Value	Carrying Value	Amount borrowed at time of maximum collateral
2020	5,034,115	4,624,514	3,072,795
2019	4,146,848	3,959,207	2,272,795

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

8.	REPURCHASE AGREEMENTS

The following tables summarizes the repurchase agreements accounted for as a secured borrowing for the Company:

Type of Repo Trades Used

2020
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Bilateral (YES/NO)	YES	YES	YES	YES
Tri-party (YES/NO)	NO	NO	NO	YES

Original (flow) & residual maturity

	2020
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Maximum amount
Open - no maturity	$19,323	$16,978	$20,530	$17,701
Overnight	40,066	75,509	175,000	246,392
2 days to 1 week	65,637	163,507	175,000	246,392
>1 week to 1 month	179,005	228,964	175,000	246,392
>1 month to 3 months	40,093	271,000	271,000	364,000
>3 months to 1 year	881,392	1,002,025	1,105,525	859,133
>1 year	3,352,138	3,138,138	2,914,005	3,320,397

Ending balance
Open - no maturity	$16,956	$14,046	$17,701	$—
Overnight	—	—	—	—
2 days to 1 week	—	—	—	—
>1 week to 1 month	179,005	—	25,051	60,000
>1 month to 3 months	—	271,000	246,938	304,000
>3 months to 1 year	881,392	1,002,025	859,133	495,133
>1 year	3,138,138	2,746,505	2,914,005	3,320,397

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

Securities sold under repo- secured borrowing

2020
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Maximum amount
Book adjusted carrying value (“BACV”)	XXX	XXX	XXX	$ 4,042,952
Nonadmitted - subset of BACV	XXX	XXX	XXX	XXX
Fair value	$ 4,710,117	$ 4,682,917	$ 4,711,770	$ 4,666,137

Ending Balance
BACV	XXX	XXX	XXX	$ 3,983,845
Nonadmitted - subset of BACV	XXX	XXX	XXX	XXX
Fair value	$ 4,710,117	$ 4,554,482	$ 4,531,764	$ 4,595,530

Securities sold under repo- secured borrowing by NAIC designation

	As of December 31, 2020
	NONE	NAIC 1	NAIC 2	NAIC 3
Bonds – BACV	$—	$1,897,177	$181,390	$—
Bonds – FV	—	2,172,569	215,764	—
LB & SS – BACV	—	1,905,278	—	—
LB & SS – FV	—	2,207,198	—	—

Total assets – BACV	$—	$3,802,455	$181,390	$—
Total assets – FV	$—	$4,379,767	$215,764	$—

As of December 31, 2020
	NAIC 4	NAIC 5	NAIC 6	Non- Admitted
Bonds – BACV	$—	$—	$—	$—
Bonds – FV	—	—	—	—
LB & SS – BACV	—	—	—	—
LB & SS – FV	—	—	—	—

Total assets – BACV	$—	$—	$—	$—
Total assets – FV	$—	$—	$—	$—

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

Collateral received- secured borrowing

	2020
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Maximum Amount
Cash	$4,577,653	$4,896,121	$4,836,059	$5,300,407
Securities (FV)	—	—	—	—

Ending Balance
Cash	$4,215,490	$4,033,576	$4,062,281	$4,179,530
Securities (FV)	—	—	—	—

Cash and non-cash collateral received- secured borrowing by NAIC designation

	As of December 31, 2020
	NONE	NAIC 1	NAIC 2	NAIC 3
Ending balance
Cash	$4,179,530	$—	$—	$—

Total collateral assets – FV	$4,179,530	$—	$—	$—

	As of December 31, 2020
	NAIC 4	NAIC 5	NAIC 6	Does Not Qualify As Admitted
Ending balance
Cash	$—	$—	$—	$—

Total collateral assets – FV	$—	$—	$—	$—

Allocation of aggregate collateral by remaining contractual maturity

As of December 31, 2020
Fair Value
30 days or less	$60,000
31 to 90 days	304,000
> 90 days	3,815,530

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

Allocation of aggregate collateral reinvested by remaining contractual maturity

	As of December 31, 2020
	Amortized Cost	Fair Value
30 days or less	$33,750	$33,818
121 to 180 days	1,243	1,246
181 to 365 days	51,749	51,420
1 to 2 years	12,375	11,916
2 to 3 years	53,792	54,951
> 3 years	3,982,248	4,026,187

Liability to return collateral- secured borrowing

	2020
	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
Maximum amount
Cash (collateral - all)	$4,577,653	$4,896,121	$4,836,059	$5,300,407
Securities collateral (FV)	—	—	—	—

Ending balance
Cash (collateral - all)	$4,215,490	$4,033,576	$4,062,281	$4,179,530
Securities collateral (FV)	—	—	—	—

In addition to the securities summarized in the maturity distribution above, the Company holds short-term investments representing the balance of the repurchase agreement liabilities. The Master Repurchase Agreements with the various counterparties do not require the Company to invest the proceeds in securities with maturities matching the maturities of the repurchase agreement liabilities. As previously stated, a majority of the Company’s repurchase agreements are for terms of greater than one year. The Company has sufficient cash flows from operations and investment maturities, pay downs and calls to meet the repurchase obligations under the outstanding agreements. In addition, the Company has the ability to sell securities to meet future repayment obligations under the agreements.

9.	REINSURANCE

The Company is primarily involved in the cession and, to a lesser degree, assumption of life and annuity reinsurance with other companies. Reinsurance premiums and claims ceded and assumed for the years ended December 31 are as follows:

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

	2020		2019		2018
	Ceded	Assumed	Ceded	Assumed	Ceded	Assumed
Premiums written	$1,120,417	$13,064	$744,001	$43,933	$600,377	$104,815
Claims incurred	491,553	25,763	395,999	23,976	367,303	15,810
Reserve changes	432,783	(169,129)	(128,679)	4,008	(189,364)	109,412

Premiums and benefits incurred are stated net of the amounts of premiums and claims assumed and ceded. Policy benefit reserves and policy claims and benefits payable are reported net of the related reinsurance receivables. These receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

The Company is a party to a reinsurance agreement with North American. In this indemnity agreement, the Company assumes 80% of all policies issued by North American on or after January 1, 2014 of specific annuity plans. The Company recognized $12,929, $43,733 and $104,501 at December 31, 2020, 2019 and 2018, respectively, of premium under this agreement in the statement of operations. The Company retrocedes 100% of this business to a third party reinsurer through a modified coinsurance agreement.

The Company is a party to a modified coinsurance agreement with a third-party reinsurer. This indemnity agreement covers 80% of all policies issued by the Company on or after January 1, 2014 of specific annuity plans along with 100% of the business the Company assumes from North American in the coinsurance agreement discussed in the previous paragraph. In this agreement, the Company retains, on behalf of the reinsurer, assets equal to the statutory liabilities associated with the reinsured policies. The Company recognized $2,600,569 and $3,003,696 at December 31, 2020 and 2019, respectively, of modified coinsurance reserves under this agreement in the statements of admitted assets, liabilities, and capital and surplus.

The Company is party to a reinsurance agreement providing for the coinsurance of 30% for certain policies that were acquired from an acquisition in 2002. The reinsurer assumes 30% of the net premiums and benefits related to this block of business and reimburses the Company for various expenses related to this business through the expense allowances provided for in the agreement. Reserve credits of $276,549 and $285,182 associated with this agreement are reported as a component of liabilities for future policy benefits in the statements of admitted assets, liabilities, and capital and surplus as of December 31, 2020 and 2019, respectively.

The Company is a party to two funds withheld coinsurance agreements with a third-party reinsurer. These are indemnity agreements that cover 50% of substantially all policies of specific annuity plans issued from January 1, 2002 through March 31, 2005, 60% of substantially all policies of specific annuity plans issued from April 1, 2005 through February 29, 2008 and 50% of substantially all policies of specific annuity plans issued from March 1, 2008 through November 30, 2013 of specific annuity plans. In these agreements, the Company agrees to withhold, on behalf of the assuming company, assets equal to the statutory reserve associated with these policies. A funds withheld liability of $3,092,420 and $3,380,688 is reflected as a component of funds held under coinsurance in the statements of admitted assets, liabilities and capital and surplus as of December 31, 2020 and 2019, respectively.

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

The Company is also a party to a coinsurance agreement with Guggenheim Life and Annuity Company (“GLAC”), an affiliate. This is an indemnity agreement that covers 100% of all policies issued from January 1, 2008 through September 30, 2009 of specific annuity plans. Reserve credits of $127,537 and $135,843, associated with this agreement are reported as a component of liabilities for future policy benefits in the statements of admitted assets, liabilities, and capital and surplus as of December 31, 2020 and 2019, respectively. In addition, reserve credits of $816 and $1,252 associated with this agreement are reported as a component of policy and contract claims in the statements of admitted assets, liabilities, and capital and surplus as of December 31, 2020 and 2019, respectively.

The Company is party to a coinsurance and yearly renewable term agreement with a third-party reinsurer that was effective on January 1, 2016. The Company ceded policies issued during 2016 for specific annuity plans. Premiums ceded under this agreement of $18,050, $15,687 and $14,721 are reported as a component of life insurance and annuity premiums and other considerations in the statements of operations for the year ended December 31, 2020, 2019 and 2018, respectively. Reserve credits of $127,750 and $107,123 associated with this agreement are reported as a component of liabilities for future policy benefits in the statements of admitted assets, liabilities and capital and surplus as of December 31, 2020 and 2019, respectively. A funds withheld liability of $55,331 and $40,205 is reflected as a component of funds held under coinsurance in the statements of admitted assets, liabilities and capital and surplus as of December 31, 2020 and 2019, respectively.

The Company has a coinsurance agreement with MNL Re, an affiliated limited purpose subsidiary life insurance company. The agreement has subsequently been amended to extend the term and increase the life insurance policies covered under the agreement. The Company ceded a defined block of permanent life insurance products to MNL Re. The Company recognized reserve credits of $1,067,683 and $974,256 under this agreement on December 31, 2020 and 2019, respectively, which are reflected as a component of liabilities for future policy benefits in the statements of admitted assets, liabilities and capital and surplus. The Company recognized $626,778 and $540,386 at December 31, 2020 and 2019, respectively, of funds held under coinsurance under this agreement in the statements of admitted assets, liabilities and capital and surplus. The reserve credit was supported by a contingent note guarantee (“LLC Note”) with a balance of $440,905 and $433,870 for 2020 and 2019, respectively. The LLC Note held by MNL Re, which functions in a manner similar to a standby letter of credit and which Midland National is a beneficiary, is an admitted asset under Iowa prescribed practice and the surplus generated by this prescribed practice has been retained in the carrying value of MNL Re.

On December 31, 2011, the Company entered into a coinsurance agreement with Solberg Re, an affiliated limited purpose subsidiary life insurance company. The agreement has subsequently been amended to extend the term and increase the life insurance policies covered under the agreement. The Company ceded a defined block of term life insurance to Solberg Re. The Company received experience refunds related to this agreement of $18,170, $12,015 and $27,409 during the years ended December 31, 2020, 2019 and 2018, respectively. The Company recognized reserve credits of $540,543 and $535,803 under this agreement on December 31, 2020 and 2019, respectively, which are reflected as a component of liabilities for future policy benefits in the statements of admitted assets, liabilities and capital and surplus. The Company recognized $191,472 and $179,766 at December 31, 2020 and 2019, respectively, of funds held under coinsurance under this agreement which is reported as funds held under coinsurance in the statements of admitted assets, liabilities and capital and surplus. The reserve credit was supported by an

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

LLC Note with a balance of $349,070 and $356,037 for 2020 and 2019, respectively. The LLC Note held by Solberg Re, which functions in a manner similar to a standby letter of credit and which Midland National is a beneficiary, is an admitted asset under Iowa prescribed practice and the surplus generated by this prescribed practice has been retained in the carrying value of Solberg Re.

On September 30, 2019, the Company entered into a coinsurance agreement with Canal Re, an affiliated limited purpose subsidiary life insurance company. The Company ceded a defined block of term life insurance products to Canal Re. The Company received experience refunds related to this agreement of $44,467 and $0 during the years ended December 31, 2020 and 2019, respectively. The Company recognized reserve credit of $294,576 and $240,667 under this agreement on December 31, 2020 and 2019, respectively, which is reflected as a component of liabilities for future policy benefits in the statements of admitted assets, liabilities and capital and surplus. The Company recognized $113,471 and $83,095 at December 31, 2020 and 2019, respectively, of funds held under coinsurance under this agreement which is reported as funds held under coinsurance in the statements of admitted assets, liabilities and capital and surplus. The reserve credit was supported by an LLC Note with a balance of $181,105 and $157,571 for 2020 and 2019, respectively. The LLC Note held by Canal Re, which functions in a manner similar to a standby letter of credit and which Midland National is a beneficiary, is an admitted asset under Iowa prescribed practice and the surplus generated by this prescribed practice has been retained in the carrying value of Canal Re.

On December 31, 2020, the Company entered into a coinsurance agreement with a third party reinsurer. The Company has ceded a defined block of permanent life insurance products to the third party reinsurer. Initial premiums ceded under this agreement of $626,313 are reported as a component of life insurance and annuity premiums and other considerations in the statements of operations for the year ended December 31, 2020. The Company recognized $465,852 at December 31, 2020 of funds held under coinsurance under this agreement as a component of funds held under coinsurance in the statements of admitted assets, liabilities and capital and surplus. A reserve credit of $626,313 associated with this agreement is reported as a component of liabilities for future policy benefits in the statements of admitted assets, liabilities and capital and surplus as of December 31, 2020.

The Company is a party to several reinsurance agreements with Scottish Re (U.S.), Inc. (“SRUS”) for cession of mortality risks on its life insurance business. SRUS was put into rehabilitation in 2019. In 2020, as a result of the Company’s ongoing assessment of the rehabilitation proceedings, it was deemed unlikely that the Company would be able to recover from SRUS the full amount of reserve credit recognized for business ceded to SRUS. The Company recorded an impairment of $17,830 which was reflected in increase in liabilities for future life and annuity policy benefits in the statement of operations and as an increase of liabilities for future policy benefits on the statement of admitted assets, liabilities, and capital and surplus. As of December 31, 2020, reserve credit of $14,801, net of impairment, was included in liabilities for future policy benefits on the statement of admitted assets, liabilities, and capital and surplus related to the Company’s reinsurance contracts with SRUS.

The estimated amount of the aggregate reduction in surplus (for agreements other than those under which the reinsurer may unilaterally cancel for reasons other than the nonpayment of premiums or other similar credits) for nonperformance or termination of all reinsurance agreements, by either party, is $907,896 as of December 31, 2020.

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

10.	FUTURE POLICY BENEFITS AND POLICY PREMIUMS DUE, DEFERRED OR UNCOLLECTED

Reserves for life contracts and deposit-type contracts

The Company waives deduction of deferred fractional premiums upon death of the insured. For policies without flexible premiums the Company returns any portion of the final premium beyond the policy month of death. Reserves include the excess of the surrender value over the reserve as otherwise computed. Additional premiums plus the regular gross premium for the true age are charged for substandard lives. Mean reserves are determined by computing the regular mean reserve for the plan at the true age and holding, in addition, one-half (50%) of the extra premium charge for the year for fixed premium plans and one-half of the extra risk charge for the month for flexible premium plans.

At December 31, 2020 and 2019, the Company had $16,571,341 and $19,833,836, respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard of valuation set by the State of Iowa. At December 31, 2020 and 2019, reserves to cover the above insurance totaled $273,443 and $282,724, respectively, before reinsurance ceded. The Company anticipates investment income as a factor in the calculations of its premium deficiency reserves.

The Company adopted valuation manual standard 21 (“VM-21”) as of January 1, 2020. The VM-21 reserving methodology is a principles based approach required for variable annuity policies which uses prudent estimate assumptions for interest and other assumptions. The adoption of VM-21 resulted in a reduction of the applicable reserves on variable annuity policies in the amount of $12,573 and was reflected in the liabilities for future policy benefits and as an increase to unassigned surplus in the statements of admitted assets, liabilities and capital and surplus. The Company elected to record the full impact in 2020 rather than electing to grade in the change in valuation basis.

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

Analysis of annuity actuarial reserves and deposit liabilities by withdrawal characteristics

A portion of the Company’s liabilities for future policy benefits relate to liabilities established on a variety of products that are not subject to significant mortality and morbidity risk; however, there may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics and the related percentage of the total, are summarized as follows at December 31:

Individual Annuities

	2020
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	Percent

Subject to discretionary withdrawal
With market value adjustment	$22,180,061	$—	$—	$22,180,061	70%
At book value less current surrender charge of 5% or more	254,248	—	—	$254,248	1%
At fair value - separate account non- guaranteed	—	—	2,029,339	2,029,339	7%

Total with market value adjustment	22,434,309	—	2,029,339	$24,463,648	78%

At book value without adjustment (minimal or no charge or adjustment)	6,432,378	—	—	$6,432,378	21%

Not subject to discretionary withdrawal	287,636	—	—	$287,636	1%

Total	29,154,323	—	2,029,339	$31,183,662	100%

Reinsurance ceded	2,017,289	—	—	2,017,289

Total (gross - ceded)	$27,137,034	$—	$2,029,339	$29,166,373

Amount included in book value less surrender charges above that will move to book value without adjustment for the first time within the year after the statement date:	$5,105

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

	2019
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	Percent

Subject to discretionary withdrawal
With market value adjustment	$19,058,891	$—	$—	$19,058,891	70%
At book value less current surrender charge of 5% or more	359,067	—	—	359,067	1%
At fair value - separate account non-guaranteed	—	—	1,758,597	1,758,597	7%

Total with market value adjustment	19,417,958	—	1,758,597	21,176,555	78%

At book value without adjustment (minimal or no charge or adjustment)	5,577,166	—	—	5,577,166	21%

Not subject to discretionary withdrawal	289,376	—	—	289,376	1%

Total	25,284,500	—	1,758,597	27,043,097	100%

Reinsurance ceded	2,112,056	—	—	2,112,056

Total (gross - ceded)	$23,172,444	$—	$1,758,597	$24,931,041

Amount included in book value less surrender charges above that will move to book value without adjustment for the first time within the year after the statement date:	$51,832

Group Annuities
	2020

	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	Percent

Subject to discretionary withdrawal
With market value adjustment	$2,298,845	$—	$—	$2,298,845	39%
At book value less current surrender charge of 5% or more	5,850	—	—	5,850	0%
At fair value - separate account non-guaranteed	—	—	—	—	0%

Total with market value adjustment	2,304,695	—	—	2,304,695	39%

At book value without adjustment (minimal or no charge or adjustment)	3,491,299	—	—	3,491,299	60%

Not subject to discretionary withdrawal	32,157	—	—	32,157	1%

Total (gross: direct + assumed	5,828,151	—	—	5,828,151	100%

Reinsurance ceded	1,336,896	—	—	1,336,896

Total (gross - ceded)	$4,491,255	$—	$—	$4,491,255

Amount included in book value less surrender charges above that will move to book value without adjustment for the first time within the year after the statement date:	$—

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

	2019
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	Percent

Subject to discretionary withdrawal
With market value adjustment	$2,633,236	$—	$—	2,633,236	41%
At book value less current surrender charge of 5% or more	6,882	—	—	6,882	0%
At fair value - separate account non-guaranteed	—	—	—	—	0%

Total with market value adjustment	2,640,118	—	—	2,640,118	41%

At book value without adjustment (minimal or no charge or adjustment)	3,778,829	—	—	3,778,829	59%

Not subject to discretionary withdrawal	31,331	—	—	31,331	0%

Total (gross: direct + assumed	6,450,278	—	—	6,450,278	100%

Reinsurance ceded	1,526,864	—	—	1,526,864

Total (gross - ceded)	$4,923,414	$—	$—	$4,923,414

Amount included in book value less surrender charges above that will move to book value without adjustment for the first time within the year after the statement date:	$746

Deposit-type Contracts

	2020
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	Percent

Subject to discretionary withdrawal
With market value adjustment	$5,243	$—	$—	5,243	2%
At book value less current surrender charge of 5% or more	—	—	—	—	0%
At fair value - separate account non-guaranteed	—	—	—	—	0%

Total with market value adjustment	5,243	—	—	5,243	2%

At book value without adjustment (minimal or no charge or adjustment)	100,256	—	—	100,256	29%

Not subject to discretionary withdrawal	239,837	—	—	239,837	69%

Total (gross: direct + assumed	345,336	—	—	345,336	100%

Reinsurance ceded	732	—	—	732

Total (gross - ceded)	$344,604	$—	$—	$344,604

Amount included in book value less surrender charges above that will move to book value without adjustment for the first time within the year after the statement date:	$—

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

	2019
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	Percent

Subject to discretionary withdrawal
With market value adjustment	$6,676	$—	$—	6,676	1%
At book value less current surrender charge of 5% or more	—	—	—	—	0%
At fair value - separate account non-guaranteed	—	—	—	—	0%

Total with market value adjustment	6,676	—	—	6,676	1%

At book value without adjustment (minimal or no charge or adjustment)	292,385	—	—	292,385	53%

Not subject to discretionary withdrawal	250,067	—	—	250,067	46%

Total (gross: direct + assumed	549,128	—	—	549,128	100%

Reinsurance ceded	710	—	—	710

Total (gross - ceded)	$548,418	$—	$—	$548,418

Amount included in book value less surrender charges above that will move to book value without adjustment for the first time within the year after the statement date:	$—

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

Analysis of life actuarial reserves by withdrawal characteristics

	2020
	General Account
	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$6,466,529	$6,436,172	$6,374,205
Universal life with secondary guarantees	641,475	477,144	2,163,479
Indexed universal life	3,536,864	3,151,404	3,170,802
Indexed universal life with secondary guarantees	632,652	461,587	875,618
Other permanent cash value life insurance	181,692	181,692	286,980
Variable universal life	83,276	82,000	87,144

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	1,331,863
Accidental death benefits	—	—	760
Disability - active lives	—	—	8,927
Disability - disabled lives	—	—	41,791
Miscellaneous reserves	—	—	399,619

Total	11,542,488	10,789,999	14,741,188
Reinsurance ceded	232,935	233,111	3,146,075

Total net of reinsurance ceded	$11,309,553	$10,556,888	$11,595,113

	2020
	Separate Account with Guarantees
	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$2,735,962	$2,735,962	$2,735,375
Universal life with secondary guarantees	—	—	—
Indexed universal life	—	—	—
Indexed universal life with secondary guarantees	—	—	—
Other permanent cash value life insurance	—	—	—
Variable universal life	—	—	—

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	—
Accidental death benefits	—	—	—
Disability - active lives	—	—	—
Disability - disabled lives	—	—	—
Miscellaneous reserves	—	—	—

Total	2,735,962	2,735,962	2,735,375
Reinsurance ceded	—	—	—

Total net of reinsurance ceded	$2,735,962	$2,735,962	$2,735,375

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

	2020
	Separate Account Non-guaranteed
	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$—	$—	$—
Universal life with secondary guarantees	—	—	—
Indexed universal life	—	—	—
Indexed universal life with secondary guarantees	—	—	—
Other permanent cash value life insurance	—	—	—
Variable universal life	710,833	695,326	698,073

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	—
Accidental death benefits	—	—	—
Disability - active lives	—	—	—
Disability - disabled lives	—	—	—
Miscellaneous reserves	—	—	—

Total	710,833	695,326	698,073
Reinsurance ceded	—	—	—

Total net of reinsurance ceded	$710,833	$695,326	$698,073

	2019
	General Account
	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$5,711,104	$5,678,300	$5,624,035
Universal life with secondary guarantees	653,733	469,884	1,948,256
Indexed universal life	3,258,804	2,893,816	2,913,988
Indexed universal life with secondary guarantees	556,485	399,922	718,637
Other permanent cash value life insurance	178,753	178,753	280,931
Variable universal life	81,263	79,673	85,269

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	1,278,182
Accidental death benefits	—	—	806
Disability - active lives	—	—	9,737
Disability - disabled lives	—	—	40,745
Miscellaneous reserves	—	—	384,369

Total	10,440,142	9,700,348	13,284,955
Reinsurance ceded	—	—	2,445,414

Total net of reinsurance ceded	$10,440,142	$9,700,348	$10,839,541

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

2019
Separate Account with Guarantees
	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$—	$—	$—
Universal life with secondary guarantees	—	—	—
Indexed universal life	—	—	—
Indexed universal life with secondary guarantees	—	—	—
Other permanent cash value life insurance	—	—	—
Variable universal life	—	—	—

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	—
Accidental death benefits	—	—	—
Disability - active lives	—	—	—
Disability - disabled lives	—	—	—
Miscellaneous reserves	—	—	—

Total	—	—	—
Reinsurance ceded	—	—	—

Total net of reinsurance ceded	$—	$—	$—

2019
Separate Account Non-guaranteed
	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$—	$—	$—
Universal life with secondary guarantees	—	—	—
Indexed universal life	—	—	—
Indexed universal life with secondary guarantees	—	—	—
Other permanent cash value life insurance	—	—	—
Variable universal life	601,207	580,476	586,170

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	—
Accidental death benefits	—	—	—
Disability - active lives	—	—	—
Disability - disabled lives	—	—	—
Miscellaneous reserves	—	—	—

Total	601,207	580,476	586,170
Reinsurance ceded	—	—	—

Total net of reinsurance ceded	$601,207	$580,476	$586,170

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

Policy premium due, deferred and uncollected

Gross premiums are amounts charged to the policyholder and recognized as income when due from policyholders under the terms of the insurance contract. Net premiums are the amount calculated on the basis of the interest and mortality table used to calculate the policy reserves. The difference between gross premium and net premium is referred to as loading and generally includes allowances for acquisition costs and other expenses, but also includes the differences in mortality and interest assumptions utilized for statutory reserving purposes.

Due, deferred and uncollected life insurance premiums (net of reinsurance ceded) are summarized as follows at December 31:

	2020		2019
	Gross	Net of Loading	Gross	Net of Loading
Ordinary - new business	$7,632	$319	$6,866	$6,352
Ordinary - renewal	77,002	158,628	76,110	158,600

	$84,634	$158,947	$82,976	$164,952

11.	SEPARATE ACCOUNTS

The Company has separate accounts for its variable life and annuity business and a portion of its bank owned life insurance business. Information regarding the separate accounts of the Company is as follows:

	2020	2019
Reserves at December 31 for accounts with assets at:
Market value	$2,727,412	$2,344,767
Amortized cost	2,735,375	2,691,631

Total reserves	$5,462,787	$5,036,398

By withdrawal characteristics:
At book value without MV adjustment and with current surrender charges less than 5%	$5,462,787	$5,036,398
Not subject to discretionary withdrawal	—	—

Reserves for asset default risk in lieu of AVR	$5,462,787	$5,036,398

Following is a summary reconciliation of amounts reported as transfers to and from separate accounts in the summary of operations of the Company’s NAIC separate account annual statements with the amounts reported as net transfers to separate accounts in the accompanying statements of operations for the years ended December 31:

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

	2020	2019	2018
Reconciliations of net transfers to (from) separate accounts
Transfers of premiums to separate accounts	$295,797	$353,359	$373,063
Transfers from separate accounts	(298,174)	(282,843)	(277,911)

Net transfers to (from) the separate accounts as reported in the statements of operations	$(2,377)	$70,516	$95,152

The Company has variable annuities with guaranteed benefits including guaranteed death benefits and guaranteed living benefits. The total maximum guarantee provided to the separate account associated with guaranteed death benefits of $48,759, $48,744, $85,497, $47,313 and $51,719 as of December 31, 2020, 2019, 2018, 2017 and 2016, respectively. The risk charges remitted to the general account associated with these guarantees was $747, $512, $590, $638 and $682 for 2020, 2019, 2018, 2017 and 2016, respectively.

12.	CAPITAL AND SURPLUS AND DIVIDEND RESTRICTIONS

The Company has 2,549,439 common stock shares authorized, issued and outstanding. The Company has no preferred stock outstanding. Without prior approval of its domiciliary commissioner, dividends to shareholders is limited by the laws of the Company’s state of incorporation, Iowa, to $420,506 in 2021 an amount that is based on restrictions relating to the 2020 net gain from operations and statutory surplus. Within these limitations, there are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to its stockholder. The unassigned surplus of $2,371,583 is unrestricted and held for the benefit of the Company’s stockholder.

During 2020, the Company paid ordinary cash dividends in the amounts of $63,365 on March 31; $47,829 on June 30 and $93,915 on September 30 to its stockholder, SFG.

On October 25, 2013, the Company issued a surplus note to its parent, SFG, for $142,000. This note is reported as a component of capital and surplus in the statement of admitted assets, liabilities and capital and surplus. The surplus note bears annual interest at 7.5% payable in semi-annual installments. The maturity date of the note is October 31, 2043. Payment of principal and interest on this note is subject to approval by the Iowa Insurance Division. The Company incurred interest expense of $10,650 in 2020, 2019 and 2018. The Company has recognized life-to-date interest of $74,200.

On December 30, 2014, the Company issued a surplus note to its parent, SFG, for $200,000. This note is reported as a component of capital and surplus in the statement of admitted assets, liabilities and capital and surplus. The surplus note bears annual interest at 7.0% payable in semi-annual installments. The maturity date of the note is December 30, 2044. Payment of principal and interest on this note is subject to approval by the Iowa Insurance Division. The Company incurred interest expense of $14,000 in 2020, 2019 and 2018. The Company has recognized life-to-date interest of $84,000.

On June 30, 2017, the Company issued a surplus note to its parent, SFG, for $295,000. This note is reported as a component of capital and surplus in the statement of admitted assets, liabilities and capital and surplus. The surplus note bears annual interest at 6.0% payable in semi-annual installments. The maturity date of the note is June 30, 2047. Payment of principal and interest on this note is subject to

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

approval by the Iowa Insurance Division. The Company incurred interest expense of $17,700 in 2020, 2019, and 2018. The Company has recognized life-to-date interest of $59,647.

On December 30, 2017, the Company issued a surplus note to its parent, SFG, for $200,000. This note is reported as a component of capital and surplus in the statement of admitted assets, liabilities and capital and surplus. The surplus note bears an annual interest rate at 6.0% payable in semi-annual installments. The maturity date of the note is December 30, 2047. Payment of principal and interest on this note is subject to approval by the Iowa Insurance Division. The Company incurred interest expense of $12,000 in 2020, 2019, and 2018. The Company has recognized life-to-date interest of $36,000.

On December 30, 2020, the Company issued a surplus note to its parent, SFG, for $200,000. This note is reported as a component of capital and surplus in the statement of admitted assets, liabilities and capital and surplus. The surplus note bears an annual interest rate at 6.5% payable in semi-annual installments. The maturity date of the note is December 30, 2050. Payment of principal and interest on this note is subject to approval by the Iowa Insurance Division. The Company did not incur interest expense in 2020.

13.	INCOME TAXES

The components of the net deferred tax asset recognized by the Company at December 31 are as follows:

	2020			2019			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross deferred tax asset	$560,764	$61,252	$622,016	$485,449	$15,404	$500,853	$75,315	$45,848	$121,163
Statutory valuation allowance	—	—	—	—	—	—	—	—	—

Adjusted gross deferred tax assets	560,764	61,252	622,016	485,449	15,404	500,853	75,315	45,848	121,163
Deferred tax assets nonadmitted	152,426	—	152,426	65,682	—	65,682	86,744	—	86,744

Subtotal net admitted deferred tax asset	408,338	61,252	469,590	419,767	15,404	435,171	(11,429)	45,848	34,419

Deferred tax liabilities	166,272	—	166,272	171,024	—	171,024	(4,752)	—	(4,752)

Net admitted deferred

tax asset (liability)	$242,066	$61,252	$303,318	$248,743	$15,404	$264,147	$(6,677)	$45,848	$39,171

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

	2020			2019			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Admission Calculation
Components SSAP No. 101:
(a) Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—	$—	$—	$—	$—	$—	$—

(b) Adjusted gross deferred tax assets expected to be realized after application of the threshold limitation	242,066	61,252	$303,318	248,444	15,404	$263,848	(6,378)	45,848	$39,470

Adjusted gross deferred be realized following the balance sheet date	242,066	61,252	$303,318	248,444	15,404	263,848	(6,378)	45,848	39,470
Adjusted gross deferred tax assets allowed per limitation threshold	XXX	XXX	584,533	XXX	XXX	541,356	XXX	XXX	43,177
(c) Adjusted gross deferred tax assets offset by gross deferred tax liabilities	166,272	—	$166,272	171,024	—	171,024	(4,752)	—	$(4,752)

Deferred tax assets admitted as the result of application of SSAP No. 101 (a)+(b)+(c)	$408,338	$61,252	$469,590	$419,468	$15,404	$434,872	$(11,130)	$45,848	$34,718

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

	2020	2019
Ratio percentage used to determine recovery period and threshold limitation amount	752%	875%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation	$3,896,885	$3,583,536

The impact of tax planning strategies at December 31 is as follows:

	2020		2019		Change
	(1)	(2)	(3)	(4)	(5)	(6)
	Ordinary	Capital	Ordinary	Capital	(Col 1-3) Ordinary	(Col 2-4) Capital
Impact of tax-planning strategies
(a)Determination of adjusted gross deferred tax assets and net admitted deferred tax assets, by tax character as a percentage
1. Adjusted gross DTAs amount from note 9A1(c)	$560,764	$61,252	$485,449	$15,404	$75,315	$45,848
2. Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	1.4%	9.8%	3.6%	3.1%	(2.2)%	6.7%
3. Net admitted adjusted gross DTAs amount from note 9A1(e)	$408,338	$61,252	$419,767	$15,404	$(11,429)	$45,848
4. Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	2.8%	20.2%	6.9%	5.8%	(4.1)%	14.4%

The Company’s tax-planning strategies do not include the use of reinsurance.

There are no deferred tax liabilities that have not been recognized.

Current income taxes incurred consist of the following major components at December 31:

	2020	2019	2018
Current income tax:
Federal income tax on operations	$120,855	$63,666	$39,739
Federal income tax on net capital gains	7,780	7,214	(56,963)
Other	4,832	6,571	(14,560)

Federal and foreign income taxes incurred	$133,467	$77,451	$(31,784)

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

The components of deferred tax assets and deferred tax liabilities are as follows:

	2020	2019	Change
Deferred tax assets:
Ordinary
Policyholder reserves	$316,834	$259,319	$57,515
Investments	2,722	11,884	(9,162)
Deferred acquisition costs	187,240	161,491	25,749
Fixed assets	6,870	9,843	(2,973)
Compensation and benefits accrual	2,927	2,045	882
Pension accrual	29,005	27,976	1,029
Receivables - nonadmitted	1,552	1,316	236
Other (including items <5% of total ordinary tax assets)	13,614	11,575	2,039

Subtotal	560,764	485,449	75,315

Nonadmitted	152,426	65,682	86,744

Admitted ordinary deferred tax assets	408,338	419,767	(11,429)

Capital
Investments	61,252	15,404	45,848

Admitted capital deferred tax assets	61,252	15,404	45,848

Admitted deferred tax assets	$469,590	$435,171	$34,419

Deferred Tax Liabilities:
Ordinary
Investments	$58,225	$49,995	$8,230
Fixed assets	11,015	10,244	771
Deferred and uncollected premium	33,379	34,640	(1,261)
Policyholder reserves	64,829	76,145	(11,316)
Other (including items <5% of total ordinary tax liabilities)	(1,176)	—	(1,176)

Subtotal	166,272	171,024	(4,752)

Deferred tax liabilities	166,272	171,024	(4,752)

Net deferred tax assets	$303,318	$264,147	$39,171

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

The provision for income taxes incurred is different from that which would be obtained by applying the statutory Federal income tax rate to income before income taxes. The significant items causing this difference for the year ended December 31, 2020, are as follows:

	Tax Effect	Effective Tax Rate
Provision computed at statutory rate	$67,342	21.0%
IMR amortization	(2,624)	-0.8%
Tax exempt income	(34,437)	-10.7%
Tax credits	(40,519)	-12.6%
Change in nonadmitted assets	424	0.0%
Other	26,599	8.3%

Total statutory income taxes	$16,785	5.2%

Federal income taxes incurred	$133,467	41.6%
Change in net deferred income taxes	(116,682)	-36.4%

Total statutory income taxes	$16,785	5.2%

At December 31, 2020, the Company had no operating loss or tax credit carryforwards available and has not made any deposits under Section 6603 of the Internal Revenue Code.

14.	EMPLOYEE BENEFIT PLANS

The Company provides certain postretirement health care and life insurance benefits for eligible active employees through health and welfare benefit plans. Substantially all employees working for the Company are eligible for those benefits at retirement. The type and amount of benefit varies based on the plan in effect for a particular employee group.

The Company anticipates contributing $1,068 to its health care plan in 2021.

The following table summarizes the assets, benefit obligations and other information related to these plans as of December 31, 2020 and 2019:

	Underfunded
Change in Postretirement Benefits	2020	2019	2018
Benefit obligation at beginning of year	$30,335	$26,488	$25,584
Service cost	1,319	1,141	1,215
Interest cost	939	1,050	912
Contribution by plan participants	523	390	205
Actuarial gain (loss)	3,929	2,629	(546)
Benefits paid	(1,214)	(1,363)	(882)
Plan amendments	(682)	—	—

Benefit obligation at end of year	$35,149	$30,335	$26,488

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

	Postretirement Benefits
Change in plan assets	2020	2019
Fair value of plan assets at beginning of year	$—	$—
Actual return on plan assets	—	—
Foreign currency exchange rate changes	—	—
Reporting entity contribution	690	973
Aplan participants’ contributions	523	390
Benefits paid	(1,213)	(1,363)
Business combinations, divestitures and settlements	—	—

Fair value of plan assets at end of year	$—	$—

	Postretirement Benefits
Components of net periodic benefit costs	2020	2019	2018
Service cost	$1,319	$1,141	$1,215
Interest cost	939	1,050	912
Gains and losses	210	—	48
Prior service cost or credits	(81)	104	104

Total net periodic benefit cost	$2,387	$2,295	$2,279

Amounts in unassigned funds (surplus) recognized as components of net periodic benefit cost	Postretirement Benefits
	2020	2019	2018
Net prior service cost or credit arising during the period	$(683)	$—	$—
Net prior service cost or credit recognized	81	(104)	(104)
Net gain and loss arising during the period	3,929	2,629	(546)
Net gain and loss recognized	(210)	—	(48)

Items not yet recognized as a component of net periodic cost - current year	$3,117	$2,525	$(698)

Amounts in unassigned funds (surplus) that have not yet been recognized as components of net periodic benefit cost	Postretirement Benefits
	2020	2019
Net prior service cost or credit	$(96)	$15
Net recognized gains and losses	449	4,306

Weighted-average assumptions used to determine net periodic benefit cost as of December 31	Postretirement Benefits
	2020	2019
Weighted-average discount rate	3.12%	4.12%
Expected long-term rate of return on plan assets	n/a	n/a
Rate of compensation increase	n/a	n/a

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

Weighted-average assumptions used to determine projected benefit obligation as of December 31	Postretirement Benefits
	2020	2019
Weighted average discount rate	2.40%	3.12%
Rate of compensation increase	n/a	n/a

The Company participates in an Employee Stock Ownership Plan (“ESOP”) sponsored by SEI covering eligible employees of SFG. SFG pays and recognizes as an expense the current year allocation to its employees pursuant to the terms of a service agreement with SEI. SEI is responsible for funding employee distributions from the SEI ESOP to participants as they occur.

Compensation expense is recognized as shares to participants are committed to be released.

The expense for 2020, 2019 and 2018 was $17,501, $22,136 and $24,241, respectively.

15.	OTHER RELATED PARTY TRANSACTIONS

The Company pays fees to SEI under management contracts that cover certain investment, accounting, employee benefit and management services. The Company was charged $31,765, $34,493 and $35,522 in 2020, 2019 and 2018 , respectively, related to these contracts.

In 2013, the Company issued guaranteed investment contracts (“GICs”) to SEI for $102,000. In 2016, the Company issued additional GICs of $100,000. During 2020, the contracts were surrendered. These contracts totaling $0 and $202,579 in 2020 and 2019, respectively, are included in liabilities for deposit type funds in the statements of admitted assets, liabilities and capital and surplus. Interest incurred on these contracts was $3,114, $4,932 and $3,190 in 2020, 2019 and 2018, respectively.

The Company pays investment management fees to an affiliate, Guggenheim Partners Investment Management Inc. (“GPIM”). SEI holds an indirect interest in Guggenheim. During 2020, 2019 and 2018, the Company incurred fees of $47,585, $44,239 and $42,095, respectively, for these investment management services. The fees are calculated based on the average fair value of invested assets under management multiplied by a contractual rate.

Guggenheim Commercial Real Estate Finance, LLC, (an indirect subsidiary of Guggenheim) provides commercial mortgage loan origination and servicing services for the Company. The Company incurred expense of $7,776, $8,109 and $8,036 in 2020, 2019 and 2018, respectively, for these commercial mortgage services. The fee is calculated monthly based on the outstanding principal balance of the commercial mortgage loans and real estate owned multiplied by a contractual rate.

SEI has a noncontrolling interest in KDC Holdings, LLC (“KDC”), a real estate development and investment company focusing on office build-to-suite facilities. KDC Des Moines Development One, LLC, (“KDCDM”) a subsidiary of KDC, provided services to the Company associated with the construction of a new home office building in West Des Moines, Iowa. During 2020 and 2019, the Company paid KDCDM $2,909 and $1,059, respectively, for these services, and capitalized those costs as building and improvements reported as a component of real estate in the statements of admitted assets, liabilities and capital and surplus.

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

In December 2020, the Company originated a commercial mortgage loan for Pathfinder Ranches, LLC, which is an indirect subsidiary of SEI. The reported value was $25,000 and is reported in mortgage loans in the statements of admitted assets, liabilities and capital and surplus at December 31, 2020. The loan was issued at 4.35% and matures in 2027.

At December 31, 2020, the Company holds an investment security issued by GPIM. The security is reported in invested assets in the statements of admitted assets, liabilities, and capital and surplus at December 31, 2020 (3.50% interest, $52,413 par, $52,355 reported value, due 2023). At December 31, 2019, the security was reported in invested assets in the statements of admitted assets, liabilities, and capital and surplus (3.50% interest, $52,972 par, $52,899 reported value, due 2023).

The Company holds $566,036 and $619,268 of investments in debt securities issued by affiliates which are reported in bonds in the statements of admitted assets, liabilities, and capital and surplus at December 31, 2020 and December 31, 2019, respectively. The Company also holds $605,653 and $573,383 of limited partnership interests in affiliates which are reported in other invested assets in the statement of admitted assets, liabilities, and capital and surplus at December 31, 2020 and 2019, respectively.

The Company provided certain investment, accounting, policy administration and management services to North American. The Company received reimbursements of $128,942, $132,296 and $134,271 in 2020, 2019 and 2018, respectively, for the costs incurred to render such services.

The Company provides certain insurance and noninsurance services to MNL Re. The Company received reimbursements of $100 in each of 2020, 2019 and 2017 for the costs incurred to render such services.

The Company provides certain insurance and noninsurance services to Solberg Re. The Company received reimbursements of $100 in each of 2020, 2019 and 2018 for the costs incurred to render such services.

The Company provides certain insurance and noninsurance services to Canal Re. The Company received reimbursements of $125 and $0 in 2020 and 2019, respectively.

The Company provided certain investment, accounting, payroll administration and management series to SIG for which it was reimbursed $6,333, $5,527 and $6,676 in 2020, 2019 and 2018, respectively, for costs incurred to render such services.

The Company provided certain investment, accounting, payroll administration and management series to SFN for which it was reimbursed $19,750, $22,304 and $26,134 in 2020, 2019 and 2018, respectively, for costs incurred to render such services.

The Company issued surplus notes payable to SFG. The borrowings were $1,037,000 and $837,000 as of December 31, 2020 and 2019, respectively. The Company paid interest to SFG in the amount of $54,350 in 2020, 2019 and 2018.. See Note 12 for further discussion of these surplus notes.

The Company is party to a reinsurance agreement with GLAC. See Note 9 for further discussion of this transaction.

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

The Company is party to a coinsurance agreement with North American. See Note 9 for further discussion on these transactions.

The Company is party to coinsurance agreements with MNL Re, Solberg Re and Canal Re. See Note 9 for further discussion of these transactions.

16.	COMMITMENTS AND CONTINGENCIES

Limited partnership commitments

At December 31, 2020, the Company had outstanding capital commitments to limited partnerships of $832,285.

Lease commitments

The Company leases certain equipment and office space. Rental expense on operating leases of $4,055, $4,323 and $4,468 were incurred in 2020, 2019 and 2018, respectively. The approximate future minimum lease payments under these non-cancelable leases at December 31, 2020 are as follows:

2021	$ 383
2022	367
2023	370
2024	142
2025	96
Thereafter	—

Other contingencies

Under insurance guaranty fund laws, in most states insurance companies doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. The Company does not believe such assessments will be materially different from amounts already provided for in the financial statements. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer’s own financial strength.

The Company has, in the normal course of business, claims and lawsuits filed against it. In some cases the damages sought are substantially in excess of contractual policy benefits. The Company believes these claims and lawsuits, either individually or in the aggregate, will not materially affect the Company’s financial position or results of operations.

17.	SUBSEQUENT EVENTS

The Company evaluated subsequent events through April 21, 2021, the date the financial statements were available to be issued. There were no subsequent event transactions that required disclosure in the financial statements.